UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

OLD WESTBURY FUNDS, INC.
LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	January 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 84.5%
Banks — 3.6%
948,300	Hudson City Bancorp, Inc.	$15,533,154

Consumer Discretionary — 7.5%
276,500	Bed Bath & Beyond, Inc.(b)	8,914,360
435,100	Mattel, Inc.	9,141,451
290,700	Staples, Inc.	6,959,358
236,200	Walt Disney Co. (The)	7,069,466

		32,084,635

Consumer Staples — 9.2%
230,800	Anheuser-Busch Cos., Inc.	10,736,816
169,550	PepsiCo, Inc.	11,561,614
330,800	Wal-Mart Stores, Inc.	16,831,104

		39,129,534

Diversified Financials — 5.8%
165,000	American Express Co.	8,137,800
358,900	Bank of New York Mellon Corp. (The)	16,735,507

		24,873,307

Energy — 8.7%
178,400	Cameron International Corp.(b).	7,182,384
118,450	EOG Resources, Inc.	10,364,375
118,000	Exxon Mobil Corp.	10,195,200
149,400	Weatherford International Ltd.(b)	9,234,414

		36,976,373

Health Care — 15.5%
187,900	Celgene Corp.(b)	10,543,069
223,500	Hospira, Inc.(b)	9,188,085
132,500	Johnson & Johnson	8,381,950
223,800	Merck & Co., Inc.	10,357,464
610,000	Pfizer, Inc.	14,267,900
260,000	Thermo Fisher Scientific, Inc.(b)	13,387,400

		66,125,868

Industrials — 12.6%
96,100	FedEx Corp.	8,983,428
213,800	McDermott International, Inc.(b)	10,087,084
273,200	RR Donnelley & Sons Co.	9,531,948
792,900	Southwest Airlines Co.	9,300,717
215,500	United Technologies Corp.	15,819,855

		53,723,032

Information Technology — 12.9%
600,200	Cisco Systems, Inc.(b) .	14,704,900
672,600	Corning, Inc.	16,189,482
627,600	Motorola, Inc.	7,236,228
38,500	Research In Motion Ltd.(b)	3,614,380
424,900	Texas Instruments, Inc.	13,142,157

		54,887,147

Shares		Value
Insurance — 2.9%
144,500	Prudential Financial, Inc.	$12,191,465

Materials — 3.6%
99,900	Allegheny Technologies, Inc.	7,032,960
75,000	Monsanto Co.	8,433,000

		15,465,960

Utilities — 2.2%
232,400	PG&E Corp.	9,537,696

Total Common Stocks (Cost $ 327,249,823)		360,528,171

EXCHANGE TRADED FUNDS — 2.0%
Financials — 2.0%
60,900	SPDR Trust Series 1	8,349,390

Total Exchange Traded Funds (Cost $ 8,927,795)		8,349,390

INVESTMENT COMPANY — 0.5%
2,352,818	SEI Daily Income Trust Government II Portfolio	2,352,818

Total Investment Company (Cost $ 2,352,818)		2,352,818

Principal Amount
U.S. GOVERNMENT AGENCIES — 13.2%

Federal Home Loan Bank — 9.7%
$ 16,500,000	3.01%, 02/05/08(c)	16,494,555
12,330,000	2.62%, 02/06/08(c)	12,324,731
7,670,000	3.07%, 02/07/08(c)	7,666,139
5,000,000	3.04%, 02/14/08(c)	4,994,601

		41,480,026

Freddie Mac — 3.5%
15,000,000	3.01%, 02/04/08(c)	14,996,288

Total U.S. Government Agencies (Cost $ 56,476,314)		56,476,314

TOTAL INVESTMENTS — 100.2%
(Cost $395,006,750)(a)		427,706,693

LIABILITIES IN EXCESS OF OTHER NET ASSETS — (0.2)%		(897,257)

NET ASSETS — 100.0%		$426,809,436

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$51,245,390
Unrealized depreciation	(18,545,447)

Net unrealized appreciation	$32,699,943

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS	January 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 84.1%
Banks — 5.7%
354,000	Bank of Hawaii Corp.	$17,830,980
936,700	South Financial Group, Inc. (The)	16,186,176
786,900	UCBH Holdings, Inc.	11,111,028

		45,128,184

Consumer Discretionary — 10.7%
684,000	Advance Auto Parts, Inc.	24,405,120
999,500	Brinker International, Inc.	18,600,695
979,000	Dollar Tree Stores, Inc.(b)	27,421,790
356,400	Lamar Advertising Co. - Class A	15,367,968

		85,795,573

Consumer Staples — 2.7%
641,000	McCormick & Co., Inc.	21,614,520

Diversified Financials — 5.2%
414,400	Federated Investors, Inc. - Class B	17,641,008
861,700	SEI Investments Co.	23,869,090

		41,510,098

Energy — 9.5%
438,900	Arch Coal, Inc.	19,311,600
536,900	Dresser-Rand Group, Inc.(b)	17,019,730
281,100	Dril-Quip, Inc.(b)	13,644,594
148,400	Unit Corp.(b)	7,437,808
349,500	Whiting Petroleum Corp.(b)	18,782,130

		76,195,862

Health Care — 15.0%
660,100	Applera Corp. - Applied Biosystems Group	20,812,953
407,800	Charles River Laboratories International, Inc.(b)	25,324,380
489,100	Henry Schein, Inc.(b)	28,431,383
673,300	Immucor, Inc.(b)	19,417,972
656,500	VCA Antech, Inc.(b)	25,380,290

		119,366,978

Industrials — 8.2%
221,200	Dun & Bradstreet Corp.	20,345,976
299,200	Flowserve Corp.	24,570,304
633,800	Quanta Services, Inc.(b)	13,892,896
365,000	UTi Worldwide, Inc.	6,825,500

		65,634,676

Information Technology — 9.9%
690,000	Atheros Communications, Inc.(b)	18,843,900
501,400	Citrix Systems, Inc.(b)	17,358,468
654,100	Global Payments, Inc.	24,463,340
984,200	Red Hat, Inc.(b)	18,384,856

		79,050,564

Shares		Value
Insurance — 2.8%
569,900	Protective Life Corp.	$22,647,826

Materials — 9.7%
332,500	Carpenter Technology Corp.	20,495,300
451,700	Cytec Industries, Inc.	25,570,737
590,800	FMC Corp.	31,406,928

		77,472,965

Utilities — 4.7%
678,100	DPL, Inc.	18,824,056
411,500	Wisconsin Energy Corp.	18,735,595

		37,559,651

Total Common Stocks (Cost $ 634,631,284)		671,976,897

EXCHANGE TRADED FUNDS — 2.6%
Financials — 2.6%
142,300	Midcap SPDR Trust Series 1	20,700,381

Total Exchange Traded Funds (Cost $ 22,774,228)		20,700,381

INVESTMENT COMPANY — 2.1%
17,052,009	Federated Treasury Obligations Fund	17,052,009

Total Investment Company (Cost $ 17,052,009)		17,052,009

Principal Amount
U.S. GOVERNMENT AGENCIES — 11.1%

Fannie Mae — 0.3%
$ 2,475,000	2.84%, 02/13/08(c)	2,472,690

Federal Home Loan Bank — 10.8%
48,960,000	3.01%, 02/05/08(c)	48,943,843
7,525,000	2.87%, 02/13/08(c)	7,517,901
30,000,000	3.04%, 02/14/08(c)	29,967,608

		86,429,352

Total U.S. Government Agencies (Cost $ 88,902,042)		88,902,042

TOTAL INVESTMENTS — 99.9%
(Cost $763,359,563)(a)		798,631,329

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		578,263

NET ASSETS — 100.0%		$799,209,592

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$75,956,933
Unrealized depreciation	(40,685,167)

Net unrealized appreciation	$35,271,766

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS	January 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 94.3%
AUSTRALIA — 0.9%
2,653,717	Amcor Ltd.	$16,527,891

FINLAND — 3.7%
809,941	Nokia Oyj.	29,823,988
312,898	Outotec Oyj.	15,193,031
1,549,169	Stora Enso Oyj - Class R	21,539,154

		66,556,173

FRANCE — 4.5%
576,560	Air France-KLM	16,084,820
243,257	Electricite de France	25,370,666
799,810	France Telecom SA	28,207,626
937,169	STMicroelectronics NV	11,666,572

		81,329,684

GERMANY — 6.9%
185,416	Bauer AG	11,057,612
720,343	Commerzbank AG	21,859,630
1,430,941	Deutsche Telekom AG	29,353,725
503,856	Fresenius Medical Care AG & Co.	25,968,582
245,407	Kloeckner & Co. AG	10,248,460
192,322	Siemens AG	24,896,967

		123,384,976

HONG KONG — 7.0%
2,668,041	Citic Pacific Ltd.	13,235,592
19,645,812	Huaneng Power International, Inc. - Class H	15,761,992
7,160,243	Hutchison Whampoa Ltd.	70,491,204
89,208,630	Semiconductor Manufacturing International Corp.(b)	7,314,412
53,145,046	Sinotrans Ltd. - Class H	18,212,845

		125,016,045

IRELAND — 1.2%
543,929	CRH Plc	20,650,723

ITALY — 5.2%
758,748	ENI SpA	24,532,230
741,602	Fiat SpA	17,415,654
3,150,160	Intesa Sanpaolo SpA	22,419,103
8,146,512	Parmalat SpA	29,386,949

		93,753,936

JAPAN — 30.6%
547,826	Aeon Co. Ltd.	6,646,634
5,030,930	All Nippon Airways Co. Ltd.	20,075,558
1,080,052	Bridgestone Corp.	18,342,231
3,678,021	Chuo Mitsui Trust Holdings, Inc.	25,637,065
369,969	H.I.S. Co. Ltd.	6,520,012
11,351,720	Haseko Corp.(b)	19,317,421
97,069	Hogy Medical Co. Ltd.	4,496,840
627,038	Honda Motor Co. Ltd.	19,390,352
3,844,019	Mitsubishi UFJ Financial Group, Inc.	38,099,853

Shares		Value
JAPAN (continued)
2,922	Mizuho Financial Group, Inc.	$13,718,613
294,416	Nidec Corp.	19,382,900
3,406,113	Nippon Express Co. Ltd.	18,299,476
6,151	Nippon Telegraph & Telephone Corp.	29,273,321
1,151,911	Nomura Holdings, Inc.	16,835,815
6,179	NTT Data Corp.	27,457,501
13,484	NTT Urban Development Corp.	21,431,975
249,445	Rohm Co. Ltd.	18,517,312
567,031	Sanyo Denki Co. Ltd.	2,352,931
1,203,829	Seven & I Holdings Co. Ltd.	29,828,289
534,736	Shimachu Co. Ltd.	14,812,897
4,779,433	Shimizu Corp.	24,649,818
77,756	SMC Corp.	8,727,840
2,248,077	Sompo Japan Insurance, Inc.	20,503,051
1,587,695	Sumitomo Corp.	22,186,802
887,484	Suruga Bank Ltd.	10,599,126
335,337	Takeda Pharmaceutical Co. Ltd.	20,476,896
984,561	THK Co. Ltd.	19,578,517
2,291,760	Toshiba Corp.	15,661,265
653,200	Toyota Motor Corp.	35,364,945

		548,185,256

NETHERLANDS —4.1%
1,378,471	Aegon NV	20,593,746
461,082	Heineken NV	25,922,366
911,838	SBM Offshore NV	26,455,350

		72,971,462

SWEDEN — 0.9%
631,776	Swedbank AB - Class A	16,407,633

SWITZERLAND — 9.4%
457,091	ABB Ltd.	11,432,501
31,655	Banque Cantonale Vaudoise	13,549,001
338,229	Credit Suisse Group	19,257,898
84,866	Nobel Biocare Holding AG	21,072,429
173,453	Roche Holding AG	31,494,077
33,635	Swatch Group AG (The)(c)	9,081,015
169,357	Swatch Group AG (The)(c)	8,882,705
106,175	Syngenta AG	28,000,204
87,337	Zurich Financial Services AG	25,007,330

		167,777,160

UNITED KINGDOM — 19.9%
3,042,801	Amlin Plc	16,298,531
738,460	Atkins (WS) Plc.	15,829,278
843,873	Barclays Plc	7,965,856
3,621,133	BP Plc	38,593,995
2,795,126	BT Group Plc	14,523,168
4,266,998	Cable & Wireless Plc	13,625,083
501,883	Charter Plc(b)	6,992,289
991,326	CSR Plc(b)	10,520,536
2,864,649	GKN Plc	15,175,252
725,273	GlaxoSmithKline Plc	17,189,293
4,608,739	HSBC Infrastructure Co. Ltd.	10,383,048
1,251,263	Laird Group Plc.	12,237,140

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,588,696	Morrison (WM.) Supermarkets Plc.	$9,558,798
1,417,770	National Grid Plc.	21,916,089
1,083,062	Pearson Plc.	14,991,261
1,367,313	Prudential Plc.	17,528,508
6,679,775	Royal & Sun Alliance Insurance Group Plc.	18,119,412
800,116	Shire Plc.	14,337,523
1,278,667	Southern Cross Healthcare Ltd.	9,016,141
555,180	Standard Chartered Plc.	18,617,050
3,065,747	Thomas Cook Group Plc(b).	16,315,877
10,565,702	Vodafone Group Plc.	36,961,546

		356,695,674

Total Common Stocks (Cost $ 1,565,932,484)		1,689,256,613

EXCHANGE TRADED FUNDS — 1.6%

UNITED STATES — 1.6%
2,202,162	iShares MSCI Japan Index Fund	28,099,587

Total Exchange Traded Funds (Cost $ 31,260,457)		28,099,587

INVESTMENT COMPANY — 1.4%

UNITED STATES — 1.4%
25,314,179	Federated Treasury Obligations Fund	25,314,179

Total Investment Company (Cost $ 25,314,179)		25,314,179

TOTAL INVESTMENTS — 97.3%
(Cost $1,622,507,120)(a)		$1,742,670,379
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%		48,249,879

NET ASSETS — 100.0%		$1,790,920,258

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$235,522,519
Unrealized depreciation	(115,359,260)

Net unrealized appreciation	$120,163,259

(b)	Non-income producing security.
(c)	Securities incorporated in the same country but traded on different exchanges.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	10.6%
Consumer Discretionary	10.9%
Consumer Staples	5.7%
Diversified Financials	2.6%
Energy	5.0%
Health Care	8.0%
Industrials	18.4%
Information Technology	8.5%
Insurance	6.6%
Materials	4.8%
Real Estate	1.2%
Telecommunication Services	8.5%
Utilities	3.5%
Other*	5.7%

*	Includes cash and equivalents, investment companies, exchange traded funds, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS	January 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 85.1%

AUSTRALIA — 2.2%
110,268	Abacus Property Group	$141,418
28,950	ABB Grain Ltd.	226,822
136,390	Adelaide Brighton Ltd.	435,898
10,745	AED Oil Ltd.(b)	21,315
10,000	Aevum Ltd.	22,109
6,530	ALE Property Group.	20,047
14,314	Alesco Corp. Ltd.	121,885
23,073	Amalgamated Holdings Ltd.	128,266
33,000	Andean Resources Ltd.(b)	54,606
21,310	Ansell Ltd.	227,808
10,300	Anvil Mining Ltd.(b)	139,618
45,389	Anzon Australia Ltd.(b)	67,557
73,817	APA Group	220,788
34,166	Aquila Resources Ltd.(b)	237,553
30,551	ARC Energy Ltd.(b)	33,918
78,207	Arrow Energy NL(b)	125,115
38,481	Aspen Group	63,733
12,000	Ausdrill Ltd.	20,643
28,945	Austal Ltd.	55,322
237,688	Austar United Communications Ltd.(b)	343,011
103,629	Austereo Group Ltd.	199,953
67,455	Australian Agricultural Co. Ltd.	183,302
69,283	Australian Infrastructure Fund.	172,387
63,310	Australian Pharmaceutical Industries Ltd.(b).	90,351
76,071	Australian Worldwide Exploration Ltd.(b)	235,820
20,928	Automotive Holdings Group	61,063
22,100	AVJennings Ltd.	19,334
29,587	AWB Ltd.	58,212
35,000	Babcock & Brown Communities Ltd.	19,722
23,526	Bank of Queensland Ltd.	313,570
151,474	Beach Petroleum Ltd.	191,529
45,288	Bendigo Bank Ltd.	512,959
42,185	Bendigo Mining Ltd.(b).	12,816
5,000	Boom Logistics Ltd.	4,852
16,800	Bradken Ltd.	96,625
18,680	Brickworks Ltd.	192,099
26,490	Cabcharge Australia Ltd.	222,469
9,532	Campbell Brothers Ltd.	237,804
7,707	Cardno Ltd.	41,081
44,000	Carnarvon Petroleum Ltd.(b)	22,687
61,507	CBH Resources Ltd.(b)	23,308
17,013	Cellestis Ltd.(b)	37,716
17,000	Centamin Egypt Ltd.(b)	21,971
53,976	Centennial Coal Co. Ltd.	170,926
41,235	Charter Hall Group	58,730
106,453	Citigold Corp. Ltd.(b)	35,904
14,493	City Pacific Ltd.	38,986
31,000	Clough Ltd.(b)	22,313
5,275	Coal of Africa Ltd.(b)	8,136
2,429	Coffey International Ltd.	7,002

Shares		Value
AUSTRALIA (continued)
32,968	Commander Communications Ltd.	$5,236
2,303	Compass Resources NL(b)	4,526
234,866	ConnectEast Group	300,902
20,084	Corporate Express Australia Ltd.	108,544
38,303	Count Financial Ltd.	72,144
18,933	Crane Group Ltd.	251,773
5,188	Credit Corp. Group Ltd.	20,345
65,950	David Jones Ltd.	272,602
4,800	Dominion Mining Ltd.	18,988
63,500	DUET Group	170,143
19,082	Dyno Nobel Ltd.	35,233
25,748	Energy Developments Ltd.	69,772
99,173	Energy World Corp. Ltd.(b)	76,745
165,609	Envestra Ltd.	125,782
37,644	Equigold NL	114,538
9,540	Fantastic Holdings Ltd.	35,823
33,955	Felix Resources Ltd.	230,916
44,035	FKP Property Group	188,393
9,451	Fleetwood Corp. Ltd.	80,028
4,078	Flight Centre Ltd.	85,213
121,925	Futuris Corp. Ltd.	253,276
10,669	G.U.D. Holdings Ltd.	95,555
18,000	Geodynamics Ltd.(b)	26,467
23,000	Gindalbie Metals Ltd.(b)	15,246
10,532	GrainCorp Ltd.	116,666
29,996	GRD Ltd.	41,198
61,558	Great Southern Ltd.	96,383
37,274	Gunns Ltd.	108,516
60,810	GWA International Ltd.	168,881
21,771	Hastie Group Ltd.	82,294
38,743	Healthscope Ltd.	184,623
41,691	Hills Industries Ltd.	188,673
103,213	IBA Health Ltd.	59,972
16,000	IBT Education Ltd.	29,470
16,525	iiNET Ltd.	34,763
19,790	Iluka Resources Ltd.	81,039
15,127	Independence Group NL	103,629
85,840	Indophil Resources NL(b)	54,307
67,113	ING Real Estate Community Living Group	63,693
16,018	Invocare Ltd.	90,853
16,163	IOOF Holdings Ltd.	101,445
19,221	Iress Market Technology Ltd.	109,248
21,000	Jabiru Metals Ltd.(b)	13,673
21,040	JB Hi-Fi Ltd.	256,796
23,980	Jubilee Mines NL	490,739
33,492	Just Group Ltd.	120,931
25,802	Kagara Zinc Ltd.	89,273
10,666	Kingsgate Consolidated Ltd.(b)	44,498
59,113	Lynas Corp. Ltd.(b)	61,110
31,549	MacArthur Coal Ltd.	286,859
71,954	Macmahon Holdings Ltd.	89,078
15,650	Macquarie Leisure Trust Group	42,506
23,900	Macquarie Media Group Ltd.	80,604

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
AUSTRALIA (continued)
24,637	McGuigan Simeon Wines Ltd.(b)	$41,616
7,488	Mcmillan Shakespeare Ltd.	24,230
9,545	Melbourne It Ltd.	24,219
20,142	Mermaid Marine Australia Ltd.	31,529
35,807	MFS Diversified Group	19,575
20,671	Midwest Corp. Ltd.(b)	92,405
41,895	Minara Resources Ltd.	189,694
19,000	Mincor Resources NL	51,976
41,969	Mineral Deposits Ltd.(b)	43,395
45,132	Mirvac Industrial Trust	23,604
24,000	Mitchell Communications Group Ltd.	18,021
13,431	Monadelphous Group Ltd.	138,978
78,058	Mount Gibson Iron Ltd.(b).	188,659
20,000	Murchison Metals Ltd.(b)	66,355
47,560	MYOB Ltd.	56,856
128,661	New Hope Corp. Ltd.	241,185
50,000	Nexus Energy Ltd.(b)	69,273
14,479	Novogen Ltd.(b)	17,051
13,754	Oakton Ltd.	59,831
121,222	Pacific Brands Ltd.	311,759
78,985	Pacific Magazines Ltd.	117,820
196,628	Pan Australian Resources Ltd.(b)	158,571
88,911	PaperlinX Ltd.	174,525
37,523	Peet Ltd.	113,965
20,126	Perilya Ltd.	30,380
28,698	Pharmaxis Ltd.(b)	80,210
500	Photon Group Ltd.	2,318
34,118	Platinum Australia Ltd.(b)	70,263
17,691	Portman Ltd.(b)	146,790
27,636	Primary Health Care Ltd.	271,737
16,671	Prime Television Ltd.	53,565
10,843	Programmed Maintenance Services Ltd.	42,984
16,791	Ramsay Health Care Ltd.	169,222
12,000	Rcr Tomlinson Ltd.	19,276
27,000	Reckson New York Property Trust	14,656
39,886	Record Realty	21,261
8,531	Reece Australia Ltd.	190,031
1,933	Reject Shop Ltd. (The)	19,610
18,010	Resolute Mining Ltd.(b)	34,962
45,894	Resource Pacific Holdings Ltd.(b)	122,703
12,309	Reverse Corp. Ltd.	39,133
44,609	Ridley Corp. Ltd.	46,433
30,700	Riversdale Mining Ltd.(b)	246,898
54,659	Roc Oil Co. Ltd.(b)	101,277
29,000	Rubicon America Trust	11,202
31,000	Rubicon Europe Trust Group	10,616
14,834	SAI Global Ltd.	33,544
24,808	Sally Malay Mining Ltd.	88,765
28,501	Salmat Ltd.	94,695
8,780	Seek Ltd.	50,128

Shares		Value
AUSTRALIA (continued)
6,713	Select Harvests Ltd.	$44,520
958	Servcorp Ltd.	3,923
21,714	Silex Systems Ltd.(b)	82,228
7,165	Sino Gold Mining Ltd.(b)	50,272
10,324	Skilled Group Ltd.	44,715
7,500	SMS Management & Technology Ltd.	44,151
63,352	SP Telemedia Ltd.	20,053
28,294	Specialty Fashion Group Ltd.	39,304
32,702	Spotless Group Ltd.	111,339
30,253	Straits Resources Ltd.	175,190
29,180	STW Communications Group Ltd.	57,050
218,698	Sundance Resources Ltd. Australia(b)	50,180
46,107	Sunland Group Ltd.	141,255
10,120	Super Cheap Auto Group Ltd.	32,839
6,000	Talent2 International Ltd.	11,892
27,977	Tap Oil Ltd.(b)	42,990
6,000	Tassal Group Ltd.	20,988
50,836	Technology One Ltd.	44,021
18,565	Ten Network Holdings Ltd.	43,016
163,262	Thakral Holdings Group	146,574
64,557	Timbercorp Ltd.	63,690
34,800	Tishman Speyer Office Fund	41,415
6,465	Tower Australia Group Ltd.	14,613
33,905	Transfield Services Ltd.	342,268
19,829	Trinity Group	28,578
22,118	United Group Ltd.	303,609
23,980	UXC Ltd.	31,169
21,214	Village Roadshow Ltd.	52,379
25,284	Village Roadshow Ltd., Preferred Shares	61,407
22,000	Virgin Blue Holdings Ltd.	29,636
5,825	Watpac Ltd.	16,712
19,960	Western Areas NL(b)	80,803
36,663	WHK Group Ltd.	53,496

		18,584,995

AUSTRIA — 0.3%
566	Agrana Beteiligungs AG	58,350
9,244	Andritz AG	461,394
4,952	Austrian Airlines(b)	39,523
3,058	BWIN Interactive Entertainment AG(b)	103,078
2,439	BWT AG	114,059
2,439	Christ Water Technology AG(b)	39,325
1,891	Constantia Packaging AG	122,100
3,121	Flughafen Wien AG	348,884
1,518	Frauenthal Holding AG	41,246
3,169	Intercell AG(b)	119,294
197	Lenzing AG	97,185
1,270	Mayr Melnhof Karton AG	126,105
1,756	Palfinger AG	56,466
5,405	RHI AG(b)	194,616
779	Rosenbauer International AG	28,700

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
AUSTRIA (continued)
526	S&T System Integration & Technology Distribution AG(b)	$32,349
1,455	Schoeller-Bleckmann Oilfield Equipment AG	110,648
7,347	Uniqa Versicherungen AG	200,418

		2,293,740

BELGIUM — 0.5%
5,614	Ackermans & Van Haaren	551,369
50	Banque Nationale de Belgique	224,977
2,225	Barco NV	157,768
4,312	Bekaert SA	545,885
1,479	Cofinimmo	288,395
900	Compagnie d’Entreprises CFE	77,625
765	Compagnie Immobiliere de Belgique SA	43,896
4,983	Compagnie Maritime Belge SA.	380,579
3,050	Deceuninck NV.	62,542
674	D’ieteren SA.	241,233
3,411	Elia System Operator SA NV.	142,837
2,600	Euronav NV.	96,172
3,075	Exmar NV.	75,948
167	Icos Vision Systems NV(b)	6,105
3,415	Innogenetics(b)	21,713
993	Intervest Offices	42,774
3,840	Ion Beam Applications(b)	87,212
829	Kinepolis	35,926
5,034	Melexis NV.	75,243
4,938	Omega Pharma SA.	230,970
3,216	Option NV(b)	20,477
1,694	Recticel SA.	21,887
740	Roularta Media Group NV.	44,366
167	Sipef NV.	101,918
6,295	Tessenderlo Chemie NV.	272,146
325	VAN DE Velde	15,980
445	VPK Packaging Group	22,110
643	Warehouses De Pauw SCA	42,710

		3,930,763

BRAZIL — 1.1%
10,000	Acesita SA, Preference	541,217
5,700	Centrais Eletricas de Santa Catarina SA - Class B, Preference Shares	124,596
4,000	Cia de Saneamento do Parana	6,117
14,400	Cia de Tecidos do Norte de Minas - Coteminas, Preference Shares	65,492
750	Cia Energetica do Ceara - Class A, Preference	8,186
27,800	Cia Paranaense de Energia - Class B, Preference	400,010
59,189	Confab Industrial SA, Preference	168,583
7,800	Duratex SA, Preference	161,410

Shares		Value
BRAZIL (continued)
1,870,000	Eletropaulo Metropolitana de Sao Paulo SA - Class A, Preference	$127,658
5,800	Eleva Alimentos SA(b)	77,817
21,000	Eternit SA.	77,601
15,000	Gol-Linhas Aereas Inteligentes SA, Preference Shares	289,511
193,000	Klabin SA, Preference	668,204
3,000,000	Magnesita SA - Class A, Preference	81,865
41,800	Marcopolo SA, Preference	150,898
31,800	Metalurgica Gerdau SA, Preference	1,102,786
22,319	NET Servicos de Comunicacao SA, Preference(b)	259,352
10,000	Paranapanema SA, Preference(b)	87,265
27,977	Perdigao SA.	625,070
5,000	Petroquimica Uniao SA, Preference	40,677
20,000	Plascar Participacoes Industriais SA(b)	60,830
147,000	Sadia SA, Preference	766,339
4,200	Saraiva SA Livreiros Editores, Preference	74,019
37,626	Suzano Papel e Celulose SA, Preference	573,267
24,900	Suzano Petroquimica SA, Preference	144,672
6,138	Telemig Celular Participacoes SA, Preference	175,870
16,045	Ultrapar Participacoes SA, Preference	536,364
113,520	Uniao de Industrias Petroquimicas SA - Class B, Preference	105,840
19,298	Votorantim Celulose e Papel SA, Preference	562,922
58,200	Weg SA.	699,790

		8,764,228

CANADA — 3.1%
3,000	Aastra Technologies Ltd.(b)	80,673
12,300	Aber Diamond Corp.	303,197
5,200	Absolute Software Corp.(b)	53,862
2,900	Aecon Group, Inc.	47,455
3,300	AEterna Zentaris, Inc.(b)	4,831
900	Ainsworth Lumber Co. Ltd.(b)	3,406
1,200	Akita Drilling Ltd. - Class A	12,669
3,533	Alberta Clipper Energy, Inc.(b)	8,058
5,500	Allen-Vanguard Corp.(b)	30,566
4,000	Allied Properties Real Estate Investment Trust	73,662
2,600	Altius Minerals Corp.(b)	52,878
3,200	Amerigo Resources Ltd.	7,681
4,800	Anderson Energy Ltd.(b)	13,051
6,400	Angiotech Pharmaceuticals, Inc.(b)	20,142

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
CANADA (continued)
35,500	Antrim Energy, Inc.(b)	$125,517
6,500	Aquiline Resources, Inc.(b)	68,234
1,300	Artis Real Estate Investment Trust	18,903
8,400	Astral Media, Inc.	346,357
2,586	Atrium Innovations, Inc.(b)	49,528
21,420	ATS Automation Tooling Systems, Inc.(b)	132,268
4,900	Augusta Resource Corp.(b)	16,837
23,800	Aurelian Resources, Inc.(b)	189,632
22,800	Aurizon Mines Ltd.(b)	90,832
2,200	Aurora Energy Resources, Inc.(b)	19,172
7,700	Axcan Pharma, Inc.(b)	174,852
9,300	Baffinland Iron Mines Corp.(b)	28,899
11,900	Baja Mining Corp.(b)	18,489
9,400	Ballard Power Systems, Inc.(b)	43,066
6,400	Bioms Medical Corp.(b)	23,903
700	BioteQ Environmental Technologies, Inc.(b)	2,670
6,700	Birchcliff Energy Ltd.(b)	54,785
2,900	BMTC Group, Inc.	56,206
5,600	Boardwalk Real Estate Investment Trust	221,702
5,500	Boralex, Inc. - Class A(b)	83,537
6,500	Bow Valley Energy Ltd.(b)	38,195
2,200	Breaker Energy Ltd.(b)	13,716
68,500	Breakwater Resources Ltd.(b)	100,289
5,400	Calfrac Well Services Ltd.	75,349
9,100	Calloway Real Estate Investment Trust	196,855
2,600	Calvalley Petroleum, Inc. - Class A(b)	12,999
6,100	Canaccord Capital, Inc.	78,676
4,100	Canada Bread Co. Ltd.	290,742
1,300	Canadian Apartment Properties Real Estate Investment Trust	19,395
17,600	Canadian Hydro Developers, Inc.(b)	91,852
16,700	Canadian Superior Energy, Inc.(b)	58,048
11,400	Canadian Western Bank	332,673
6,800	Canam Group, Inc.	73,144
13,600	Canfor Corp.(b)	132,336
5,300	Cangene Corp.(b)	31,672
8,000	Cardiome Pharma Corp.(b)	50,834
13,100	Cascades, Inc.	103,594
7,800	Caspian Energy, Inc.(b)	2,564
37,300	Catalyst Paper Corp.(b)	57,953
5,900	CCL Industries - Class B	211,543
32,400	Celestica, Inc.(b)	183,290
4,300	Celtic Exploration Ltd.(b)	59,914
6,800	Certicom Corp.(b)	9,346
44,600	Chariot Resources Ltd.(b)	35,092
4,500	Chartwell Seniors Housing Real Estate Investment Trust	45,087
3,800	CHC Helicopter Corp. - Class A	83,149

Shares		Value
CANADA (continued)
2,900	Churchill Corp. (The)(b)	$51,932
3,443	Coalcorp Mining, Inc.(b)	7,544
4,400	Cogeco Cable, Inc.	170,557
10,000	COM DEV International Ltd.(b)	31,971
3,800	Cominar Real Estate Investment Trust	68,124
7,200	Compton Petroleum Corp.(b)	69,487
30,700	Connacher Oil & Gas Ltd.(b)	92,340
1,300	Constellation Software, Inc.	30,103
3,100	Corby Distilleries Ltd. - Class A	75,675
14,800	Corridor Resources, Inc.(b)	90,653
13,000	Corus Entertainment, Inc. - Class B	283,422
5,000	Cott Corp.(b)	28,534
900	Crew Energy, Inc.(b)	8,327
34,300	Crystallex International Corp.(b)	67,640
2,800	Dalsa Corp.(b)	26,409
25,004	Denison Mines Corp.(b)	167,100
6,600	Descartes Systems Group, Inc.(b)	24,782
5,600	Dorel Industries, Inc. - Class B	163,585
7,400	Draxis Health, Inc.(b)	27,270
15,300	Dundee Corp. - Class A(b)	228,574
4,400	Dundee Precious Metals, Inc.(b)	27,170
1,700	Dundee Real Estate Investment Trust	54,011
13,900	DundeeWealth, Inc.	182,186
8,300	Duvernay Oil Corp.(b)	258,577
112,600	Eastern Platinum Ltd.(b)	349,895
53,600	Eldorado Gold Corp.(b)	349,664
3,533	Ember Resources, Inc.(b)	4,926
4,700	Emera, Inc.	101,110
9,000	Ensign Energy Services, Inc.	131,049
101,100	Equinox Minerals Ltd.(b)	456,136
1,500	Equitable Group, Inc.	39,769
37,400	European Goldfields Ltd.(b)	248,079
6,500	Evertz Technologies Ltd.	155,630
1,900	Exfo Electro Optical Engineering, Inc.(b)	8,288
36,100	First Calgary Petroleums Ltd.(b)	88,807
30,000	Firstservice Corp.(b)	676,500
4,200	Flint Energy Services Ltd.(b)	69,062
17,241	FNX Mining Co., Inc.(b)	458,478
5,500	Forzani Group Ltd. (The) - Class A	81,236
14,100	Fronteer Development Group, Inc.(b)	112,345
7,600	Frontera Copper Corp.(b)	39,739
13,800	Galleon Energy, Inc. - Class A(b)	198,468
3,600	Garda World Security Corp. - Class A(b)	52,384
1,800	Gluskin Sheff + Associates, Inc.	35,263
6,600	Gold Eagle Mines Ltd.(b)	50,089
1,300	Great Basin Gold Ltd.(b)	3,975

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
CANADA (continued)
11,000	Great Canadian Gaming Corp.(b)	$142,861
3,800	Greystar Resources Ltd.(b)	19,642
4,000	GSI Group, Inc.(b)	36,760
7,400	Guyana Goldfields, Inc.(b)	55,202
7,700	Hanfeng Evergreen, Inc.(b)	84,358
3,500	Heroux-Devtek, Inc.(b)	29,630
47,000	High River Gold Mines Ltd.(b)	135,750
8,216	Highpine Oil & Gas Ltd.(b)	90,912
5,300	Home Capital Group, Inc.	199,954
3,200	HudBay Minerals, Inc.(b)	58,802
5,100	Hydrogenics Corp.(b)	3,048
4,600	Iamgold Corp.	36,560
5,600	Imperial Metals Corp.(b)	53,487
2,800	Indigo Books & Music, Inc.(b)	36,086
7,300	Intermap Technologies Corp.(b)	54,166
6,300	International Forest Products Ltd. - Class A(b)	34,196
6,300	Intertape Polymer Group, Inc.(b)	18,008
8,200	Iteration Energy Ltd.(b)	44,918
25,600	Ivanhoe Energy, Inc.(b)	35,440
10,400	Jinshan Gold Mines, Inc.(b)	29,210
5,300	Kaboose, Inc.(b)	11,613
7,300	Kereco Energy Ltd.(b)	28,137
13,600	Kingsway Financial Services, Inc.	166,605
6,900	Kirkland Lake Gold, Inc.(b)	72,226
10,000	Labopharm, Inc.(b).	17,131
4,100	Laramide Resources(b)	17,396
2,600	Laurentian Bank of Canada	92,886
2,400	Le Chateau, Inc.	31,002
12,400	Leon’s Furniture Ltd.	153,881
17,400	Linamar Corp.	286,635
9,000	Lions Gate Entertainment Corp.(b)(c)	85,402
6,700	MacDonald Dettwiler & Associates Ltd.(b)	303,287
16,400	Magellan Aerospace Corp.(b)	20,744
4,100	Major Drilling Group Interna- tional(b)	224,509
12,700	Maple Leaf Foods, Inc.	176,956
1,500	March Networks Corp.(b)	13,356
1,900	Marsulex, Inc.	25,036
11,900	Martinrea International, Inc.(b)	123,142
4,300	Maxim Power Corp.(b)	23,555
21,500	MDS, Inc.(b)	364,454
4,100	MEGA Brands, Inc.(b)	22,255
4,900	Mega Uranium Ltd.(b)	12,542
3,500	Melcor Developments Ltd.	63,478
5,800	Methanex Corp.	145,686
5,300	Morguard Real Estate Investment Trust	63,555
1,900	Mosaid Technologies, Inc.	32,151
13,900	Neo Material Technologies, Inc.(b)	55,791

Shares		Value
CANADA (continued)
4,900	Neurcochem, Inc.(b)	$8,394
14,700	Norbord, Inc.	90,919
8,400	North American Palladium Ltd.(b)	38,066
2,700	Northbridge Financial Corp.	94,199
3,400	Northern Peru Copper Corp.(b)	46,528
400	Northern Property Real Estate Investment Trust	8,565
28,200	Northgate Minerals Corp.(b)	82,293
4,500	Nova Chemicals Corp.	129,212
6,600	NuVista Energy Ltd.(b)	94,328
13,700	Oilexco, Inc.(b)	174,789
11,100	Open Text Corp.(b)	344,370
64,600	Pacific Rubiales Energy Corp.(b)	79,781
10,400	PAN American Silver Corp.(b)	378,069
6,000	Paramount Resources Ltd.(b)	88,860
11,600	Pason Systems, Inc.	126,970
22,300	Patheon, Inc.(b)	75,514
15,900	Petaquilla Minerals Ltd.(b)	43,074
13,500	Petrobank Energy & Resources Ltd.(b)	675,639
4,100	Petrolifera Petroleum Ltd.(b)	34,301
13,500	Points International Ltd.(b)	34,958
3,700	Polaris Minerals Corp.(b)	33,645
12,300	Polymet Mining Corp.(b)	34,301
7,800	ProEx Energy Ltd.(b)	108,604
3,600	Q9 Networks, Inc.(b)	43,026
17,300	QLT, Inc.(b)	63,407
10,200	Quadra Mining Ltd.(b)	196,777
12,800	Quebecor World, Inc.(b)	3,761
3,700	Quebecor, Inc. - Class B	117,406
23,200	Quest Capital Corp.	55,686
4,700	Real Resources, Inc.(b)	58,981
9,400	Reitman’s Canada Ltd. - Class A	154,755
1,600	Resverlogix Corp.(b)	19,202
1,900	Richelieu Hardware Ltd.	39,739
7,200	Rider Resources Ltd.(b)	36,142
3,500	Ritchie Bros. Auctioneers, Inc.	289,293
11,900	RONA, Inc.(b)	190,699
10,900	Rothmans, Inc.	263,150
4,800	Rubicon Minerals Corp.(b)	5,259
11,600	Russel Metals, Inc.	261,449
5,700	Samuel Manu-Tech, Inc.	58,189
36,800	Saskatchewan Wheat Pool(b)	426,624
7,700	Savanna Energy Services Corp.	107,595
13,200	Saxon Energy Services, Inc.(b)	62,710
21,900	SEMAFO, Inc.(b)	26,610
11,200	ShawCor Ltd.	386,180
28,700	Sherritt International Corp.	387,316
4,800	Shore Gold, Inc.(b)	17,449
5,500	Sierra Wireless(b)	81,729
9,000	Silver Standard Resources, Inc.(b)	313,371
26,400	Silvercorp Metals, Inc.	245,844
20,900	Sino-Forest Corp.(b)	383,841

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
CANADA (continued)
6,000	Skye Resources, Inc.(b)	$32,927
2,500	Softchoice Corp.	47,682
9,100	Stantec, Inc.(b)	284,044
36,400	Starfield Resources, Inc.(b)	29,728
1,200	Stella-Jones, Inc.	46,611
5,200	Storm Exploration, Inc.(b)	52,205
9,200	SunOpta, Inc.(b)	50,304
7,000	Suramina Resources, Inc.(b)	9,760
7,600	Synenco Energy, Inc. - Class A(b)	47,384
2,100	Systems Xcellence, Inc.(b)	31,875
18,080	Tahera Diamond Corp.(b)	1,351
7,200	Tanzanian Royalty Exploration Corp.(b)	43,026
17,500	Taseko Mines Ltd.(b)	68,498
3,900	Teal Exploration & Mining, Inc.(b)	18,450
3,159	Teck Cominco Ltd. - Class B	103,504
2,400	Teknion Corp.(b)	7,434
6,100	Tesco Corp.(b)	138,884
7,400	Theratechnologies, Inc.(b)	67,805
20,200	Thompson Creek Metals Co., Inc.(b)	328,938
7,300	Timminco Ltd.(b)	101,424
14,000	TLC Vision Corp.(b)	32,210
11,300	Toromont Industries Ltd.	300,380
5,700	Torstar Corp.	101,278
1,400	Transat A.T., Inc. - Class A	37,271
3,100	Transat A.T., Inc. - Class B	82,590
10,600	Transcontinental, Inc. - Class A	158,359
5,600	Transglobe Energy Corp.(b)	27,050
1,200	Transition Therapeutics, Inc.(b)	13,147
21,200	Trican Well Service Ltd.	287,790
5,700	TVA Group, Inc. - Class B	84,304
23,500	Uex Corp.(b)	119,133
4,200	Uni-Select, Inc.	115,034
9,085	Uranium One, Inc.(b)	63,158
9,400	Uranium Participation Corp.(b)	86,131
8,800	Ur-Energy, Inc.(b)	18,668
74,600	UTS Energy Corp.(b)	391,556
1,650	Vasogen, Inc.(b)	3,155
800	Vector Aerospace Corp.(b)	3,131
4,700	Vernenex Energy, Inc.(b)	44,095
1,260	Vero Energy, Inc.(b)	8,596
2,100	Vitran Corp., Inc.(b)	30,118
400	Wescast Industries, Inc. - Class A	3,211
5,500	West Fraser Timber Co. Ltd.	176,660
17,600	Westaim Corp.(b)	4,908
5,300	Western Canadian Coal Corp.(b)	9,765
4,900	Western Financial Group, Inc.	22,449
6,300	Westjet Airlines Ltd.(b)	115,766
7,300	Westport Innovations, Inc.(b)	20,285
1,100	Wi-Lan, Inc.(b)	2,454
4,600	Winpak Ltd.	32,116

Shares		Value
CANADA (continued)
600	Xantrex Technology, Inc.(b)	$4,583
4,300	Xtreme Coil Drilling Corp.(b)	31,221
19,200	Zarlink Semiconductor, Inc.(b)	13,577
1,100	ZCL Composites, Inc.	10,079

		25,732,724

CHILE — 0.2%
164,971	Banmedica SA.	206,058
49,991	Cementos BIO BIO SA.	104,967
12,790	Cia de Consumidores de Gas de Santiago SA.	63,351
42,000	Cia Sudamericana de Vapores SA(b)	76,882
49,225,119	CorpBanca SA.	346,648
17,867	Cristalerias de Chile SA.	184,692
792,236	Empresas Iansa SA.	60,567
37,174	Farmacias Ahumada SA.	123,695
200,535	Industrias Forestales SA.	52,471
1,454,475	Madeco SA.	147,217
179,728	Vina Concha y Toro SA.	348,348
7,792,205	Vina San Pedro SA(b)	66,620

		1,781,516

CHINA — 0.1%
48,000	Anhui Expressway Co. Ltd. - H Shares	41,344
192,000	AviChina Industry & Technology Co. - H Shares(b)	41,749
30,000	Baoye Group Co. Ltd. - H Shares	26,612
92,000	Beijing Capital Land Ltd. - H Shares	39,792
3,000	BYD Co. Ltd.	16,607
152,000	China Wireless Technologies Ltd.	16,545
37,000	China Yurun Food Group Ltd.	49,024
92,000	Dalian Port PDA Co. Ltd. - H Shares	53,326
40,000	Golden Eagle Retail Group Ltd.	41,795
37,500	Great Wall Motor Co. Ltd.	46,318
58,000	Harbin Power Equipment Co. - H Shares	131,353
140,000	Hunan Non-Ferrous Metal Corp. Ltd.	60,215
29,000	Lianhua Supermarket Holdings Co. Ltd.	40,290
160,000	Qingling Motors Co. - H Shares	26,760
38,000	Shenzhen Expressway Co. Ltd. - H Shares	35,753
62,000	Tianjin Capital Environmental Protection	30,345
95,000	Travelsky Technology Ltd. - H Shares	93,992
75,000	Weiqiao Textile Co.	95,309
108,000	Xinao Gas Holdings Ltd.	209,084
40,000	Zhejiang Glass Co. Ltd.(b)	22,985

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
CHINA (continued)
		$1,119,198

DENMARK — 0.2%
1,300	Alm. Brand A/S(b)	66,380
1,600	Amagerbanken A/S	59,254
2,400	Auriga Industries - Class B	42,594
2,250	Bang & Olufsen A/S - Class B	141,383
1,100	Biomar Holding A/S	42,731
9,000	Capinordic A/S(b)	31,448
2,200	Dalhoff Larsen & Horneman A/S - Class B	32,704
950	DFDS A/S	127,402
250	DiBa Bank A/S	16,235
2,350	East Asiatic Co. Ltd. A/S	170,129
220	Fionia Bank A/S	60,301
4,162	Forstaedernes Bank A/S	96,319
90	H+H International A/S	22,666
1,000	IC Companys A/S	49,478
1,558	NeuroSearch A/S(b)	85,706
1,300	Nordjyske Bank A/S	34,823
25	Norresundby Bank A/S	17,275
200	Parken Sport & Entertainment A/S(b)	43,120
980	Ringkjoebing Landbobank A/S	127,706
1,125	Royal UNIBREW A/S	106,842
350	Sanistal A/S - Class B	41,348
1,000	Schouw & Co.	72,985
700	SimCorp A/S	125,515
2,600	Sjaelso Gruppen	60,775
5,820	Spar Nord Bank A/S	119,351
325	Sparbank	17,800
100	Sparekassen Faaborg A/S	36,829
650	Thrane & Thrane A/S	38,096
4,000	TK Development(b)	51,347
500	Vestjysk Bank A/S	20,191

		1,958,733

FINLAND — 0.6%
11,568	Alma Media	182,890
22,250	Amer Sports Oyj - Class A	429,717
1,400	Bank of Aland Plc - Class B	54,640
16,468	Comptel Plc.	34,877
4,700	Cramo Oyj - Class B	111,522
2,150	Elcoteq SE	14,449
10,700	Elektrobit Corp.	28,239
12,200	Finnair Oyj	143,844
5,400	Finnlines Oyj	106,581
9,150	Fiskars Oyj Abp - Class A	154,197
11,650	F-Secure Oyj	42,007
2,100	HKScan Oyj	30,515
14,150	Huhtamaki Oyj	168,859
9,800	Kemira Oyj	136,971
12,000	Konecranes Oyj	367,460
3,265	Kyro Oyj Abp	15,002
5,400	Lassila & Tikanoja Oyj	161,831
1,850	Lemminkainen Oyj	80,391
10,440	Nokian Renkaat Oyj	355,854

Shares		Value
FINLAND (continued)
16,857	OKO Bank Plc - Class A	$305,430
1,850	Olvi Oyj - Class A	63,253
7,279	Orion Oyj - Class A	162,995
14,389	Orion Oyj - Class B	324,731
2,400	PKC Group Oyj	30,061
1,080	Ponsse Oyj	21,618
7,300	Poyry Oyj	161,814
20,000	Raisio Plc - Class V	43,605
6,800	Rapala VMC Oyj	45,366
1,770	Stockman Oyj Abp - Class A	77,459
5,315	Stockman Oyj Abp - Class B	214,469
126	Tietoenator Oyj	2,349
17,900	Uponor Oyj	446,078
1,200	Vacon Plc	45,270
1,000	Vaisala Oyj - Class A	42,350
16,100	YIT Oyj	341,533

		4,948,227

FRANCE — 1.5%
778	Affine SA	37,075
902	Ales Groupe	23,213
3,474	Alten(b)	102,209
19,560	Altran Technologies SA(b)	110,373
3,839	April Group	234,141
1,781	Assystem	24,815
12,503	Atos Origin SA(b)	623,734
1,591	Audika	71,342
923	Bacou Dalloz	86,957
7,010	Beneteau SA(b)	161,948
1,514	BioMerieux	152,477
300	Boiron SA	6,872
629	Bonduelle SCA	75,778
1,679	Bongrain SA	148,700
9,779	Bourbon SA	584,235
10,949	Bull SA(b)	45,411
17,208	Canal Plus	186,881
2,116	Carbone Lorraine	112,103
4,445	CBo Territoria	23,477
489	Cegedim SA	40,249
376	Cegereal	17,035
1,047	Cegid Group	30,893
1,670	Clarins	114,961
3,425	Club Mediterranee SA(b)	164,624
2,331	Compagnie Plastic-Omnium SA.	102,391
1,082	Damartex SA.	35,475
1,095	Delachaux SA	84,123
12,314	Derichebourg(b)	72,506
845	Electricite de Strasbourg	153,109
463	Esso Ste Anonyme Francaise	106,980
14,068	Etablissements Maurel Et Prom	246,333
1,280	Etam Developpement SA.	36,040
2,799	Euro Disney Sca(b)	30,421
613	Exel Industries SA - Class A	81,884
1,883	Faurecia(b)	98,396
2,688	Fimalac	138,693
839	Fleury Michon SA	46,580

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
FRANCE (continued)
202	Gaumont SA.	$16,939
518	Geodis	64,947
6,915	GFI Informatique	46,009
1,410	GL Events	69,651
899	Groupe Crit	26,963
3,507	Groupe Steria SCA	96,078
251	Guerbet	38,934
1,184	Guyenne et Gascogne SA.	170,676
3,678	Haulotte Group	79,400
49,971	Havas SA.	225,223
2,150	IMS-International Metal Service	65,891
3,910	Ingenico	107,895
3,723	IPSOS	103,819
863	Laurent-Perrier	137,293
346	LISI	30,233
629	Maisons France Confort	34,868
3,415	Manitou BF SA.	146,955
873	Manutan (Societe)	62,480
5,752	Mercialys SA.	214,838
4,555	Nexans SA.	503,365
4,029	Nexity	184,867
463	Norbert Dentressangle	39,068
4,755	Oberthur Card Systems SA.	32,411
254	Orco Property Group	25,258
6,698	Orpea(b)	384,483
1,266	Pierre & Vacances	132,436
485	Radiall	58,551
4,762	Rallye SA.	266,524
2,892	Remy Cointreau SA.	174,423
16,544	Rhodia SA(b)	461,855
1,356	Rodriguez Group(b)	32,301
1,662	Rubis	143,906
1,400	Saft Groupe SA.	53,363
4	SCOR SE(b)	12
15,650	SCOR SE.	325,074
1,333	SEB SA.	217,820
2,300	Sechilienne-Sidec.	140,285
4,545	Societe BIC SA.	284,318
56	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	51,409
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	373,334
815	Somfy SA.	192,950
811	Sopra Group SA.	50,722
573	Spir Communication	52,999
1,360	Stallergenes	72,267
857	Ste Industrielle d’Aviation Latecoere SA.	20,684
1,316	STEF-TFE	87,437
62	Sucriere de Pithiviers-Le-Vieil	43,571
1,305	Synergie SA.	38,645
7,712	Teleperformance	241,307
3,877	Theolia SA(b)	99,621
2,088	Trigano SA.	82,948

Shares		Value
FRANCE (continued)
8,342	UBISOFT Entertainment(b)	$758,186
886	Union Financiere de France BQE SA.	41,726
10,605	Valeo SA.	391,871
7,341	Viel et Compagnie	45,233
402	Vilmorin & Cie	64,152
1,248	Virbac SA.	106,858
494	VM Materiaux SA.	46,158
5,708	Zodiac SA.	293,008

		12,766,932

GERMANY — 1.5%
5,932	Aareal Bank AG.	201,318
2,064	Adlink Internet Media AG(b).	46,066
4,077	ADVA AG Optical Networking(b)	13,986
11,559	Aixtron AG(b)	143,690
5,397	Altana AG.	121,297
5,132	AWD Holding AG.	227,415
6,102	Baader Wertpapierhandelsbank AG.	36,280
1,916	Balda AG(b)	16,440
3,334	Bechtle AG.	109,244
8,045	Bilfinger Berger AG.	506,319
1,034	Biotest AG.	51,266
780	Boewe Systec AG.	24,655
2,684	CENTROTEC Sustainable AG(b)	44,497
1,017	Cewe Color Holding AG.	38,860
3,193	ComBOTS AG(b)	51,553
8,271	Comdirect Bank AG.	95,173
2,944	Conergy AG.	81,384
934	CTS Eventim AG.	38,130
4,009	Curanum AG.	49,979
1,958	D+S Europe AG(b)	26,673
6,258	DAB Bank AG.	45,730
11,195	Deutz AG(b)	103,023
7,612	Douglas Holdings AG.	383,784
1,775	Duerr AG(b)	54,285
440	DVB Bank AG.	178,167
6,000	EM.Sport Media AG(b)	27,055
13,153	Epcos AG.	179,698
1,290	Escada AG(b)	23,818
1,198	Euwax AG.	92,704
10,166	Evotec AG(b)	31,369
3,542	Fielmann AG.	199,981
14,237	Freenet AG.	271,272
1,320	Fuchs Petrolub AG.	107,709
2,507	Gerry Weber International AG.	74,433
2,948	GFK AG.	108,104
3,263	GPC Biotech AG(b).	10,734
711	Grenkeleasing AG.	22,070
1,410	Hawesko Holding AG.	42,001
11,016	Heidelberger Druckmaschinen AG.	298,868
1,384	Indus Holding AG.	42,432

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
GERMANY (continued)
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	$54,144
9,419	Jenoptik AG(b)	72,114
9,805	Kontron AG.	172,965
4,116	Krones AG.	318,895
210	KSB AG.	110,273
7,388	KUKA AG(b)	234,551
1,410	KWS Saat AG.	275,644
7,696	Lanxess AG.	267,893
5,406	Leoni AG.	226,225
4,552	Medion AG(b)	106,491
900	Morphosys AG(b)	57,807
7,780	MTU Aero Engines Holding AG.	416,583
120	Muehlbauer Holding AG & Co. KGaA.	3,639
3,842	MVV Energie AG.	180,225
1,551	Nemetschek AG.	42,857
6,988	Norddeutsche Affinerie AG.	305,226
4,552	Nordex AG(b)	185,657
1,199	Pfeiffer Vacuum Technology AG.	89,310
3,942	Pfleiderer AG.	87,035
13,058	Premiere AG(b)	289,096
8,596	QSC AG(b)	26,388
932	Rational AG.	171,862
678	REpower Systems AG(b)	141,020
4,181	Rheinmetall AG.	299,045
13,298	Rhoen Klinikum AG.	356,632
475	Sartorius AG.	17,113
1,302	Schlott Gruppe AG.	29,082
14,249	SGL Carbon AG(b)	721,878
5,128	Singulus Technologies(b)	65,955
1,556	Sixt AG.	60,684
5,314	Software AG.	403,650
1,149	Solon AG Fuer Solartechnik(b)	95,248
9,857	Stada Arzneimittel AG.	620,504
904	STINAG Stuttgart Invest AG.	36,925
530	STRABAG AG.	180,136
10,545	Suedzucker AG.	223,634
4,152	Takkt AG.	66,676
31,712	United Internet AG.	603,663
2,439	Vivacon AG.	47,158
1,861	Vossloh AG.	228,451
3,126	Wincor Nixdorf AG.	242,491
10,051	Wirecard AG(b)	159,549
2,027	Wuerttembergische Lebensver- sicherung AG - Class D	78,422

		12,594,258

GREECE — 0.5%
118,832	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organizations(b)	340,564
25,077	Anek Lines SA.	83,501
11,258	Aspis Bank SA.	42,185

Shares		Value
GREECE (continued)
8,200	Athens Medical Center SA.	$47,083
6,750	Bank of Attica(b)	35,823
3,004	Bank of Greece	400,982
1,850	C. Rokas SA.	45,201
10,995	Diagnostic & Therapeutic Center of Athens Hygeia SA(b)	65,535
4,480	Forthnet SA(b)	64,181
4,720	Fourlis Holdings SA.	161,212
2,870	Frigoglass SA.	92,066
9,670	GEK Group of Cos. SA.	128,074
11,932	Geniki Bank(b)	84,044
9,780	Halcor SA.	39,061
2,570	Hellenic Duty Free Shops SA.	43,075
28,277	Hellenic Technodomiki Tev SA.	363,464
6,140	Heracles General Cement Co.	151,659
4,630	Iaso SA.	68,619
20,300	Intracom Holdings SA.	78,384
6,280	J&P-Avax SA.	52,265
10,171	Lambrakis Press SA.	32,925
3,450	Lampsa Hotel Co.	86,072
8,280	M.J. Maillis SA.	15,503
5,160	Metka SA.	116,902
10,180	Michaniki SA.	65,030
11,600	Minoan Lines Shipping SA.	85,881
12,165	Motor Oil Hellas Corinth Refineries SA.	234,711
9,408	Mytilineos Holdings SA.	139,648
5,388	Neochimiki LV Lavrentiadis SA.	140,640
7,509	Nireus Aquaculture SA.	26,328
2,180	S&B Industrial Minerals SA.	30,433
5,750	Sarantis SA.	99,820
28,837	Technical Olympic SA(b)	34,088
3,530	Terna SA.	48,228
27,740	Viohalco	295,029

		3,838,216

HONG KONG — 1.1%
96,000	Alco Holdings Ltd.	35,553
30,000	Allied Group Ltd.	136,240
358,000	Allied Properties HK Ltd.	86,170
56,000	AMVIG Holdings Ltd.	66,647
142,000	Asia Financial Holdings Ltd.	75,966
34,000	Asia Satellite Telecommuni- cations Holdings Ltd.	67,604
1,189,443	Asia Standard International Group Ltd.	27,951
900,000	Asian Union New Media Group Ltd.(b)	17,018
36,000	Associated International Hotels Ltd.(b)	78,732
340,000	Brilliance China Automotive Holdings Ltd.(b)	69,701
64,000	Cafe de Coral Holdings Ltd.	129,225
255,952	Champion Technology Holdings Ltd.	44,374

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
HONG KONG (continued)
324,000	Chaoda Modern Agriculture (Holdings) Ltd.	$329,696
70,000	Chen Hsong Holdings Ltd.	35,832
36,000	Chevalier International Holdings Ltd.	35,006
150,000	Chia Tai Enterprises International Ltd.(b).	2,325
225,000	China Aerospace International Holdings Ltd.(b)	25,743
130,000	China Electronics Corp. Holdings Co. Ltd.	41,911
245,000	China Everbright International Ltd.	102,302
174,000	China Foods Ltd.(b)	111,947
228,000	China Gas Holdings Ltd.	65,314
63,000	China Green Holdings Ltd.	64,974
18,000	China Infrastructure Machinery Holdings Ltd.	25,935
97,000	China Insurance International Holdings Co. Ltd.(b)	200,299
106,000	China Metal International Holdings, Inc.	28,276
194,000	China Oriental Group Co. Ltd.	157,967
190,000	China Pharmaceutical Group Ltd.(b)	50,206
346,000	China Power International Development Ltd.	118,081
202,000	China Rare Earth Holdings Ltd.	38,653
348,000	China Resources Logic Ltd.	46,816
210,000	China Seven Star Shopping Ltd.(b).	3,941
54,000	China Shineway Pharmaceutical Group Ltd.	37,329
480,000	China Solar Energy Holdings Ltd.(b)	24,853
34,000	China State Construction International Holdings Ltd.	52,630
190,000	China Travel International Investment Hong Kong Ltd.	102,133
51,000	Chong Hing Bank Ltd.	111,044
52,000	Chow Sang Sang Holdings International Ltd.	63,839
350,000	Citic 21CN Co. Ltd.(b)	27,285
580,000	Citic Resources Holdings Ltd.(b)	225,814
48,000	Clear Media Ltd.(b)	40,880
420,000	CNPC (Hong Kong) Ltd.	198,937
286,000	Coastal Greenland Ltd.	44,807
94,000	Comba Telecom Systems Holdings Ltd.	28,331
120,000	Cosco International Holdings Ltd.	92,569
44,000	Cross-Harbour Holdings Ltd.	46,836
33,550	Dickson Concepts International Ltd.	25,047
121,000	Digital China Holdings Ltd.	86,611
10,000	DVN Holdings Ltd.(b)	920
110,000	Dynasty Fine Wines Group Ltd.	28,349

Shares		Value
HONG KONG (continued)
168,234	EganaGoldpfeil Holdings Ltd.	$14,240
32,400	Emperor Capital Group Ltd.	3,792
162,000	Emperor International Holdings Ltd.	67,482
297,962	Enerchina Holdings Ltd.(b)	10,224
110,000	Extrawell Pharmaceutical Holdings Ltd.(b)	27,791
224,116	Far East Consortium International Ltd.	111,005
54,000	Fong’s Industries Co. Ltd.	31,160
118,000	Fountain Set (Holdings) Ltd.	23,456
39,000	FU JI Food and Catering Services Holdings Ltd.	66,827
98,000	Fubon Bank Hong Kong Ltd.	66,606
152,000	Fushan International Energy Group Ltd.(b)	99,653
490,000	Geely Automobile Holdings Ltd.	48,816
170,000	Giordano International Ltd.	68,274
184,000	Global Bio-Chem Technology Group Co. Ltd.	59,436
116,000	Glorious Sun Enterprises Ltd.	66,096
320,000	Golden Resorts Group Ltd.(b)	12,595
44,000	Grande Holdings Ltd.	13,376
160,000	Guangdong Investment Ltd.	73,586
180,000	GZI Transportation Ltd.	94,032
40,000	Harbour Centre Development Ltd.	84,870
66,000	Hi Sun Technology (China) Ltd.(b)	16,805
362,663	HKC Holdings Ltd.	77,452
159,600	HKR International Ltd.	116,429
56,000	Hong Kong Ferry (Holdings) Co. Ltd.	52,782
142,000	Hongkong Chinese Ltd.	24,940
8,000	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,270
59,631	Hung Hing Printing Group Ltd.	23,540
450,000	Hutchison Harbour Ring Ltd.	32,428
135,000	I-CABLE Communications Ltd.	26,258
23,000	Integrated Distribution Services Group Ltd.	66,585
33,000	Jinhui Holdings Ltd.(b)	18,724
263,579	K Wah International Holdings Ltd.	132,984
234,666	Kingway Brewery Holdings Ltd.	59,252
1,072,000	Lai Sun Development Co. Ltd.(b)	23,778
59,000	Li Ning Co. Ltd.	164,024
46,000	Liu Chong Hing Investment Ltd.	58,133
62,000	Lung Kee (Bermuda) Holdings Ltd.	25,631
52,000	Matsunichi Communication Holdings Ltd.	48,016
98,000	Midland Holdings Ltd.	147,538

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
HONG KONG (continued)
440,000	Mingyuan Medicare Development Co. Ltd.	$68,950
108,000	Minmetals Resources Ltd.	44,495
67,000	Miramar Hotel & Investment Co. Ltd.	103,744
3,671,148	Nan Hai Corp. Ltd.(b)	33,987
280,000	Natural Beauty Bio-Technology Ltd.	84,001
145,000	Neo-China Group Holdings Ltd.	96,056
162,000	Next Media Ltd.	60,388
242,000	Oriental Press Group Ltd.	34,693
305,668	Pacific Andes International Holdings Ltd.	59,561
69,000	Pacific Basin Shipping Ltd.	96,912
275,000	Pacific Century Premium Developments Ltd.	77,422
1,112,400	Paliburg Holdings Ltd.	31,358
48,000	Peace Mark Holdings Ltd.	55,972
200,000	Pico Far East Holdings Ltd.	36,707
19,800	Playmates Holdings Ltd.	1,270
192,000	Prime Success International Group Ltd.	109,680
80,000	Public Financial Holdings Ltd.	61,125
130,774	PYI Corp. Ltd.	44,491
1,222,000	Regal Hotels International Holdings Ltd.	85,356
56,000	Road King Infrastructure Ltd.	65,409
88,000	SA SA International Holdings Ltd.	33,945
200,000	SCMP Group Ltd	70,298
26,000	SEA Holdings Ltd.	18,141
2,806,000	Semiconductor Manufacturing International Corp.(b)	230,070
8,000	Shaw Brothers (Hong Kong)	15,121
1,177,500	Shenzen International Holdings Ltd.	123,843
120,000	Shenzhen Investment Ltd.	54,974
89,000	Shenzhou International Group Holdings Ltd.	31,806
538,000	Shougang Concord International Enterprises Co. Ltd.	150,803
34,000	Shui On Construction & Materials Ltd.	101,506
200,000	Silver Grant International. Ltd.	33,436
236,000	Sino Biopharmaceutical Ltd.	40,422
2,330,000	Sino-I Technology Ltd.(b)	26,633
272,250	Sinolink Worldwide Holdings Ltd.	43,624
118,000	Sinopec Kantons Holdings Ltd.	18,185
245,000	Sinotrans Ltd. - Class H	83,962
158,000	Skyfame Realty Holdings Ltd.(b)	29,295
436,000	Skyworth Digital Holdings Ltd.	46,415
43,500	SmarTone Telecommunications Holding Ltd.	41,901
195,486	SRE Group Ltd.	36,801
306,000	Stone Group Holdings Ltd.	23,746

Shares		Value
HONG KONG (continued)
52,000	Sun Hung Kai & Co. Ltd.	$51,653
82,000	TAI Cheung Holdings Ltd.	61,766
69,000	Tan Chong International Ltd.	21,946
290,001	TCL Multimedia Technology Holdings Ltd.(b)	16,872
132,000	Texwinca Holdings Ltd.	101,114
88,800	Tian An China Investment Co. Ltd.	92,069
106,000	Tianjin Development Holdings Ltd.	95,157
420,000	Titan Petrochemicals Group Ltd.(b)	23,696
132,000	Top Form International Ltd.	12,742
108,000	Towngas China Co. Ltd.(b)	51,604
228,000	TPV Technology Ltd.	145,821
50,000	Truly International Holdings Ltd.	80,656
45,000	Varitronix International Ltd.	29,312
136,000	Vitasoy International Holdings Ltd.	56,058
84,000	VODone Ltd.(b)	8,900
102,000	VST Holdings Ltd.	21,197
17,000	VTech Holdings Ltd.	98,018
70,000	Wai Kee Holdings Ltd.	20,558
29,000	Wing On Co. International Ltd.	48,336
80,000	Xiwang Sugar Holdings Co. Ltd.	30,537
30,000	Yip’s Chemical Holdings Ltd.	20,139

		9,314,160

HUNGARY — 0.0%
1,508	Danubius Hotel & Spa Plc(b)	66,948
635	Egis Plc.	65,219
344	EMASZ Rt.(b)	47,565
15,083	Fotex Plc(b)	66,232

		245,964

INDONESIA — 0.3%
314,500	Apexindo Pratama Duta PT	65,864
4,550,000	Bakrie & Brothers Tbk PT(b)	154,451
1,594,500	Bank Niaga Tbk PT	125,498
3,011,250	Bank Pan Indonesia Tbk PT(b)	204,181
857,000	Berlian Laju Tanker Tbk PT	220,795
468,300	Bhakti Investama Tbk PT	37,565
479,000	Ciputra Surya Tbk PT(b)	43,911
363,000	Citra Marga Nusaphala Persada Tbk PT	75,490
864,000	Energi Mega Persada Tbk PT(b)	131,512
1,307,500	Global Mediacom Tbk PT	145,713
1,339,000	Holcim Indonesia Tbk PT(b)	231,860
856,000	Indofood Sukses Makmur Tbk PT	267,321
1,219,500	Kalbe Farma Tbk PT	160,802
2,167,500	Lippo Karawaci Tbk PT	148,693
1,284,300	Matahari Putra Prima Tbk PT	80,332
2,072,500	Panin Life Tbk PT(b)	36,192

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
INDONESIA (continued)
1,254,500	Ramayana Lestari Sentosa Tbk PT	$104,556
125,500	Sinar Mas Agro Resources & Technology Tbk PT	134,004
180,500	Sumalindo Lestari Jaya Tbk PT(b)	57,381
448,000	Summarecon Agung Tbk PT	54,795
1,025,000	Tempo Scan Pacific Tbk PT	76,788
28,500	Timah Tbk PT	91,364

		2,649,068

IRELAND — 0.4%
19,916	DCC Plc	554,509
40,375	Dragon Oil Plc(b)	312,360
6,927	FBD Holdings Plc	294,894
78,374	Fyffes Plc	108,839
52,546	Glanbia Plc.	344,898
40,306	Greencore Group Plc.	245,981
25,432	Iaws Group Plc.	522,181
20,500	Independent News & Media Plc.	69,748
6,355	Irish Continental Group Plc(b)	217,784
126,231	Kenmare Resources Plc(b)	78,647
6,121	Kingspan Group Plc.	85,197
32,800	McInerney Holdings Plc.	78,716
9,316	Paddy Power Plc.	264,994
13,296	Readymix Plc.	31,000
78,374	Total Produce Plc.	47,892
48,645	United Drug Plc.	283,275

		3,540,915

ISRAEL — 0.3%
24,123	Alony Hetz Properties & Investments Ltd.	101,124
14,254	Alvarion Ltd.(b)	135,588
11,336	AudioCodes Ltd.(b)	57,674
6,387	Azorim-Investment Development & Construction Co. Ltd.	95,847
3,843	Blue Square Chain Investments & Properties Ltd.	27,579
6,797	Blue Square-Israel Ltd.	85,442
26,704	Clal Industries & Investments	135,397
3,693	Danya Cebus Ltd.	47,946
13,567	Delek Automotive Systems Ltd.	182,108
10,104	Direct Insurance Financial Investments Ltd.(b)	45,432
5,168	Elbit Medical Imaging Ltd.	247,608
686	Electra (Israel) Ltd.(b)	94,188
4,847	Elron Electronic Industries Ltd.(b)	58,643
1,541	FMS Enterprises Migun Ltd.	46,442
14,655	Frutarom	141,917
3,086	Hot Telecommunication System(b)	40,922
51,102	Housing & Construction Holdings Ltd.(b)	95,482

Shares		Value
ISRAEL (continued)
5,109	Israel Petrochemical Enterprises Ltd.	$34,995
5,206	Ituran Location & Control Ltd.	62,354
2,244	Koor Industries Ltd.	150,699
1,166	Property & Building Corp. Ltd.(b)	124,403
5,150	RADVision Ltd.(b)	55,814
7,800	Retalix Ltd.(b)	124,148
6,910	Scailex Corp. Ltd.(b)	74,778
30,677	Super-Sol Ltd.	143,811
8,297	Union Bank of Israel	41,802

		2,452,143

ITALY — 0.8%
12,923	ACEA SpA	238,469
4,493	Acegas-APS SpA	41,881
4,777	Actelios SpA	46,610
18,355	Aedes SpA	66,843
20,522	Amplifon SpA	105,332
4,096	Arnoldo Mondadori Editore SpA	32,914
11,747	Astaldi SpA	75,248
19,000	Azimut Holding SpA	225,537
47,864	Banca Finnat Euramerica SpA	56,492
13,083	Banca Intermobiliare SpA	115,576
6,895	Banca Popolare dell’Etruria e del Lazio	91,667
16,395	Banca Profilo SpA	41,266
10,603	Banco di Desio e della Brianza SpA	95,005
11,767	Benetton Group SpA	160,534
2,727	Biesse SpA	56,632
868	Bonifica Ferraresi e Imprese Agricole SpA	37,079
6,562	Brembo SpA	90,006
10,024	Caltagirone Editore SpA	58,399
9,158	Caltagirone SpA	75,371
7,938	Carraro SpA	64,857
15,854	Cementir SpA	130,441
77,904	Compagnie Industriali Riunite SpA	243,238
11,238	Credito Artigiano SpA	57,151
2,680	Credito Bergamasco SpA	115,049
10,587	Cremonini SpA	34,716
4,901	Danieli & Co. SpA	128,086
20,627	Davide Campari-Milano SpA	170,221
11,715	De’Longhi SpA	59,110
1,000	Digital Multimedia Technologies SpA(b)	34,780
13,659	Ducati Motor Holding SpA(b)	24,597
7,293	ERG SpA	118,595
3,739	ERGO Previdenza SpA	21,820
4,260	Esprinet SpA	39,361
2,543	Fiera Milano SpA(b)	14,782
55,550	Gemina SpA	93,414
12,205	Gewiss SpA	73,201
2,618	GranitiFiandre SpA	27,771

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
ITALY (continued)
19,815	GreenergyCapital SpA(b)(c)	$2,710
34,089	Gruppo Editoriale L’Espresso SpA	137,049
50,896	Hera SpA	213,487
45,336	IMMSI SpA	71,607
41,722	Impregilo SpA(b)	227,973
6,730	Indesit Co. SpA	95,234
3,035	Industria Macchine Automatiche SpA	63,455
6,000	Interpump Group SpA	54,709
67,845	Iride SpA	221,016
1,246	Italmobiliare SpA	105,733
11,320	Juventus Football Club SpA(b)	14,262
19,815	KME Group(b)	36,027
3,165	Mariella Burani SpA	79,556
5,000	MARR SpA	51,412
6,000	Meliorbanca SpA	27,481
30,200	Milano Assicurazioni SpA	194,607
8,988	Navigazione Montanari SpA	30,791
5,000	Panariagroup Industrie Ceramiche SpA	27,013
4,609	Permasteelisa SpA	76,095
20,492	Piccolo Credito Valtellinese Scarl	270,902
45,883	Premafin Finanziaria SpA	115,074
15,524	Premuda SpA	28,181
521	RDM Realty SpA(b)	2,342
21,864	Recordati SpA	187,223
18,894	Risanamento SpA(b)	82,539
1,433	Sabaf SpA	36,712
1,068	SAES Getters SpA	29,076
2,000	SAVE SpA	31,927
4,049	Societa Cattolica di Assicurazioni SCRL	191,378
41,186	Societa Partecipazioni Finanziarie SpA(b)	26,970
3,079	Socotherm SpA	22,664
10,367	Sogefi SpA	73,929
12,888	SOL SpA	90,947
45,647	Sorin SpA(b)	84,582
8,578	Stefanel SpA(b)	18,707
333,382	Telecom Italia Media SpA(b)	82,856
60,560	Tiscali SpA(b)	125,450
2,530	Tod’s SpA	149,284
4,797	Trevi Finanziaria SpA	76,458
5,718	Vianini Lavori SpA	71,651
3,570	Vittoria Assicurazioni SpA	54,406

		6,745,526

JAPAN — 6.0%
5,200	ABILIT Corp.(b)	10,599
22,000	Achilles Corp.	28,241
16,000	ADEKA Corp.	151,259
3,000	Advan Co. Ltd.	24,008
10	Advance Residence Investment Corp.	40,845

Shares		Value
JAPAN (continued)
2,448	Aeon Fantasy Co. Ltd.	$41,986
3,000	Ahresty Corp.	42,642
6,400	Ai Holdings Corp.	41,961
12,000	Aica Kogyo Co. Ltd.	101,874
1,100	Aichi Bank Ltd. (The)	91,381
13,200	Aichi Corp.	118,340
20,000	Aichi Machine Industry Co. Ltd.	40,634
9,000	Aida Engineering Ltd.	50,312
2,600	Aiphone Co. Ltd.	43,999
9,000	Airport Facilities Co. Ltd.	59,024
7,300	Aisan Industry Co. Ltd.	72,952
15,000	Akebono Brake Industry Co. Ltd.	89,341
35,000	Akita Bank Ltd. (The)	171,677
11,900	Allied Telesis Holdings KK(b)	4,887
4,000	Aloka Co. Ltd.	62,910
1,900	Alpha Systems, Inc.	53,269
5,800	Alpine Electronics, Inc.	85,937
3,000	Alps Logistics Co. Ltd.	26,740
11,000	Amano Corp.	124,933
14,000	Ando Corp.	20,955
8,000	Anest Iwata Corp.	31,190
24,000	Anritsu Corp.	83,693
3,200	AOC Holdings, Inc.	34,991
2,100	AOI Electronic Co. Ltd.	23,067
4,600	AOKI Holdings, Inc.	81,793
30,000	Aomori Bank Ltd. (The)	117,720
4,700	Ariake Japan Co. Ltd.	68,970
2,700	Arisawa Manufacturing Co. Ltd.	22,907
2,000	Art Corp.	36,601
2,900	As One Corp.	63,384
15,000	Asahi Diamond Industrial Co. Ltd.	108,076
12,000	Asahi Organic Chemicals Industry Co. Ltd.	32,086
4,350	Asahi Pretec Corp.	107,421
4,000	ASKA Pharmaceutical Co. Ltd.	36,041
7,000	Asunaro Aoki Construction Co. Ltd.	40,506
41,000	Atsugi Co. Ltd.	55,197
1,900	Autobacs Seven Co. Ltd.	39,758
3,600	Avex Group Holdings, Inc.	39,844
16,000	Awa Bank Ltd. (The)	98,826
18,000	Bando Chemical Industries Ltd.	71,514
900	Bank of Ikeda Ltd. (The)	33,315
2,600	Bank of Iwate Ltd. (The)	167,279
19,000	Bank of Nagoya Ltd. (The)	119,608
2,600	Bank of Okinawa Ltd. (The)	89,095
24,000	Bank of Saga Ltd. (The)	80,308
5,000	Bank of the Ryukyus Ltd.	59,889
5,900	Belluna Co. Ltd.	38,713
11,000	Best Denki Co. Ltd.	69,398
4,000	Bookoff Corp.	22,413
8,000	Bunka Shutter Co. Ltd.	31,305
3,600	CAC Corp.	20,840
16,000	Calsonic Kansei Corp.	68,408

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
4,500	Canon Electronics, Inc.	$95,972
7,000	Canon Finetech, Inc.	86,708
4,100	Capcom Co. Ltd.	99,737
3,500	Cawachi Ltd.	100,467
13,000	Central Finance Co. Ltd.	29,553
8,000	Central Glass Co. Ltd.	29,873
7,800	Century Leasing System, Inc.	71,344
8,500	Chiba Kogyo Bank Ltd. (The)(b)	120,499
7,500	Chiyoda Co. Ltd.	109,487
1,400	Chofu Seisakusho Co. Ltd.	24,444
20,000	Chori Co. Ltd.(b)	18,180
5,500	Chudenko Corp.	85,601
14,000	Chuetsu Pulp & Paper Co. Ltd.	24,651
17,000	Chugai Ro Co. Ltd.	48,506
8,000	Chugoku Marine Paints Ltd.	64,136
34,000	Chukyo Bank Ltd. (The)	102,348
9,000	Chuo Spring Co. Ltd.	30,347
13,000	CKD Corp.	87,360
5,000	Cleanup Corp.	27,208
7,000	CMK Corp.	51,215
14	Coca-Cola Central Japan Co. Ltd.	107,784
9,000	Colowide Co. Ltd.	47,077
8,000	Commuture Corp.	41,585
3,000	COMSYS Holdings Corp.	25,925
4,400	Corona Corp.	60,219
6,600	Cosel Co. Ltd.	78,920
73,000	Cosmo Securities Co. Ltd.	78,849
18	Creed Corp.	27,158
12	Creed Office Investment Corp.	47,535
6,500	Culture Convenience Club Co. Ltd.	29,911
13,000	D&M Holdings, Inc.	48,099
24	DA Office Investment Corp.	129,907
23,000	Dai Nippon Toryo Co. Ltd.	27,017
9,000	Dai-Dan Co. Ltd.	33,767
7,000	Daido Metal Co. Ltd.	34,497
7,000	Daidoh Ltd.	82,887
4,100	Daiei, Inc.(b)	20,369
17,000	Daifuku Co. Ltd.	232,400
18,000	Daihen Corp.	81,646
10,000	Daiichi Jitsugyo Co. Ltd.	38,924
23,000	Daiken Corp.	53,529
2,500	Daikoku Denki Co. Ltd.	23,168
23,000	Daikyo, Inc.	62,108
5,000	Daimei Telecom Engineering Corp.	38,666
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	69,384
11,000	Dainippon Screen Manufacturing CO Ltd.	55,165
13,000	Daio Paper Corp.	105,584
28,000	Daisan Bank Ltd. (The)	105,482
4,464	Daiseki Co. Ltd.	128,940

Shares		Value
JAPAN (continued)
35,000	Daishi Bank Ltd. (The)	$143,436
13,000	Daiso Co. Ltd.	43,991
2,600	Daisyo Corp.	36,379
8,000	Daiwa Industries Ltd.	39,888
23,000	Daiwa Seiko, Inc.	39,536
15,000	Daiwabo Co. Ltd.	45,581
2,500	Daiwabo Information System Co. Ltd.	38,520
16,260	DCM Japan Holdings Co. Ltd.	93,706
17,000	Denki Kogyo Co. Ltd.	97,913
4,000	Denyo Co. Ltd.	37,821
11,000	Descente Ltd.	50,365
1,000	Don Quijote Co. Ltd.	17,666
3,150	Doshisha Co. Ltd.	47,747
6,274	Doutor Nichires Holdings Co. Ltd.(b)	110,914
3,400	DTS Corp.	54,699
3,100	Dydo Drinco, Inc.	119,620
400	eAccess Ltd.	240,254
8,000	Eagle Industry Co. Ltd.	72,425
15,000	Ebara Corp.	47,237
8,700	EDION Corp.	98,424
21,000	Ehime Bank Ltd. (The)	77,195
32,000	Eighteenth Bank Ltd. (The)	120,993
4,000	Eiken Chemical Co. Ltd.	34,285
2,700	Eizo Nanao Corp.	67,656
3,000	Eneserve Corp.(b)	9,772
4,300	Enplas Corp.	44,307
8,000	Epson Toyocom Corp.	31,457
4,000	ESPEC Corp.	30,077
11,900	Fancl Corp.	148,939
22,000	FDK Corp.(b)	25,622
4,000	Foster Electric Co. Ltd.	85,972
2,900	FP Corp.	89,844
33,000	France Bed Holdings Co. Ltd.	43,936
5,300	Fuji Co. Ltd.	93,682
19,000	Fuji Kyuko Co. Ltd.	72,566
14,900	Fuji Oil Co. Ltd.	111,517
3,600	Fujicco Co. Ltd.	38,327
5,000	Fujikura Kasei Co. Ltd.	34,738
13,000	Fujita Kanko, Inc.	83,177
15,000	Fujitec Co. Ltd.	80,389
5,400	Fujitsu Business Systems Ltd.	57,133
3,700	Fujitsu Frontech Ltd.	32,608
18,000	Fujitsu General Ltd.(b)	80,754
23,000	Fujiya Co. Ltd.(b)	35,965
6,000	Fukuda Corp.	16,869
34,000	Fukui Bank Ltd. (The)	109,314
32,000	Fukushima Bank Ltd. (The)	30,676
24,000	Fukuyama Transporting Co. Ltd.	96,919
58,000	Furukawa Co. Ltd.	107,595
2,000	Furusato Industries Ltd.	21,474
18,000	Fuso Pharmaceutical Industries Ltd.	49,424
1,800	Fuyo General Lease Co. Ltd.	49,395

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
15,000	Gakken Co. Ltd.	$38,188
6,900	Gecoss Corp.	35,396
27,000	Godo Steel Ltd.	59,800
170	Goodwill Group, Inc. (The)(b).	8,509
21	Green Hospital Supply, Inc.	22,489
64,000	GS Yuasa Corp.	134,185
610	Gulliver International Co. Ltd.	29,079
8,000	Gun-Ei Chemical Industry Co. Ltd.	15,990
26,000	Gunze Ltd.	112,284
2,900	H.I.S. Co. Ltd.	51,107
2,900	Hakuto Co. Ltd.	29,194
9	Hankyu REIT, Inc.	58,185
44,000	Hanwa Co. Ltd.	175,636
2,000	Happinet Corp.	28,629
3,400	Haruyama Trading Co. Ltd.	20,444
9,000	Heiwado Co. Ltd.	159,331
7,000	Hibiya Engineering Ltd.	52,816
29,000	Higashi-Nippon Bank Ltd. (The)	106,246
8,000	Higo Bank Ltd. (The)	49,633
5,700	Hitachi Information Systems Ltd.	122,168
13,000	Hitachi Kokusai Electric, Inc.	136,393
8,000	Hitachi Medical Corp.	63,030
31,000	Hitachi Plant Technologies Ltd.	116,793
6,000	Hitachi Powdered Metals Co. Ltd.	39,473
5,400	Hitachi Software Engineering Co. Ltd.	129,442
4,000	Hitachi Systems & Services Ltd.	81,549
4,500	Hitachi Tool Engineering Ltd.	45,721
13,000	Hitachi Transport System Ltd.	139,070
94,500	Hitachi Zosen Corp.(b)	105,311
12,000	Hodogaya Chemical Co. Ltd.	28,196
1,800	Hogy Medical Co. Ltd.	83,387
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	32,278
12,000	Hokkoku Bank Ltd. (The)	56,015
49,000	Hokuetsu Bank Ltd. (The)	119,254
28,000	Hokuetsu Paper Mills Ltd.	120,474
12,000	Hokuriku Electric Industry Co. Ltd.	18,189
4,400	Hokuto Corp.	73,257
1,400	Horiba Ltd.	41,441
15,700	Hosiden Corp.	245,321
4,000	Hosokawa Micron Corp.	27,418
19,000	Hyakugo Bank Ltd. (The)	109,640
1,000	Ichikoh Industries Ltd.	2,310
10,000	Ichiyoshi Securities Co. Ltd.	97,264
1,900	Icom, Inc.	45,968
5,000	Idec Corp.	59,259
13,000	Iino Kaiun Kaisha Ltd.	114,536
3,100	Inaba Denki Sangyo Co. Ltd.	115,744
1,600	Inaba Seisakusho Co. Ltd.	23,597
12,000	Inabata & Co. Ltd.	60,144

Shares		Value
JAPAN (continued)
8,000	Inageya Co. Ltd.	$68,918
9,500	Ines Corp.	46,062
3,000	Information Services International-Dentsu Ltd.	26,601
9,000	INTEC Holdings Ltd.	123,003
1,451	Invoice, Inc.	40,726
4,000	Ise Chemical Corp.	25,783
41,000	Iseki & Co. Ltd.(b)	55,767
56,000	Ishihara Sangyo Kaisha Ltd.(b)	118,882
12,800	Itochu Enex Co. Ltd.	79,854
2,300	Itochu-Shokuhin Co. Ltd.	66,935
32,000	Itoham Foods, Inc.	160,923
6,000	Itoki Corp.	32,629
10,000	Iwasaki Electric Co. Ltd.	21,712
40,000	Iwatani International Corp.	108,460
11,000	Izumiya Co. Ltd.	57,745
9,000	J. Bridge Corp.(b)	4,917
2,200	Jalux, Inc.	38,504
4,000	Jamco Corp.	30,824
3,300	Japan Cash Machine Co. Ltd.	25,527
4,500	Japan Digital Laboratory Co. Ltd.	56,562
11	Japan Excellent, Inc.	79,377
3,800	Japan General Estate Co. Ltd. (The)	42,087
10	Japan Hotel and Resort, Inc.	37,279
26,000	Japan Pulp & Paper Co. Ltd.	91,770
21,000	Japan Radio Co. Ltd.	66,572
7,000	Japan Transcity Corp.	31,757
8,000	Japan Vilene Co. Ltd.	33,800
12,000	Japan Wool Textile Co. Ltd. (The)	101,469
15,000	Jeol Ltd.	62,373
33,000	JFE Shoji Holdings, Inc.	205,725
21,000	J-Oil Mills, Inc.	58,846
5,400	Joint Corp.	95,364
10,000	Joshin Denki Co. Ltd.	85,953
5,200	JSP Corp.	54,701
23,000	Juki Corp.	111,909
2,000	Kabuki-Za Co. Ltd.	90,090
3,200	Kadokawa Group Holdings, Inc.	84,109
4,800	Kaga Electronics Co. Ltd.	61,273
16,000	Kagawa Bank Ltd. (The)	103,383
12,000	Kagoshima Bank Ltd. (The)	84,305
17	Kakaku.Com, Inc.	78,101
19,000	Kaken Pharmaceutical Co. Ltd.	135,928
5,000	Kameda Seika Co. Ltd.	80,055
7,000	Kamei Corp.	31,255
14,000	Kanagawa Chuo Kotsu Co. Ltd.	67,774
15,000	Kandenko Co. Ltd.	78,141
71,000	Kanematsu Corp.(b)	89,670
12,000	Kanto Auto Works Ltd.	148,793
10,000	Kanto Denka Kogyo Co. Ltd.	48,309
7,000	Kanto Natural Gas Development Ltd.	37,074

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
5,400	Kanto Tsukuba Bank Ltd. (The)	$31,945
8,000	Kasumi Co. Ltd.	43,102
4,000	Katakura Industries Co. Ltd.	70,227
5,000	Kato Sangyo Co. Ltd.	60,174
30,000	Kayaba Industry Co. Ltd.	142,806
12,000	Keihin Co. Ltd. (The)	18,865
4,400	Keihin Corp.	65,981
56	Kenedix, Inc.	66,024
2,000	Kentucky Fried Chicken Japan Ltd.	32,001
81,000	Kenwood Corp.	94,461
2,900	KEY Coffee, Inc.	42,670
5,000	Kibun Food Chemifa Co. Ltd.	35,735
2,900	Kintetsu World Express, Inc.	83,976
2,600	Kisoji Co. Ltd.	52,876
7,000	Kissei Pharmaceutical Co. Ltd.	149,641
1,800	Kita-Nippon Bank Ltd. (The)	68,720
14,000	Kitz Corp.	67,081
82,000	Kiyo Holdings, Inc.	125,771
7,300	Koa Corp.	48,530
9,000	Koatsu Gas Kogyo Co. Ltd.	51,979
7,300	Koei Co. Ltd.	125,259
3,000	Kohnan Shoji Co. Ltd.	33,788
5,600	Kojima Co. Ltd.	26,805
4,000	Kokuyo Co. Ltd.	32,909
8,000	Komatsu Seiren Co. Ltd.	31,757
2,600	Komeri Co. Ltd.	55,616
3,410	Konaka Co. Ltd.	26,166
14,000	Krosaki Harima Corp.	34,664
6,240	K’s Holdings Corp.	143,090
15,000	Kumagai Gumi Co. Ltd.	17,542
47,000	Kurabo Industries Ltd.	106,517
34,000	KUREHA Corp.	193,813
17,000	Kurimoto Ltd.	32,635
4,700	Kuroda Electric Co. Ltd.	57,912
9,000	Kyoden Co. Ltd.	17,500
16,000	Kyodo Printing Co. Ltd.	43,906
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	41,104
18,000	Kyokuyo Co. Ltd.	30,342
2,400	Kyoritsu Maintenance Co. Ltd.	45,428
12,000	Kyowa Exeo Corp.	93,374
14,000	Kyudenko Corp.	68,040
13,000	Laox Co. Ltd.(b)	9,868
8,500	Life Corp.	135,188
2,500	Macnica, Inc.	50,976
30,000	Maeda Corp.	89,860
14,000	Maeda Road Construction Co. Ltd.	114,848
2,200	Maezawa Kasei Industries Co. Ltd.	26,981
2,600	Maezawa Kyuso Industries Co. Ltd.	48,857
18,000	Makino Milling Machine Co. Ltd.	116,504
3,300	Mandom Corp.	97,595

Shares		Value
JAPAN (continued)
2,900	Mars Engineering Corp.	$46,103
4,900	Marubun Corp.	37,885
17,000	Marudai Food Co. Ltd	43,892
27,000	Maruetsu, Inc. (The)(b)	205,855
69,910	Maruha Group, Inc.	80,747
14,000	Marusan Securities Co. Ltd.	133,532
1,900	Maruwa Co. Ltd.	22,362
17,000	Maruzen Co. Ltd.(b)	17,797
11,000	Maruzen Showa Unyu Co. Ltd.	33,245
8,000	Matsuya Co. Ltd.	158,353
2,800	Matsuya Foods Co. Ltd.	34,935
8,000	Max Co. Ltd.	95,538
2,800	MEC Co. Ltd.	30,498
3,500	Megachips Corp.	47,830
41,000	Meidensha Corp.	99,045
5,000	Meito Sangyo Co. Ltd.	106,500
4,800	Meiwa Estate Co. Ltd.	42,307
31,000	Mercian Corp.	58,190
26,000	Michinoku Bank Ltd. (The)	87,203
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	106,135
1,680	Milbon Co. Ltd.	30,806
800	Mimasu Semiconductor Industry Co. Ltd.	12,736
55,000	Minato Bank Ltd. (The)	107,228
2,200	Ministop Co. Ltd.	42,302
1,500	Miraca Holdings, Inc.	37,695
4,000	Misawa Homes Holdings, Inc.(b)	25,794
3,200	MISUMI Group, Inc.	53,011
13,000	Mito Securities Co. Ltd.	46,214
8,000	Mitsuba Corp.	44,986
33,000	Mitsubishi Cable Industries Ltd.	39,929
69,000	Mitsubishi Paper Mills Ltd.	131,234
6,000	Mitsubishi Pencil Co. Ltd.	78,806
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	64,055
16,000	Mitsuboshi Belting Co. Ltd.	76,274
4,000	Mitsui High-Tec, Inc.	34,510
8,000	Mitsui Home Co. Ltd.	30,235
30,000	Mitsui Mining Co. Ltd.(b)	111,656
21,000	Mitsui Sugar Co. Ltd.	76,418
25,000	Mitsui-Soko Co. Ltd.	151,632
6,000	Mitsumura Printing Co. Ltd.	21,778
14,000	Mitsuuroko Co. Ltd.	88,203
6,100	Miura Co. Ltd.	139,433
27,000	Miyazaki Bank Ltd. (The)	117,519
14,000	Miyoshi Oil & Fat Co. Ltd.	16,229
23,000	Mizuno Corp.	161,520
14,000	Mochida Pharmaceutical Co. Ltd.	126,327
4,700	Modec, Inc.	129,243
43,000	Morinaga & Co. Ltd.	91,027
31,000	Morinaga Milk Industry Co. Ltd.	89,803
8,000	Morita Corp.	38,009
8,000	MOS Food Services, Inc.	108,526

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
4,200	Moshi Moshi Hotline, Inc.	$115,487
9,000	Nabtesco Corp.	110,446
33,000	Nachi-Fujikoshi Corp.	114,623
16,000	Nagano Bank Ltd. (The)	42,928
3,000	Nagase & CO Ltd.	28,492
7,000	Nagatanien Co. Ltd.	53,593
9,000	Nakamuraya Co. Ltd.	40,086
21,000	Nakayama Steel Works Ltd.	41,206
17,000	Nanto Bank Ltd. (The)	81,017
3,900	NEC Fielding Ltd.	42,550
2,600	NEC Mobiling Ltd.	41,819
5,300	NEC Networks & System Integration Corp.	73,408
12,000	NEC Tokin Corp.(b)	24,942
43	NET One Systems Co. Ltd.	42,845
22	Netmarks, Inc.(b)	3,288
5,000	Neturen Co. Ltd.	53,346
5,000	New Japan Radio Co. Ltd.	19,345
26,000	Nice Holdings, Inc.	69,584
9,000	Nichia Steel Works Ltd.	29,216
21,000	Nichias Corp.	80,226
11,500	Nichicon Corp.	90,616
2,900	Nichiha Corp.	29,369
4,000	Nichii Gakkan Co.	50,210
26,000	Nichirei Corp.	122,256
3,100	Nidec Copal Corp.	37,697
2,800	Nidec Tosok Corp.	19,164
10,000	Nifco, Inc.	223,942
3,900	Nihon Dempa Kogyo Co. Ltd.	135,068
2,200	Nihon Eslead Corp.	35,253
6,000	Nihon Inter Electronics Corp.	16,841
8,000	Nihon Kohden Corp.	186,731
10,000	Nihon Nohyaku Co. Ltd.	74,770
11,000	Nihon Parkerizing Co. Ltd.	166,771
8,000	Nihon Unisys Ltd.	93,340
15,000	Nihon Yamamura Glass Co. Ltd.	31,446
8,000	Nikkiso Co. Ltd.	57,752
6,000	Nippei Toyama Corp.	70,419
14,000	Nippo Corp.	96,934
4	Nippon Accommodations Fund, Inc.	22,745
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	60,867
21,000	Nippon Carbon Co. Ltd.	81,158
3,000	Nippon Ceramic Co. Ltd.	40,876
16,000	Nippon Chemical Industrial Co. Ltd.	36,590
27,000	Nippon Chemi-Con Corp.	114,047
7,000	Nippon Chemiphar Co. Ltd.	35,283
13,000	Nippon Denko Co. Ltd.	98,344
8,000	Nippon Densetsu Kogyo Co. Ltd.	52,809
22,000	Nippon Flour Mills Co. Ltd.	83,971
8,000	Nippon Gas Co. Ltd.	69,758
3,400	Nippon Kanzai Co. Ltd.	86,483

Shares		Value
JAPAN (continued)
15,000	Nippon Kasei Chemical Co. Ltd.	$24,244
13,000	Nippon Koei Co. Ltd.	33,397
10,000	Nippon Konpo Unyu Soko Co. Ltd.	133,131
26,000	Nippon Koshuha Steel Co. Ltd.	43,647
22,000	Nippon Light Metal Co. Ltd.	38,507
30,000	Nippon Metal Industry Co. Ltd.	88,390
247	Nippon Parking Development Co. Ltd.	12,434
18,000	Nippon Road Co. Ltd. (The)	25,495
10,000	Nippon Seiki Co. Ltd.	166,565
29,000	Nippon Sharyo Ltd.	53,854
13,000	Nippon Shinyaku Co. Ltd.	134,186
14,000	Nippon Signal Co. Ltd. (The)	78,098
31,000	Nippon Soda Co. Ltd.	102,463
21,800	Nippon Suisan Kaisha Ltd.	107,514
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	82,864
16,000	Nippon Thompson Co. Ltd.	107,865
11,000	Nippon Valqua Industries Ltd.	34,415
20,000	Nippon Yakin Kogyo Co. Ltd.	156,332
10,000	Nipro Corp.	200,661
12,629	Nis Group Co. Ltd.(b)	24,659
41,000	Nishimatsu Construction Co. Ltd.	114,881
11,400	Nishimatsuya Chain Co. Ltd.	110,242
8,000	Nissan Shatai Co. Ltd.	60,351
6,800	Nissei Corp.	70,079
7,900	Nissen Holdings Co. Ltd.	48,837
1,300	Nisshin Fudosan Co. Ltd.	8,250
10,000	Nisshin Oillio Group Ltd. (The)	37,379
17,000	Nissin Corp.	46,455
6,500	Nissin Kogyo Co. Ltd.	107,994
5,000	Nitta Corp.	87,102
10,000	Nittetsu Mining Co. Ltd.	55,390
55,000	Nitto Boseki Co. Ltd.	118,250
7,900	Nitto Kogyo Corp.	88,560
4,400	Nitto Kohki Co. Ltd.	89,360
6,000	Nitto Seiko Co. Ltd.	37,428
143	NIWS Co. HQ Ltd.(b)	3,729
34,000	NOF Corp.	129,718
10,000	Nomura Co. Ltd.	37,794
28,000	Noritake Co. Ltd.	114,481
2,200	Noritsu Koki Co. Ltd.	41,646
9,000	Noritz Corp.	103,066
10,600	NSD Co. Ltd.	133,723
38,000	OAK Capital Corp.(b)	16,691
4,032	Oiles Corp.	80,685
14,000	Oita Bank Ltd. (The)	93,423
13,000	Okamoto Industries, Inc.	42,672
17,000	Okamura Corp.	142,396
19,000	Okasan Holdings, Inc.	109,253
31,000	Oki Electric Industry Co. Ltd.(b)	50,945

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
2,860	Okinawa Electric Power Co., Inc. (The)	$131,639
29,000	Okumura Corp.	161,760
7,000	Okura Industrial Co. Ltd.	15,349
7,000	Okuwa Co. Ltd.	92,222
3,700	Olympic Corp.	22,549
7,000	ONO Sokki Co. Ltd.	35,462
4,000	Onoken Co. Ltd.	43,698
10,000	Organo Corp.	82,082
5,000	Origin Electric Co. Ltd.	29,971
5,500	Osaka Steel Co. Ltd.	68,063
6,000	Osaki Electric Co. Ltd.	29,291
4,600	Oyo Corp.	51,189
10,000	Pacific Industrial Co. Ltd.	42,982
17,000	PanaHome Corp.	104,962
5,600	Paramount Bed Co. Ltd.	75,270
13,000	Parco Co. Ltd.	165,973
13,000	Park24 Co. Ltd.	109,060
27	Pasona Group, Inc.	19,727
51,500	Penta-Ocean Construction Co. Ltd.(b)	68,100
2,900	Pigeon Corp.	46,587
2,400	Piolax, Inc.	45,305
23,000	Press Kogyo Co. Ltd.	88,074
38,000	Prima Meat Packers Ltd.(b)	35,461
9,500	Raito Kogyo Co. Ltd.	23,204
10,000	Rasa Industries Ltd.	17,501
8,000	Renown, Inc.(b)	40,229
14	Re-Plus Residential Investment, Inc.	47,243
10,000	Resort Solution Co. Ltd.	31,833
6,192	Resorttrust, Inc.	105,020
27,000	Rhythm Watch Co. Ltd.	32,248
3,400	Ricoh Leasing Co. Ltd.	75,308
5,000	Right On Co. Ltd.	44,111
17,000	Riken Corp.	72,696
9,000	Riken Technos Corp.	22,972
2,600	Riken Vitamin Co. Ltd.	70,602
3,700	Ringer Hut Co. Ltd.	50,215
2,400	Rock Field Co. Ltd.	35,032
18,000	Rohto Pharmaceutical Co. Ltd.	219,244
4,600	Roland Corp.	85,510
2,200	Roland DG Corp.	73,904
25	Round One Corp.	40,879
6,000	Royal Holdings Co. Ltd.	66,288
28,000	Ryobi Ltd.	123,788
7,000	Ryoden Trading Co. Ltd.	49,330
7,200	Ryosan Co. Ltd.	172,779
3,300	Ryoshoku Ltd.	63,364
6,700	Ryoyo Electro Corp.	76,946
5,000	S Foods, Inc.	41,074
119,000	S Science Co. Ltd.	14,984
4,000	Sagami Chain Co. Ltd.	41,530
16,000	Sagami Railway Co. Ltd.	60,553
65,000	Saibu Gas Co. Ltd.	147,178
5,000	Saizeriya Co. Ltd.	52,298

Shares		Value
JAPAN (continued)
23,000	Sakai Chemical Industry Co. Ltd.	$90,650
11,000	Sakata INX Corp.	53,467
9,300	Sakata Seed Corp.	118,086
14,000	San-Ai Oil Co. Ltd.	44,231
32,000	Sanden Corp.	166,954
1,900	Sanei-International Co. Ltd.	28,265
15,000	San-In Godo Bank Ltd. (The)	120,568
9,000	Sankei Building Co. Ltd. (The)	87,646
10,000	Sanken Electric Co. Ltd.	50,671
15,000	Sanki Engineering Co. Ltd.	99,610
10,000	Sankyo Seiko Co. Ltd.	29,610
60,000	Sankyo-Tateyama Holdings, Inc.	78,480
9,000	Sankyu, Inc.	46,214
6,000	Sanoh Industrial Co. Ltd.	41,689
9,400	Sanrio Co. Ltd.	84,164
6,000	Sanshin Electronics Co. Ltd.	78,085
20,000	Sanyo Chemical Industries Ltd.	109,599
9,000	Sanyo Denki Co. Ltd.	37,346
21,000	Sanyo Shokai Ltd.	130,474
19,000	Sanyo Special Steel Co. Ltd.	109,885
18,000	Sasebo Heavy Industries Co. Ltd.	78,004
5,300	Sato Corp.	80,513
3,000	Satori Electric Co. Ltd.	26,066
11,000	SAXA Holdings, Inc.	18,929
1,600	Secom Joshinetsu Co. Ltd.	39,872
2,500	Secom Techno Service Co. Ltd.	75,148
1,900	Seijo Corp.	39,375
5,600	Seikagaku Corp.	57,933
17,000	Seiko Holdings Corp.	73,697
5,000	Seino Holdings Corp.	34,039
10,000	Seiren Co. Ltd.	74,093
9,000	Sekisui Jushi Corp.	72,692
19,000	Sekisui Plastics Co. Ltd.	63,247
16,000	Senko Co. Ltd.	42,514
9,000	Senshukai Co. Ltd.	92,931
5,000	Shibaura Mechatronics Corp.	23,313
13,000	Shibusawa Warehouse Co. Ltd. (The)	82,695
5,100	Shibuya Kogyo Co. Ltd.	37,603
18,000	Shikibo Ltd.	20,730
35,000	Shikoku Bank Ltd. (The)	136,827
8,000	Shikoku Chemicals Corp.	35,403
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	61,377
2,000	Shima Seiki Manufacturing Ltd.	83,495
1,200	Shimizu Bank Ltd. (The)	56,040
13,000	Shindengen Electric Manufacturing Co. Ltd.	37,551
12,000	Shin-Etsu Polymer Co. Ltd.	73,505
3,800	Shinkawa Ltd.	54,437
9,000	Shin-Keisei Electric Railway Co. Ltd.	28,395
12,100	Shinki Co. Ltd.(b)	16,141

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
22,000	Shinko Electric Co. Ltd.	$66,436
5,000	Shinko Plantech Co. Ltd.	59,398
4,000	Shinko Shoji Co. Ltd.	44,866
8,000	Shin-Kobe Electric Machinery Co. Ltd.	34,539
20,000	Shinmaywa Industries Ltd.	73,308
27,000	Shinwa Kaiun Kaisha Ltd.	158,178
15,000	Shiroki Corp.	40,236
10,000	Shizuoka Gas Co. Ltd.	48,246
4,900	Sho-Bond Holdings CO Ltd.(b)	60,637
18,000	Shochiku Co. Ltd.	124,374
5,000	Showa Aircraft Industry Co. Ltd.	52,189
32,000	Showa Sangyo Co. Ltd.	68,898
11,000	Sinanen Co. Ltd.	46,103
12,000	Sintokogio Ltd.	117,245
144	Sky Perfect Jsat Corp.	47,213
9,000	SMK Corp.	56,083
33,000	Snow Brand Milk Products Co. Ltd.	95,802
8,000	Sodick Co. Ltd.	42,438
4,100	Sorun Corp.	19,757
2,500	SRA Holdings, Inc.	36,165
16,000	SSP Co. Ltd.	77,935
5,000	ST Corp.	61,638
1,000	St. Marc Holdings Co. Ltd.	31,197
11,000	Star Micronics Co. Ltd.	182,323
13,000	Starzen Co. Ltd.	29,462
2,000	Stella Chemifa Corp.	56,850
2,700	Sugi Pharmacy Co. Ltd.	74,148
5,300	Sumco Techxiv Corp.	133,113
3,300	Sumida Corp.	39,941
12,000	Suminoe Textile Co. Ltd.	27,250
2,700	Sumisho Computer Systems Corp.	46,447
28,000	Sumitomo Coal Mining Co. Ltd.(b)	21,504
19,000	Sumitomo Forestry Co. Ltd.	142,793
65,000	Sumitomo Light Metal Industries Ltd.	89,404
9,200	Sumitomo Mitsui Construction Co. Ltd.(b)	11,073
25,000	Sumitomo Osaka Cement Co. Ltd.	48,611
7,000	Sumitomo Precision Products Co. Ltd.	22,452
7,000	Sumitomo Warehouse Co. Ltd. (The)	37,161
4,200	Suruga Corp.	45,750
31,000	SWCC Showa Holdings Co. Ltd.	47,643
6,800	T. Hasegawa Co. Ltd.	108,453
13,000	T. RAD Co. Ltd.	80,045
5,000	Tachibana Eletech Co. Ltd.	40,497
6,300	Tachi-S Co. Ltd.	48,014
23,000	Tadano Ltd.	217,363
8,000	Taihei Dengyo Kaisha Ltd.	61,443
14,000	Taihei Kogyo Co. Ltd.	75,453

Shares		Value
JAPAN (continued)
3,800	Taiho Kogyo Co. Ltd.	$51,006
7,000	Taikisha Ltd.	76,634
7,000	Takagi Securities Co. Ltd.	15,662
6,600	Takamatsu Corp.	85,162
2,700	Takano Co. Ltd.	26,958
23,000	Takara Standard Co. Ltd.	115,193
16,000	Takasago International Corp.	104,680
16,000	Takasago Thermal Engineering Co. Ltd.	135,421
3,000	Takigami Steel Construction Co. Ltd. (The)	9,141
11,000	Takiron Co. Ltd.	28,870
16,000	Takuma Co. Ltd.	45,019
12,000	Tamura Corp.	47,527
13,000	TCM Corp.	33,508
27,000	Teac Corp.(b)	22,198
4,300	Tecmo Ltd.	49,746
800	Teikoku Electric Manufacturing Co. Ltd.	16,389
4,000	Teikoku Piston Ring Co. Ltd.	34,256
8,000	Teikoku Tsushin Kogyo Co. Ltd.	27,519
29,000	Tekken Corp.(b)	30,511
5,800	Tenma Corp.	90,975
4,500	TIS, Inc.	78,813
5,600	TKC Corp.	96,807
35,000	Toa Corp.(b)	30,352
44,000	Toagosei Co. Ltd.	136,852
13,000	Tobu Store Co. Ltd.	45,696
16,400	TOC Co. Ltd.	123,172
3,000	Tocalo Co. Ltd.	41,984
21,000	Tochigi Bank Ltd. (The)	130,388
21,000	Toei Co. Ltd.	116,823
16,000	Toenec Corp.	79,443
33,000	Toho Bank Ltd. (The)	143,807
9,000	Toho Real Estate Co. Ltd.	64,042
23,000	Toho Zinc Co. Ltd.	102,935
13,000	Tohoku Bank Ltd. (The)	22,611
13,000	Tokai Corp.	53,192
30,000	Tokai Tokyo Securities Co. Ltd.	135,496
17,000	Toko, Inc.(b)	32,364
13,000	Tokushima Bank Ltd. (The)	71,089
13,840	Tokushu Tokai Holdings Co. Ltd.(b)	24,317
5,000	Tokyo Dome Corp.	28,377
15	Tokyo Electron Device Ltd.	24,245
6,000	Tokyo Energy & Systems, Inc.	31,232
14,000	Tokyo Kikai Seisakusho Ltd.	31,214
9,000	Tokyo Leasing Co. Ltd.	96,440
11,000	Tokyo Rakutenchi Co. Ltd.	37,104
21,000	Tokyo Rope Manufacturing Co. Ltd.	35,991
2,000	Tokyo Seimitsu Co. Ltd.	40,634
9,000	Tokyo Style Co. Ltd.	87,344
3,700	Tokyo Tomin Bank Ltd. (The)	103,779
34,000	Tokyotokeiba Co. Ltd.	66,142

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
2,300	Tokyu Community Corp.	$50,328
3,900	Tokyu Livable, Inc.	38,263
10,000	Tokyu Store Chain Co. Ltd.	47,043
12,000	Toli Corp.	25,339
18,000	Tomato Bank Ltd.	38,716
1,600	Tomen Electronics Corp.	17,203
15,000	Tomoku Co. Ltd.	27,295
8,436	Tomy Co. Ltd.	63,706
17,000	Tonami Transportation Co. Ltd.	44,016
15	Top REIT, Inc.	70,896
12,000	Topcon Corp.	78,839
2,100	Toppan Forms Co. Ltd.	21,065
11,000	Topre Corp.	104,528
38,000	Topy Industries Ltd.	99,967
65,000	Tori Holdings Co. Ltd.	10,010
4,000	Torii Pharmaceutical Co. Ltd.	61,366
5,000	Torishima Pump Manufacturing Co. Ltd.	76,440
17,000	Toshiba Plant Systems & Services Corp.	135,420
11,000	Tosho Printing Co. Ltd.	24,108
7,000	Totetsu Kogyo Co. Ltd.	39,897
17,000	Tottori Bank Ltd. (The)	45,611
4,500	Touei Housing Corp.	37,660
36,000	Towa Bank Ltd. (The)(b)	40,783
2,000	Towa Pharmaceutical Co. Ltd.	91,356
16,000	Towa Real Estate Development Co. Ltd.	23,043
29,000	Toyama Chemical Co. Ltd.(b)	190,637
36,000	Toyo Construction Co. Ltd.(b)	25,912
7,200	Toyo Corp.	98,224
7,000	Toyo Electric Manufacturing Co. Ltd.	16,020
13,000	Toyo Engineering Corp.	58,386
19,000	Toyo Kanetsu K K	44,493
13,000	Toyo Kohan Co. Ltd.	51,514
14,000	Toyo Securities Co. Ltd.	55,846
37,000	Toyo Tire & Rubber Co. Ltd.	125,810
24,000	Toyobo Co. Ltd.	52,408
4,600	Trans Cosmos, Inc.	51,762
4,800	Trusco Nakayama Corp.	64,318
37,000	Tsubakimoto Chain Co.	210,659
18,000	Tsugami Corp.	55,645
10,000	Tsukishima Kikai Co. Ltd.	100,249
7,800	Tsumura & Co.	167,395
1,300	Tsuruha Holdings, Inc.	48,283
5,000	Tsurumi Manufacturing Co. Ltd.	40,995
4,000	Tsutsumi Jewelry Co. Ltd.	75,814
15,000	Ube Material Industries Ltd.	46,560
9,000	Uchida Yoko Co. Ltd.	38,175
13,000	Uniden Corp.	80,486
3,300	Unimat Life Corp.	37,330
2,500	Union Tool Co.	95,988
94,000	Unitika Ltd.	100,961
4,000	U-Shin Ltd.	15,487
7,200	Valor Co. Ltd.	70,785

Shares		Value
JAPAN (continued)
14,800	Venture Link Co. Ltd.(b)	$21,330
11,000	Victor Co. of Japan Ltd.(b)	21,000
2,800	Vital-net, Inc.	17,693
23,000	Wakachiku Construction Co. Ltd.(b)	17,051
2,000	Warabeya Nichiyo Co. Ltd.	26,205
5,500	WATAMI Co. Ltd.	87,839
7,000	Wood One Co. Ltd.	41,106
24,000	Yamagata Bank Ltd. (The)	139,658
3,100	Yamaichi Electronics Co. Ltd.	14,855
8,000	Yamanashi Chuo Bank Ltd. (The)	47,853
10,000	Yamazen Corp.	41,145
2,500	Yaoko Co. Ltd.	66,656
5,000	Yasuda Warehouse Co. Ltd. (The)	47,497
4,000	Yellow Hat Ltd.	24,117
20,000	Yodogawa Steel Works Ltd.	93,876
8,000	Yokohama Reito Co. Ltd.	58,131
3,700	Yokowo Co. Ltd.	24,462
5,000	Yomeishu Seizo Co. Ltd.	49,186
14,000	Yomiuri Land Co. Ltd.	45,393
7,000	Yondenko Corp.	34,284
4,500	Yonekyu Corp.	37,660
3,700	Yorozu Corp.	50,015
6,000	Yoshimoto Kogyo Co. Ltd.	74,631
27	Yoshinoya Holdings Co. Ltd.	45,355
31,000	Yuasa Trading Co. Ltd.	36,613
9,000	Yuraku Real Estate Co. Ltd.	28,505
15,000	Yurtec Corp.	79,130
2,400	Yushin Precision Equipment Co. Ltd.	37,726
3,000	Yushiro Chemical Industry Co. Ltd.	46,895
6,400	Zenrin Co. Ltd.	206,136
14,300	Zensho Co. Ltd.	142,900
5,000	ZERIA Pharmaceutical Co. Ltd.	44,854
4,200	Zuken, Inc.	37,080

		50,100,924

MALAYSIA — 0.6%
30,500	Aeon Co. (Malaysia) Berhad	93,689
145,700	Affin Holdings Berhad	106,409
45,800	Amway (Malaysia) Holdings Berhad	91,767
85,200	Bandar Raya Developments Berhad	66,647
44,100	Batu Kawan Berhad	152,776
436,600	Berjaya Corp. Berhad	174,298
66,100	Boustead Holdings Berhad	109,885
75,100	Carlsberg Brewery-Malaysia Berhad	92,922
34,000	Chemical Co. of Malaysia Berhad	29,626
224,500	DRB-Hicom Berhad	103,763
18,500	Fraser & Neave Holdings Berhad	44,595

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
MALAYSIA (continued)
76,900	Guinness Anchor Berhad	$131,408
102,700	GuocoLand Malaysia Berhad	86,405
51,500	Hong Leong Industries Berhad	66,845
30,500	Hume Industries-Malaysia Berhad	36,759
213,100	IGB Corp. Berhad	146,648
97,200	IJM Plantations Berhad	103,882
54,900	KFC Holdings Malaysia Berhad	104,226
113,900	KLCC Property Holdings Berhad	116,715
88,000	KNM Group Berhad	195,404
58,700	Kulim Malaysia Berhad	148,130
97,400	Lingkaran Trans Kota Holdings	106,458
112,000	Lion Industries Corp. Berhad	73,420
63,575	Malaysian Bulk Carriers Berhad	75,717
247,500	Malaysian Resources Corp. Berhad(b)	209,083
10,000	MEASAT Global Berhad(b)	5,060
112,000	Media Prima Berhad	89,546
199,600	MK Land Holdings Berhad(b)	36,689
46,000	MNRB Holdings Berhad	69,229
235,000	MTD Infraperdana Berhad	50,249
450,000	Mulpha International Berhad(b)	193,824
29,100	Naim Cendera Holdings Berhad	36,252
58,700	NCB Holdings Berhad	54,403
55,500	Oriental Holdings Berhad	102,645
199,300	OSK Holdings Berhad	132,756
48,600	Pacificmas Berhad	63,451
58,300	Padiberas Nasional Berhad	37,640
17,000	Pelikan International Corp. Berhad	22,570
106,300	POS Malaysia & Services Holdings Berhad(b)	78,207
86,870	Puncak Niaga Holdings Berhad	126,843
143,700	Ranhill Berhad	93,992
34,000	RB Land Holdings Berhad(b)	25,540
260,900	Scomi Group Berhad	105,600
75,100	Shangri-La Hotels (Malaysia) Berhad	58,811
91,200	Star Publications Malaysia Berhad	97,197
39,800	Subur Tiasa Holdings Berhad	41,902
62,400	Sunrise Berhad	54,757
59,800	Sunway City Berhad	71,296
51,600	Ta Ann Holdings Berhad	95,610
325,600	TA Enterprise Berhad	128,800
210,800	TAN Chong Motor Holdings Berhad	126,442
170,200	Time dotCom Berhad(b)	36,606
60,480	Top Glove Corp. Berhad	100,545
75,600	Tradewinds Plantation Berhad	84,707
47,840	UBG Berhad(b)	33,416
99,300	Uchi Technologies Berhad	64,570
38,700	United Plantations Berhad	160,493
84,000	Wah Seong Corp. Berhad	93,785
95,600	Zelan Berhad	145,899

Shares		Value
MALAYSIA (continued)
		$5,386,809

MARTINIQUE — 0.0%
10,100	Elixir Gaming Technologies, Inc.(b)	45,753

MEXICO — 0.9%
386,400	Consorcio ARA SAB de CV	417,141
184,000	Controladora Comercial Mexicana SA de CV - UBC	458,789
158,600	Corp. GEO SAB de CV - Series B(b)	517,023
107,708	Corp. Interamericana de Entretenimiento SAB de CV - Series B(b)	258,615
241,200	Embotelladoras Arca SA	779,609
160,250	Empresas ICA Sociedad Controladora SAB de CV(b)	1,040,363
4,500	Gmd Resorts Sab de CV(b)	6,067
76,900	Gruma SAB de CV - Series B	205,947
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	886,163
120,492	Grupo Cementos de Chihuahua SAB de CV	695,234
109,000	Grupo Continental SA	236,954
57,500	Grupo Industrial Maseca SAB de CV - Series B	47,791
32,600	Grupo Industrial Saltillo SAB de CV	54,190
22,817	Grupo Iusacell SA de CV(b)	272,894
4,500	Grupo Mexicano de Desarrollo SAB de CV	14,961
138,400	Industrias CH SAB de CV - Series B(b)	524,025
784,800	TV Azteca SAB de CV	438,476
121,015	Vitro SAB de CV - Series A	212,448

		7,066,690

NETHERLANDS — 1.0%
21,296	Aalberts Industries NV	372,545
936	Accell Group	31,776
1,946	Arcadis NV	119,373
11,552	ASM International NV	221,254
2,250	Beter BED Holding NV	45,736
15,018	Boskalis Westminster	817,706
4,451	Brunel International	101,154
29,395	Corporate Express	170,566
7,501	Crucell NV(b)	108,732
3,083	Crucell NV ADR (b)	44,241
3,048	Draka Holding	81,703
1,590	Eriks Group NV - CVA	101,235
3,556	Exact Holding NV	149,033
903	Gamma Holding NV	62,235
2,168	Grolsch NV - CVA	155,691
2,624	Grontmij NV	78,888
152,816	Hagemeyer NV	1,070,605
4,045	Heijmans NV - CVA	143,304
1,208	Hunter Douglas NV	78,484

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
NETHERLANDS (continued)
16,275	Imtech NV	$334,450
2,592	Innoconcepts	50,268
5,700	Jetix Europe NV	159,484
1,128	KAS Bank NV - CVA	36,514
12,400	Koninklijke BAM Groep NV	234,537
6,156	Koninklijke Vopak NV	313,249
2,805	Macintosh Retail Group NV	69,451
5,819	Nutreco Holding NV	375,166
18,340	OCE NV	368,824
13,584	OPG Groep NV - CVA	356,692
3,476	Ordina NV	50,950
14,105	Pharming Group NV(b)	24,621
29,050	Qiagen NV(b)	587,682
6,716	Sligro Food Group NV	264,644
1,412	Smit International NV	117,869
5,233	Telegraaf Media Groep NV	190,309
2,140	Ten Cate NV	60,893
4,932	TKH Group NV	99,405
2,829	Unit 4 Agresso NV	66,524
9,156	USG People NV	191,897

		7,907,690

NEW ZEALAND — 0.1%
955	Allied Medical Ltd.(b)(c)	0
34,000	AMP NZ Office Trust	30,399
37,800	Fisher & Paykel Appliances Holdings Ltd.	83,818
29,436	Infratil Ltd.	59,283
6,300	Mainfreight Ltd.	29,722
22,940	New Zealand Refining Co. Ltd. (The)	135,167
17,235	Nuplex Industries Ltd.	77,334
32,871	PGG Wrightson Ltd.	54,196
23,220	Port of Tauranga Ltd.	113,923
76,230	Ryman Healthcare Ltd.	111,859
15,128	Sanford Ltd.	47,278
41,102	Sky City Entertainment Group Ltd.	142,572
16,969	Steel & Tube Holdings Ltd.	51,767
16,541	Tenon Ltd.(b)	17,556
25,880	Tower Ltd.	44,212
34,146	Warehouse Group Ltd. (The)	153,219

		1,152,305

NORWAY — 0.4%
31,000	Acta Holding ASA	123,477
7,600	Aktiv Kapital ASA(b)	108,584
4,500	Bonheur ASA	181,804
3,200	Camillo Eitzen & Co. ASA(b)	33,787
136,848	DNO ASA(b)	178,533
5,000	DOF ASA	49,167
13,800	EDB Business Partner ASA	92,523
5,500	Ekornes ASA	95,333
5,000	Eltek ASA(b)	25,873
10,000	Ementor ASA(b)	69,352
3,400	Farstad Shipping A/S	81,323

Shares		Value
NORWAY (continued)
6,500	Ganger Rolf ASA	$242,067
1,500	Kongsberg Gruppen ASA	100,724
4,300	Leroy Seafood Group ASA	78,573
3,000	Norwegian Air Shuttle AS(b)	78,446
37,000	Ocean RIG ASA(b)	254,369
3,050	Odfjell ASA - Class A	45,399
5,000	Rieber & Son ASA	46,028
12,200	Sevan Marine ASA(b)	138,594
3,800	Solstad Offshore ASA	96,475
7,000	Sparebanken Midt-Norge	86,120
4,600	Tandberg ASA	80,180
20,800	TGS Nopec Geophysical Co. ASA(b)	253,998
24,200	Tomra Systems ASA	145,092
15,000	Veidekke ASA	133,726
1,600	Wilh Wilhelmsen ASA - Class A	58,854

		2,878,401

PHILIPPINES — 0.1%
1,120,000	Aboitiz Equity Ventures, Inc.	186,639
4,600	China Banking Corp.	69,671
80,000	Filinvest Development Corp.	9,013
2,159,375	Filinvest Land, Inc.(b)	62,699
88,100	First Philippine Holdings Corp.	113,214
155,000	Jollibee Foods Corp.	189,519
1,591,696	Megaworld Corp.	112,065
538,000	Petron Corp.	73,409
66,200	Philippine National Bank(b)	63,926
3,700	Philippine Stock Exchange, Inc.	72,707
150,900	Robinsons Land Corp.	52,218
26,700	Security Bank Corp.	44,864
273,815	Universal Robina Corp.	89,346

		1,139,290

POLAND — 0.5%
7,596	Agora SA	149,582
14,296	Alchemia SA(b)	65,517
7,270	Apator SA	60,467
5,329	Asseco Poland SA	149,338
6,112	Budimex SA(b)	219,445
6,279	Cersanit-Krasnystaw SA(b)	77,679
4,164	Debica	156,593
112,000	Echo Investment SA(b)	304,613
526	Elektrobudowa SA	44,235
32,056	Eurocash SA	138,960
21,032	Fabryka Kotlow Rafako SA(b)	76,901
6,186	Farmacol SA(b)	81,087
363,944	Firma Chemiczna Dwory SA(b)	175,188
4,706	Grupa Kety SA	245,627
6,544	Grupa Lotos SA	105,704
45,450	Impexmetal SA	119,573
4,255	Koelner SA(b)	59,030
18,366	Kredyt Bank SA	158,482
350	LPP SA(b)	302,113
5,176	Mondi Packaging Paper Swiecie SA	125,336

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
POLAND (continued)
8,958	Mostalzab(b)	$27,917
90,939	Netia SA(b)	154,369
3,805	NG2 SA	76,580
2,824	Opoczno SA(b)	46,252
10,774	Orbis SA	254,854
1,308	PBG SA(b)	157,587
16,684	Pfleiderer Grajewo SA	286,661
23,704	Polimex Mostostal SA	73,847
3,298	Polska Grupa Farmaceutyczna SA	116,515
20,836	Polski Koncern Miesny Duda SA(b)	54,100
5,792	Prokom Software SA	284,837
2,288	Sygnity SA	34,620
7,830	Vistula & Wolczanka SA(b)	32,557
2,268	Zaklady Tluszczowe Kruszwica	43,823

		4,459,989

PORTUGAL — 0.1%
7,786	Corticeira Amorim SA	19,145
18,043	Finibanco Holding SGPS SA	93,165
8,032	Impresa SGPS(b)	17,647
31,000	Jeronimo Martins SGPS SA	254,388
19,947	Mota Engil SGPS SA	124,924
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	56,956
13,909	Semapa - Sociedade de Investimento e Gestao	162,961
14,400	Sonae Industria SGPS SA(b)	98,450
26,370	SONAECOM - SGPS SA(b)	90,895
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	79,278

		997,809

SINGAPORE — 0.4%
53,000	Allco Commercial Real Estate Investment Trust	25,266
67,000	Allgreen Properties Ltd.	53,465
100,000	Ascott Group Ltd. (The)	123,399
7,400	Bonvests Holdings Ltd.	5,312
6,000	Bukit Sembawang Estates Ltd.	39,579
85,000	Cambridge Industrial Trust	38,426
48,000	Cdl Hospitality Trusts	71,534
11,000	Cerebos Pacific Ltd.	32,929
100,000	Chartered Semiconductor Manufacturing Ltd.(b)	54,913
177,000	Chuan Hup Holdings Ltd.	42,077
15,550	Creative Technology Ltd.	60,425
35,000	Datacraft Asia Ltd.	37,450
20,000	Delong Holdings Ltd.	18,999
25,000	Ezra Holdings Ltd.	41,171
27,000	Goodpack Ltd.	31,188
11,832	Hartford Education Corp. Ltd.	1,586
99,000	Hi-P International Ltd.	29,269
29,000	Ho Bee Investment Ltd.	24,199
63,000	Hong Leong Asia Ltd.	135,217
24,000	Hotel Plaza Ltd.	29,768

Shares		Value
SINGAPORE (continued)
54,000	Hotel Properties Ltd.	$126,540
56,000	Hwa Hong Corp. Ltd.	24,711
27,000	Hyflux Ltd.	56,138
28,000	IDT Holdings Singapore Ltd.	10,078
73,000	Jaya Holdings Ltd.	82,822
92,950	Jurong Technologies Industrial Corp. Ltd.	24,564
257,000	K1 Ventures Ltd.(b)	33,022
25,000	Keppel Telecommunications & Transportation Ltd.	90,317
63,000	Kim Eng Holdings Ltd.	85,593
31,429	Lafe Technology Ltd.	3,433
20,000	Macquarie MEAG Prime REIT	14,975
73,000	Mapletree Logistics Trust	48,083
85,000	Metro Holdings Ltd.	48,396
36,000	MobileOne Ltd.	48,165
32,000	NatSteel Ltd.	32,882
29,000	Orchard Parade Holdings Ltd.(b)	22,115
69,600	OSIM International Ltd.	22,820
53,400	Parkway Holdings Ltd.	135,671
70,000	Raffles Education Corp. Ltd.	117,253
11,000	Robinson & Co. Ltd.	52,928
43,000	SBS Transit Ltd.	74,643
12,142	SC Global Developments Ltd.	15,509
61,000	Singapore Food Industries Ltd.	32,553
102,000	Singapore Post Ltd.	78,362
95,000	SMRT Corp. Ltd.	115,786
59,000	Straits Trading Co. Ltd.	273,747
30,000	Tat Hong Holdings Ltd.	59,359
59,375	Unisteel Technology Ltd.	52,104
18,000	United Engineers Ltd.	44,714
94,000	UOB-Kay Hian Holdings Ltd.	125,297
20,000	WBL Corp. Ltd.	58,885
43,000	Wheelock Properties S Ltd.	56,235

		2,963,872

SOUTH AFRICA — 0.6%
8,486	Adcorp Holdings Ltd.	39,758
32,497	Aeci Ltd.	281,658
19,645	Afgri Ltd.	18,599
78,770	African Bank Investments Ltd.	29,682
43,741	African Oxygen Ltd.	160,154
21,133	Allied Technologies Ltd.	151,086
18,232	Argent Industrial Ltd.	38,161
3,888	Aspen Pharmacare Holdings Ltd.(b)	16,696
10,760	Astral Foods Ltd.	170,640
89,783	AVI Ltd.	195,097
57,968	Caxton and CTP Publishers and Printers Ltd.	105,065
2,787	Ceramic Industries Ltd.	54,378
9,135	City Lodge Hotels Ltd.	87,127
26,710	DataTec Ltd.	101,928
10,064	Distell Group Ltd.	70,118

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
17,471	Distribution and Warehousing Network Ltd.(b)	$32,885
66,781	Enaleni Pharmaceuticals Ltd.(b)	30,597
9,724	Foschini Ltd.	52,092
35,515	Gold Reef Resorts Ltd.	134,118
76,830	Grindrod Ltd.	206,836
9,008	Group Five Ltd.	55,410
4,521	Highveld Steel and Vanadium Corp. Ltd.	62,403
13,781	Hulamin Ltd.	30,634
37,047	Iliad Africa Ltd.(b)	60,157
52,630	Illovo Sugar Ltd.	168,361
26,384	Johnnic Communications Ltd.	146,215
12,111	Lewis Group Ltd.	67,234
56,665	Medi-Clinic Corp. Ltd.	156,739
206,251	Merafe Resources Ltd.(b)	50,845
39,498	Metorex Ltd.(b)	101,706
160,419	Metropolitan Holdings Ltd.	292,017
25,000	Mr. Price Group Ltd.	64,006
17,663	Nampak Ltd.	42,412
5,308	Naspers Ltd. - Class N	9,914
40,025	New Clicks Holdings Ltd.	72,428
50,815	Northam Platinum Ltd.	302,821
3,725	Palabora Mining Co. Ltd.(b)	43,601
29,397	Peregrine Holdings Ltd.	63,589
12,814	PSG Group Ltd.	33,596
20,521	Reunert Ltd.	170,512
69,385	SA Corporate Real Estate Fund	31,693
14,703	Scharrig Mining Ltd.	39,279
93,876	Shoprite Holdings Ltd.	446,205
7,714	Spar Group Ltd. (The)	51,245
19,861	Sun International Ltd.	318,753
58,372	Super Group Ltd.	65,523
3,000	Tiger Automotive Ltd.(b)	6,703
3,000	Tiger Wheels Ltd.(b)	2,931
13,161	Tongaat-Hulett	131,732
24,146	Trencor Ltd.	82,185
22,078	Truworths International Ltd.	78,341
9,523	Wilson Bayly Holmes-Ovcon Ltd.	155,185

		5,381,050

SOUTH KOREA — 0.8%
2,887	Bukwang Pharmaceutical Co. Ltd.	111,103
460	Cheil Communications, Inc.	113,639
3,645	Cheil Industries, Inc.(b)	147,131
4,980	Daeduck Electronics Co.(b)	25,225
17,260	Daegu Bank	252,058
1,000	Daekyo Co. Ltd.	85,722
2,900	Daewoo Motor Sales Corp.(b)	96,941
6,570	Daishin Securities Co. Ltd.	167,719
625	Dong-A Pharmaceutical Co. Ltd.(b)	66,033
2,386	Dongbu HiTek Co. Ltd.(b)	17,940
1,740	Dongbu Insurance Co. Ltd.	70,526

Shares		Value
SOUTH KOREA (continued)
3,142	Dongkuk Steel Mill Co. Ltd.	$128,630
8,200	Doosan Construction & Engineering Co. Ltd.(b)	101,500
8,870	Halla Climate Control(b)	75,894
720	Hanil Cement Co. Ltd.(b)	76,375
1,420	Hanjin Heavy Ind. & Const. Holdings Co. Ltd.(b)	41,088
3,200	Hanjin Heavy Industries & Construction Co. Ltd.(b)	140,015
960	Hankuk Glass Industries, Inc.(b)	30,912
833	Hanmi Pharm Co. Ltd.(b)	130,132
4,500	Hansol Paper Co.(b)	57,684
7,080	Hanwha Chem Corp.(b)	110,475
5,940	Hotel Shilla Co. Ltd.(b)	169,195
3,380	Hyosung Corp.(b)	193,078
15,220	Hyundai Autonet Co. Ltd.(b)	93,486
1,660	Hyundai Department Store Co. Ltd.(b)	159,809
790	Hyundai Elevator Co. Ltd.(b)	94,804
6,580	Hyundai Hysco	62,388
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	190,099
5,001	Hyundai Securities Co.	87,299
2,080	Korea Investment Holdings Co. Ltd.	109,999
2,220	Korea Kumho Petrochemical Co.(b)	93,558
970	Korea Zinc Co. Ltd.(b)	112,396
9,149	Korean Reinsurance Co.	106,985
7,730	KP Chemical Corp.(b)	54,493
3,940	Kumho Industrial Co. Ltd.(b)	143,584
4,400	LG Dacom Corp.	89,014
3,130	LG Fashion Corp.(b)	93,657
651	LG Household & Health Care Ltd.	116,407
4,149	LG International Corp.	68,046
1,050	LG Life Sciences Ltd.(b)	67,863
6,640	LIG Non-Life Insurance Co. Ltd.	141,114
80	Lotte Chilsung Beverage Co. Ltd.(b)	92,762
100	Lotte Confectionary Co. Ltd.(b)	159,564
6,810	Lotte Midopa Co. Ltd.(b)	80,913
1,035	LS Cable Ltd.	79,688
2,270	LS Industrial Systems Co. Ltd.	122,351
90	Namyang Dairy Products Co. Ltd.(b)	78,008
310	Orion Corp.(b)	76,791
3,310	Poongsan Corp.(b)	58,310
14,880	Pusan Bank	204,443
480	Samchully Co. Ltd.(b)	102,590
2,470	Samsung Fine Chemicals Co. Ltd.	127,121
1,010	Samyang Corp.(b)	51,576
890	Sindo Ricoh Co. Ltd.	56,382
26,950	SK Securities Co. Ltd.	92,601
4,200	SKC Co. Ltd.(b)	87,301

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
3,995	Ssangyong Cement Industrial Co. Ltd.(b)	$60,275
10,290	Ssangyong Motor Co.(b)	55,566
2,230	Sungshin Cement Co. Ltd.(b)	32,849
70	Taekwang Industrial Co. Ltd.	76,790
4,070	Taihan Electric Wire Co. Ltd.(b)	165,432
9,280	Tong Yang Investment Bank	169,219
1,220	Union Steel(b)	27,030
4,740	Woongjin Coway Co. Ltd.(b)	160,014
960	Yuhan Corp.(b)	193,118

		6,704,710

SPAIN — 0.5%
8,280	Abengoa SA	263,220
924	Adolfo Dominguez	27,030
3,200	Amper SA	54,466
14,572	Avanzit SA(b)	58,279
340	Banco de Andalucia SA	29,648
14,306	Banco Guipuzcoano SA	214,112
920	Baron de Ley(b)	63,956
4,853	Campofrio Alimentacion SA(b)	61,252
176	Construcciones y Auxiliar de Ferrocarriles SA	66,425
2,521	Corp. Dermoestetica(b)	25,674
7,290	Duro Felguera SA	80,993
12,470	Ebro Puleva SA	223,602
2,895	Electrificaciones del Norte	137,530
33,868	Ercros SA(b)	12,715
12,852	FAES FARMA SA	142,533
9,027	Grupo Catalana Occidente SA	270,188
14,650	Grupo Empresarial Ence SA	129,613
1,200	Iberpapel Gestion SA	25,958
6,761	Indra Sistemas SA	174,480
107,992	La Seda de Barcelona SA - Class B	215,751
2,218	Mecalux SA(b)	68,024
1,142	Miquel y Costas	25,597
44,377	Natraceutical SA(b)	55,175
7,359	NH Hoteles SA(b)	106,215
9,697	Obrascon Huarte Lain SA	309,638
4,744	Papeles y Cartones de Europa SA	37,986
697	Pescanova SA	37,337
5,465	Prosegur Cia de Seguridad SA	194,172
18,132	Service Point Solutions SA	60,538
11,627	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola (Sniace)(b)	41,932
12,812	SOS Cuetara SA	264,964
10,058	Tavex Algodonera SA(b)	23,449
22,221	Tubacex SA	191,263
1,466	Unipapel SA	33,659
1,457	Vertice Trescientos(b)	3,358
4,040	Vidrala SA	112,774
10,207	Viscofan SA	214,555
38,050	Zeltia SA	272,235

Shares		Value
SPAIN (continued)
		$4,330,296

SWEDEN — 0.6%
4,200	Active Biotech AB(b)	35,493
2,200	Addtech AB	41,646
4,250	Axfood AB	162,515
5,000	Axis Communications AB	88,830
1,600	B&B Tools AB - Class B	34,768
5,200	Bilia AB - Class A	76,260
4,900	Cardo AB	123,675
2,600	Catena AB	43,234
13,800	Cision AB(b)	34,091
4,550	Clas Ohlson AB - Class B	82,135
7,100	Concordia Maritime AB - Class B	28,299
9,800	D Carnegie AB	142,381
19,800	Elekta AB - Class B	324,973
65,000	Enea AB(b)	20,817
6,400	Eniro AB	53,210
10,800	Gunnebo AB	97,342
5,800	Haldex AB	81,299
8,295	Hexagon AB	148,548
8,000	HIQ International AB	39,464
5,500	Hoganas AB - Class B	104,976
13,000	IBS AB - Class B(b)	27,028
39,000	Industrial & Financial Systems - Class B(b)	35,053
10,200	Intrum Justitia AB	163,327
27,734	JM AB	528,152
8,700	Micronic Laser Systems AB(b)	38,860
11,250	Munters AB	120,808
5,000	NCC AB - Class B	109,134
7,500	Nibe Industrier AB - Class B	75,387
21,900	Nobia AB	154,685
18,400	OMX AB	764,708
18,800	Peab AB	175,701
9,400	Peab Industri AB(b)	67,960
10,400	Q-Med AB	107,178
4,400	RNB Retail and Brands AB	22,653
5,200	SkiStar AB	74,104
6,500	Sweco AB	55,985
9,800	Teleca AB - Class B(b)	18,278
59,000	Telelogic AB(b)	172,241
18,600	Trelleborg AB - Class B	339,950
7,500	Wallenstam Byggnads AB - Class B	132,444

		4,947,592

SWITZERLAND — 1.1%
275	Affichage Holding AG	63,351
261	AFG Arbonia-Forster Holding	87,040
778	Allreal Holding AG	95,518
934	Also Holding AG	45,669
5,613	Ascom Holding AG(b)	56,755
176	Bachem Holding AG - Class B	14,229
1,313	Bank Coop AG	96,425

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
SWITZERLAND (continued)
60	Bank Sarasin & Compagnie AG - Class B	$249,890
527	Banque Cantonale Vaudoise	225,567
6	Banque Privee Edmond de Rothschild SA	211,445
306	Barry Callebaut AG(b)	240,147
58	Belimo Holding AG	52,228
966	Bellevue Group AG	68,249
1,259	Berner Kantonalbank	256,286
1,600	Bobst Group AG	93,629
1,432	Bucher Industries AG	322,026
2,250	Charles Voegele Holding AG - Class A(b)	161,105
35	Conzzeta Holding AG	68,566
1,600	Daetwyler Holding AG	93,931
809	Emmi AG	105,598
1,783	EMS-Chemie Holding AG	243,969
373	Energiedienst Holding AG(b)	211,917
532	Flughafen Zuerich AG	188,603
331	Forbo Holding AG(b)	209,338
570	Galenica AG	194,513
641	Georg Fischer AG(b)	280,784
96	Gurit Holding AG	68,748
732	Helvetia Holdings AG	264,644
84	Hiestand Holding AG	217,809
216	Intershop Holdings	62,884
60	Jelmoli Holding AG	133,673
483	Kaba Holding AG - Class B	143,683
200	Komax Holding AG(b)	26,346
10,619	Kudelski SA	175,974
684	Kuoni Reisen Holding	310,989
800	Luzerner Kantonalbank	193,216
250	Medisize Holding AG	17,210
4,780	Micronas Semiconductor Holding(b)	34,530
333	Orell Fuessli Holding AG	62,602
124	Phoenix Mecano AG	53,627
390	PubliGroupe SA	104,821
915	Rieter Holding AG	331,585
154	Romande Energie Holding SA	317,751
730	Schulthess Group	91,073
200	Schweiter Technologies AG	60,380
432	Schweizerhall Holding AG	64,298
151	Schweizerishe National- Versicherungs-Gesellsschaft	110,582
2,187	SEZ Holding AG	76,077
130	Sia Abrasives Holding AG	46,655
436	Siegfried Holding AG	63,565
120	Societa Elettrica Sopracener SA	31,726
461	St Galler Kantonalbank(b)	208,276
38,012	Swisslog Holding AG(b)	43,430
1,620	Swissquote Group Holding SA	78,718
424	Tamedia AG	52,667
2,779	Tecan Group AG	139,359
5,714	Temenos Group AG(b)	134,763
300	Valartis Group AG	17,817

Shares		Value
SWITZERLAND (continued)
4,161	Valiant Holding	$708,464
541	Valora Holding AG	125,914
20,015	Von Roll Holding AG(b)	158,721
3,263	Vontobel Holding AG	129,857
390	WMH Walter Meier AG - Class A	71,137
60	Zehnder Group AG	74,871
20	Zuger Kantonalbank AG	68,415

		9,013,635

TAIWAN — 0.7%
70,000	Accton Technology Corp.(b)	25,014
36,182	Altek Corp.	44,623
44,000	Ambassador Hotel (The)	54,519
135,000	Arima Computer Corp.(b)	20,033
57,000	Bank of Kaohsiung	25,193
21,030	Basso Industry Corp.	25,542
259,350	BES Engineering Corp.(b)	63,292
189,000	Cathay Real Estate Development Co. Ltd.	118,294
121,000	Cheng Loong Corp.	39,614
25,331	Cheng Uei Precision Industry Co. Ltd.	46,590
97,000	Chia Hsin Cement Corp(b)	61,880
49,549	Chicony Electronics Co. Ltd.	67,726
92,000	China Life Insurance Co.(b)	59,811
217,505	China Manmade Fibers(b)	68,176
34,866	China Metal Products	49,546
171,000	China Petrochemical Development Corp.(b)	65,172
28,680	China Steel Chemical Corp.	63,898
59,000	Chin-Poon Industrial Co.	44,945
86,913	Chun Yuan Steel	32,450
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	35,870
55,000	Chung HWA Pulp Corp.	27,645
343,000	CMC Magnetics Corp.(b)	97,996
111,000	Compeq Manufacturing Co.	31,886
81,689	Continental Engineering Corp.	43,547
92,400	Cosmos Bank Taiwan(b)	8,159
76,915	CTCI Corp.	51,102
31,200	CyberTAN Technology, Inc.	35,673
69,115	D-Link Corp.(c)	80,910
136,000	Eastern Media International	39,199
23,855	Elite Semiconductor Memory Technology, Inc.	35,691
62,220	Elitegroup Computer Systems(b)	20,048
82,667	Eternal Chemical Co. Ltd.	82,598
99,000	Evergreen International Storage & Transport Corp.	55,004
19,867	Everlight Electronics Co. Ltd.	57,541
91,990	Far Eastern Department Stores Co. Ltd.	129,453
114,014	Far Eastern International Bank(b)	35,546

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
TAIWAN (continued)
44,000	Feng Hsin Iron & Steel Co.	$68,536
42,599	Feng TAY Enterprise Co. Ltd.	28,876
6,678	Formosa International Hotels Corp.	73,504
26,000	Giant Manufacturing Co. Ltd.	53,048
94,500	Gigabyte Technology Co. Ltd.	51,543
174,819	Goldsun Development & Construction Co. Ltd.	87,551
51,761	Greatek Electonics, Inc.	55,903
12,000	Highwealth Construction Corp.	10,812
37,370	Hung Poo Real Estate Development Corp.	45,568
69,000	Hung Sheng Construction Co. Ltd.	47,622
34,649	Ichia Technologies, Inc.	21,758
19,404	Johnson Health Tech Co. Ltd.	30,849
70,447	Kenda Rubber Industrial Co. Ltd.(b)	45,123
117,589	King Yuan Electronics Co. Ltd.	49,911
141,185	King’s Town Bank(b)	39,262
239,552	Kinpo Electronics, Inc.	75,825
118,807	Lien Hwa Industrial Corp.	68,086
75,000	Long Bon Development Co. Ltd.	39,089
17,849	Merry Electronics Co. Ltd.	41,077
132,068	Micro-Star International Co. Ltd.	97,594
12,342	Nan Kang Rubber Tire Co. Ltd.	17,364
48,000	Nien Hsing Textile Co. Ltd.	28,261
49,000	Optimax Technology Corp.(b)	12,167
87,360	Opto Technology Corp.(b)(c)	68,321
61,249	Oriental Union Chemical Corp.	49,286
34,828	Pan-International Industrial	49,388
48,136	Phoenix Precision Technology Corp.	27,514
44,000	Phoenixtec Power Co. Ltd.	67,410
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	44,853
173,812	Prince Housing Development Corp.	86,245
121,000	Prodisc Technology, Inc.(b)	16,658
120,000	Ritek Corp.(b)	24,803
99,000	Ruentex Industries Ltd.	80,521
142,497	Sampo Corp.(b)	29,819
90,000	Sanyang Industrial Co. Ltd.	52,564
37,000	Sheng Yu Steel Co. Ltd.	32,366
53,000	Shihlin Electric & Engineering Corp.	55,715
32,000	Shihlin Paper Corp.(b)	38,506
192,425	Shinkong Synthetic Fibers Corp.(b)	61,493
205,869	Silicon Integrated Systems Corp.	60,012
44,400	Sincere Navigation Corp.	79,437
90,726	Sintek Photronic Corp.(b)	20,147
24,559	Sinyi Realty Co.	69,838
23,831	Springsoft, Inc.	22,717

Shares		Value
TAIWAN (continued)
23,000	Sunplus Technology Co. Ltd.	$24,817
38,863	Systex Corp.	35,282
63,290	TA Chen Stainless Pipe Co. Ltd.	75,098
249,000	Ta Chong Bank Co. Ltd.(b)	74,944
163,114	Taichung Commercial Bank(b)	68,183
169,000	Tainan Spinning Co. Ltd.	82,860
62,557	Taiwan Life Insurance Co. Ltd.	98,118
71,544	Taiwan Navigation Co. Ltd.	109,516
38,117	Taiwan Secom Co. Ltd.	60,986
45,450	Taiwan Sogo Shin Kong Security Co. Ltd.	41,388
77,168	Taiwan Styrene Monomer Corp.	29,330
312,000	Teco Electric and Machinery Co. Ltd.	143,696
60,965	Test-Rite International Co.	37,860
152,000	Ton Yi Industrial Corp.	60,555
31,930	Tong Yang Industry Co. Ltd.	26,551
28,280	Tsann Kuen Enterprise Co. Ltd.(b)	35,479
84,135	TSRC Corp.	95,739
67,100	Tung Ho Steel Enterprise Corp.	97,015
131,000	Union Bank of Taiwan(b)	26,443
108,866	Universal Scientific Industrial Co. Ltd.	51,273
111,000	USI Corp.	57,388
55,830	Walsin Technology Corp.	33,104
154,020	Waterland Financial Holdings	55,496
117,597	Ya Hsin Industrial Co. Ltd.(b)(c)	0
222,000	Yageo Corp.	62,058
236,069	Yieh Phui Enterprise Co. Ltd.	84,145
248,277	Yuen Foong Yu Paper Manufacturing Co. Ltd.	92,883
71,000	Yungtay Engineering Co. Ltd.	51,202
29,967	Zyxel Communications Corp.	28,634

		5,711,171

THAILAND — 0.2%
108,700	Amata Corp. Public Co. Ltd.	48,399
344,900	Asian Property Development Public Co. Ltd.	56,413
58,400	Bangkok Expressway Public Co. Ltd.	37,677
8,600	Bangkok Insurance Public Co. Ltd.	72,416
1,200,000	Bangkok Land Public Co. Ltd.(b)	25,948
226,800	CalComp Electronics Public Co. Ltd.	41,218
226,100	Central Plaza Hotel Public Co. Ltd.	38,009
190,700	CH. Karnchang Public Co. Ltd.	43,610
81,800	Delta Electronics Thai Public Co. Ltd.	53,517
84,200	Hana Microelectronics Public Co. Ltd.	48,457

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
THAILAND (continued)
1,785,800	Hemaraj Land and Development Public Co. Ltd.	$67,613
329,224	Home Product Center Public Co. Ltd.	45,073
63,100	ICC International Public Co. Ltd.	80,273
309,300	Italian-Thai Development Public Co. Ltd.(b)	75,969
81,200	Kiatnakin Bank Public Co. Ltd.	71,325
75,500	Kim Eng Securities Public Co. Ltd.	50,768
116,800	Major Cineplex Group Public Co. Ltd.	60,142
28,700	MBK Public Co. Ltd.	59,547
39,400	Padaeng Industry Public Co. Ltd.	38,957
92,700	Regional Container Lines Public Co. Ltd.	70,195
153,900	Robinson Department Store Public Co. Ltd.	50,811
115,300	Rojana Industrial Park Public Co. Ltd.	52,735
36,000	Saha-Union Public Co. Ltd.	19,846
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.	49,724
126,700	Shin Satellite Public Co. Ltd.(b)	33,579
19,300	Siam Makro Public Co. Ltd.	54,951
177,400	Sino Thai Engineering & Construction Public Co. Ltd.(b)	29,016
143,800	Thai Plastic & Chemical Public Co. Ltd.	83,627
18,200	Thai Stanley Electric Public Co. Ltd.	78,280
74,700	Thai Union Frozen Products Public Co. Ltd.	45,378
244,900	Thanachart Capital Public Co. Ltd.	105,333
89,300	Ticon Industrial Connection Public Co. Ltd.	51,392
77,800	Tisco Bank Public Co. Ltd.	66,777
256,900	Vinythai Public Co. Ltd.	53,691

		1,860,666

TURKEY — 0.3%
13,294	Acibadem Saglik Hizmetleri ve Ticaret AS	95,564
13,070	Akcansa Cimento AS	67,851
5,197	Akenerji Elektrik Uretim AS(b)	43,955
21,553	Aksa Akrilik Kimya Sanayii	35,260
25,122	Aksigorta AS	105,897
28,524	Alarko Holding AS	67,422
34,879	Anadolu Cam Sanayii AS	85,035
18,167	Anadolu Hayat Emeklilik AS	57,844
42,579	Anadolu Sigorta	51,542
31,185	Aygaz AS	106,747
5,750	Bati Cimento	47,323
21,743	Beko Elektonik(b)	19,247

Shares		Value
TURKEY (continued)
34,153	Bolu Cimento Sanayii AS	$49,661
514	Brisa Bridgestone Sabanci	30,406
11,254	Bursa Cimento	96,409
4,298	Celebi Hava Servisi	29,227
12,995	Cimsa Cimento Sanayi ve Ticaret AS	76,481
10,444	Deva Holding AS(b)	154,488
12,000	Dogus Otomotiv Servis ve Ticaret AS	63,813
15,076	Eczacibasi Ilac Sanayi(b)	52,140
40,281	Global Yatirim Holding AS(b)	49,318
42,097	Hurriyet Gazetecilik AS(b)	114,616
60,066	Ihlas Holding(b)	41,264
47,545	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(b)	61,895
428	Kartonsan Karton Sanayi	20,164
842	Konya Cimento Sanayii AS	30,207
13,000	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS(b)	25,839
12,090	Mardin Cimento Sanayii	58,874
1	Migros Turk TAS	14
5,026	Otokar Otobus Karoseri Sanayi AS	82,262
7,882	Pinar SUT Mamulleri Sanayii	42,777
18,260	TAT Konserve(b)	39,142
52,103	Tekstil Bankasi AS(b)	55,192
0	Tofas Turk Otomobil Fabrikasi AS	1
91,479	Trakya Cam Sanayi AS	178,369
8,954	Turk Demir Dokum Fabrikalari(b)	69,528
33,902	Turk Ekonomi Bankasi AS(b)	65,822
70,438	Turk Sise ve Cam Fabrikalari AS	101,661
33,757	Ulker Gida Sanayi ve Ticaret AS	112,049
42,641	Vestel Elektonik Sanayi(b)	70,290
15,401	Yapi Kredi Finansal Kiralama AO	47,757
9,284	Yapi Kredi Sigorta AS	64,185
12,270	Zorlu Enerji Elektrik Uretim AS(b)	38,692

		2,706,230

UNITED KINGDOM — 5.8%
13,494	A & J Mucklow Group Plc	89,297
41,497	Abbot Group Plc .	318,158
51,259	Aberdeen Asset Management Plc	146,729
10,925	Acambis Plc(b)	24,612
19,217	AEA Technology Plc(b)	33,394
34,864	Aga Foodservice Group Plc	226,841
63,284	Aggreko Plc	676,597
23,058	Alfred McAlpine Plc	230,378
23,178	Alizyme Plc(b)	18,139
97,988	Amlin Plc	524,863

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
16,793	Anglo Pacific Group Plc	$56,347
56,872	Anite Group Plc	44,943
12,400	Arawak Energy Corp.(b)	29,269
57,224	Arena Leisure Plc	50,855
13,785	Ark Therapeutics Group Plc(b)	20,430
101,827	ARM Holdings Plc	238,299
2,577	Arriva Plc	37,976
87,704	Ashtead Group Plc	139,253
23,379	Atkins (WS) Plc	501,141
29,729	Autonomy Corp. Plc(b)	543,319
10,641	Aveva Group Plc	211,846
76,299	Avis Europe Plc(b)	55,338
7,640	Axis-Shield Plc(b)	36,576
6,293	Axon Group Plc	59,968
47,470	Babcock International Group Plc	528,646
58,482	Balfour Beatty Plc	498,267
2,496	Barr (A.G.) Plc	58,763
55,776	BBA Aviation Plc	207,421
74,168	Beazley Group Plc	250,386
16,589	Bellway Plc	264,273
19,374	Benfield Group Ltd	104,016
6,704	Blacks Leisure Group Plc	16,036
20,140	Blinkx Plc(b)	8,147
11,301	Bloomsbury Publishing Plc	35,695
73,858	Bodycote International Plc	260,568
28,105	Bovis Homes Group Plc	341,977
8,349	BPP Holdings Plc	94,054
33,807	Brewin Dolphin Holdings Plc	97,272
68,641	Brit Insurance Holdings Plc	310,815
17,076	Britvic Plc	105,389
32,163	Brixton Plc	225,379
27,256	BSS Group Plc	190,493
20,638	BTG Plc(b)	37,854
23,742	Burren Energy Plc	580,882
4,396	Business Post Group Plc	26,771
20,763	Capital & Regional Plc	193,427
8,149	Care U.K. Plc	71,472
62,577	Carillion Plc	395,766
8,224	Carpetright Plc	129,686
20,799	Centaur Media Plc	29,854
7,437	Charles Stanley Group Plc	37,140
5,241	Charles Taylor Consulting Plc	31,577
34,206	Charter Plc(b)	476,562
4,667	Chemring Group Plc	201,014
41,484	Chime Communications Plc	25,240
38,662	Chloride Group Plc	130,383
4,522	Chrysalis Group Plc	9,937
2,754	Clarkson Plc	48,380
27,959	Clinton Cards Plc	31,400
13,067	CLS Holdings Plc(b)	95,057
38,584	Collins Stewart Plc	106,896
55,637	Colt Telecom Group SA(b)	165,368
27,294	Communisis Plc	35,359
13,614	Computacenter Plc	45,182
4,293	Consort Medical Plc	45,071

Shares		Value
UNITED KINGDOM (continued)
45,221	Cookson Group Plc	$502,114
5,973	Corin Group Plc	55,068
121,107	Costain Group Plc(b)	56,288
7,117	Cranswick Plc	108,902
34,340	Croda International Plc	336,202
5,774	CSR Plc(b)	61,277
31,525	Dairy Crest Group Plc	338,899
17,930	Dana Petroleum Plc(b)	475,864
39,957	Davis Service Group Plc	404,760
37,787	De la Rue Plc	684,499
5,612	Dechra Pharmaceuticals Plc	38,435
21,260	Delta Plc	43,202
12,745	Detica Group Plc	54,737
7,284	Development Securities Plc	73,213
26,078	Devro Plc	43,951
9,766	Dicom Group Plc	28,805
6,246	Dignity Plc	92,049
291,916	Dimension Data Holdings Plc	299,251
17,115	Diploma Plc	58,846
17,282	Domino Printing Sciences Plc	95,356
119,309	DS Smith Plc	376,631
2,886	DTZ Holdings Plc	13,916
65,301	Electrocomponents Plc	250,480
107,465	Elementis Plc	132,919
29,182	Emap Plc	537,796
81,064	Ennstone Plc	48,519
103,824	Enodis Plc	294,573
114,662	Entertainment Rights Plc(b)	19,404
14,750	Erinaceous Group Plc	901
13,642	Euromoney Institutional Investor Plc	108,427
36,731	Evolution Group Plc	86,660
17,395	Expro International Group Plc	322,595
103,201	F&C Asset Management Plc	387,838
23,644	Fenner Plc	105,836
4,749	Fidessa Group Plc	67,458
11,172	Filtronic Plc(b)	36,113
18,220	Findel Plc	193,836
117,465	FKI Plc	119,364
13,270	Forth Ports Plc	544,741
312,657	Fortune Oil Plc(b)	43,833
13,215	Foseco Plc	71,764
8,125	French Connection Group Plc	18,872
4,872	Fuller Smith & Turner	53,349
58,668	Future Plc	41,071
145,122	Galiform Plc(b)	222,799
39,778	Galliford Try Plc	60,132
85,424	Game Group Plc	340,393
5,558	Games Workshop Group Plc	22,208
18,645	GCAP Media Plc	69,523
10,109	Go-Ahead Group Plc	438,256
41,729	Great Portland Estates Plc	403,839
28,000	Greene King Plc	418,332
2,569	Greggs Plc	225,559
39,341	Gyrus Group Plc(b)	492,467
4,286	Halfords Group Plc	24,729

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
108,988	Halma Plc	$450,077
12,319	Hampson Industries Plc	35,446
6,039	Hardy Underwriting Group Plc	30,604
25,455	Headlam Group Plc	208,177
16,582	Helical Bar Plc	128,256
21,037	Helphire Plc	132,854
148,870	Henderson Group Plc	312,551
20,611	Henry Boot Plc	60,903
14,285	Highway Insurance Holdings Plc	19,570
9,501	Hikma Pharmaceuticals Plc	88,802
10,970	Hill & Smith Holdings Plc	62,203
94,783	Hiscox Ltd.	523,088
100,708	HMV Group Plc	256,140
9,757	Holidaybreak Plc	118,605
17,525	Homeserve Plc	581,710
18,628	Hunting Plc	256,390
42,351	Huntsworth Plc	57,979
3,867	Hyder Consulting Plc	32,885
49,932	IG Group Holdings Plc	363,388
37,129	Imagination Technologies Group Plc(b)	73,017
9,638	IMI Plc	72,379
63,669	Inmarsat Plc	622,642
91,379	Innovation Group Plc(b)	56,476
8,799	Intermediate Capital Group Plc	251,108
26,823	Interserve Plc	223,656
28,289	Intertek Group Plc	495,850
8,797	ITE Group Plc	24,811
8,493	James Fisher & Sons Plc	92,541
31,692	Jardine Lloyd Thompson Group Plc	220,795
40,455	JJB Sports Plc	91,397
15,444	JKX Oil & Gas Plc	122,075
10,464	John Menzies Plc	112,341
82,832	John Wood Group Plc	629,769
9,692	Johnson Service Group Plc	5,328
2,387	Johnston Press Plc	11,806
10,924	Keller Group Plc	116,777
27,900	Kesa Electricals Plc	134,208
8,554	Kier Group Plc	199,617
58,092	Kiln Ltd.	171,097
56,498	Kingston Communications Plc	49,966
35,733	Laird Group Plc	349,463
3,223	Lavendon Group Plc	20,001
4,601	Liontrust Asset Management Plc	26,319
57,188	LogicaCMG Plc(b)	122,595
30,853	London Scottish Bank Plc	17,956
33,575	Lookers Plc	58,282
16,540	Low and Bonar Plc	31,683
15,549	Luminar Group Holdings Plc	108,128
3,333	M.J. Gleeson Group Plc	19,647
2,410	Manganese Bronze Holdings Plc	25,504
33,489	Marshalls Plc	166,762
78,824	Marston’s Plc	431,578

Shares		Value
UNITED KINGDOM (continued)
15,625	Marylebone Warwick Balfour Group Plc(b)	$56,128
29,022	Mcbride Plc	55,980
8,244	McKay Securities Plc	47,729
46,350	Meggitt Plc	265,188
15,063	Melrose Resources Plc	105,406
73,933	Michael Page International Plc	381,869
21,967	Micro Focus International Plc	97,312
6,551	Millennium & Copthorne Hotels Plc	46,914
25,564	Minerva Plc(b)	71,850
100,405	Misys Plc	350,289
64,668	Mitie Group Plc	312,895
73,164	Morgan Crucible Co.	283,361
6,436	Morgan Sindall Plc	116,564
19,966	Morse Plc	22,308
18,969	Mothercare Plc	147,357
16,232	Mouchel Parkman Plc	142,188
46,851	N Brown Group Plc	228,237
3,775	National Express Group Plc	88,967
18,906	Nestor Healthcare Group Plc	19,655
125,910	Northern Foods Plc	247,919
152,436	Northgate Information Solutions Plc	284,488
17,780	Northgate Plc	251,967
77,366	Northumbrian Water Group Plc	545,886
115,968	Novae Group Plc(b)	72,452
65,932	Oxford Biomedica Plc(b)	23,231
37,301	Pace Micro Technology Plc(b)	67,684
142,460	Pendragon Plc	85,108
6,142	Phoenix IT Group Ltd.	30,663
56,972	Photo-Me International Plc	28,793
14,705	Pinnacle Staffing Group Plc(b)	924
73,007	Premier Farnell Plc	207,016
33,460	Premier Foods Plc	89,543
19,340	Premier Oil Plc(b)	503,343
16,009	Provident Financial Plc	261,019
39,282	Psion Plc	70,382
41,130	PZ Cussons Plc	157,951
2,545	QXL Ricardo Plc(b)	89,989
8,871	Rathbone Brothers Plc	172,734
3,513	REA Holdings Plc	41,542
49,551	Redrow Plc	287,643
200,767	Regus Group Plc	290,590
6,250	Renishaw Plc	78,944
2,330	Rensburg Sheppards Plc	29,443
28,774	Restaurant Group Plc	86,915
7,755	Ricardo Plc	48,140
13,819	RM Plc	56,402
15,157	Robert Wiseman Dairies Plc	151,452
22,720	ROK Plc	44,687
20,874	Rotork Plc	341,126
23,225	RPC Group Plc	79,853
48,653	RPS Group Plc	251,279
31,022	Savills Plc	182,405
13,431	SCI Entertainment Group Plc(b)	14,745

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
5,920	ScS Upholstery Plc	$5,262
11,324	SDL Plc(b)	53,311
58,192	Senior Plc	109,686
14,065	Serco Group Plc	117,778
12,508	Severfield-Rowen Plc	63,159
32,455	Shaftesbury Plc	343,043
55,216	Shanks Group Plc	235,164
29,368	SIG Plc	495,435
192,981	Skyepharma Plc(b)	50,381
54,898	SMG Plc(b)	16,680
37,047	Smiths News Plc	77,461
16,509	Soco International Plc(b)	629,946
24,624	Spectris Plc	338,443
6,322	Speedy Hire Plc	92,436
16,818	Spirax-Sarco Engineering Plc	301,979
170,913	Spirent Communications Plc(b)	186,866
54,276	SSL International Plc	566,039
7,688	St. Ives Group Plc	38,036
23,543	St. James’s Place Plc	120,720
20,664	St. Modwen Properties Plc	204,496
72,211	Stagecoach Group Plc	348,254
77,807	Stanelco Plc(b)	362
102,352	Taylor Nelson Sofres Plc	362,366
22,970	TDG Plc	93,771
5,162	Ted Baker Plc	49,525
11,245	Telecom Plus Plc	45,046
33,326	THUS Group Plc(b)	79,108
35,892	Topps Tiles Plc	101,770
11,051	Town Centre Securities Plc	70,352
35,484	TT electronics Plc	63,996
38,584	Tullett Prebon Plc	399,077
30,000	UK Coal Plc(b)	257,334
16,341	Ultra Electronics Holdings	362,477
10,108	Umeco Plc	107,258
22,021	Uniq Plc	53,623
34,288	United Business Media Plc	377,232
6,853	Utv Media Plc	32,447
23,332	Venture Production Plc	313,515
43,438	Vernalis Plc(b)	4,725
22,798	Victrex Plc	301,694
6,702	Vitec Group Plc (The)	60,707
36,133	VT Group Plc	466,516
6,081	Warner Estate Holdings Plc	41,395
51,005	Weir Group Plc (The)	757,898
6,330	Wembley Plc(b)(c)	1,259
43,403	Wetherspoon (J.D.) Plc	297,289
37,047	WH Smith Plc	252,978
25,456	Whatman Plc	121,587
11,510	White Young Green Plc	76,937
14,285	Wilmington Group Plc	55,654
15,256	Wincanton Plc	109,539
14,049	Wolfson Microelectronics Plc(b)	44,304
339,266	Woolworths Group Plc	72,892
41,464	Workspace Group Plc	233,114
8,449	WSP Group Plc	77,577
10,220	Xaar Plc	29,072

Shares		Value
UNITED KINGDOM (continued)
30,967	Yule Catto & Co. Plc	$87,445

		48,457,367

UNITED STATES — 49.7%
9,211	1-800-FLOWERS.COM, Inc. - Class A(b)	71,938
12,050	1st Source Corp.	234,975
76,715	3Com Corp.(b)	316,833
3,800	3D Systems Corp.(b)	53,390
6,529	4Kids Entertainment, Inc.(b)	86,509
8,600	99 Cents Only Stores(b)	71,552
2,500	A.M. Castle & Co.	52,950
3,500	A.O. Smith Corp.	122,500
13,170	A.S.V., Inc.(b)	235,611
2,622	AAON, Inc.	46,672
7,600	AAR Corp.(b)	223,896
7,100	Aaron Rents, Inc.	135,752
700	Abaxis, Inc.(b)	22,785
300	Abington Bancorp, Inc.	2,835
11,600	Abiomed, Inc.(b)	175,160
235,000	ABM Industries, Inc.	4,869,200
3,800	Abraxas Petroleum Corp.(b)	13,908
10,020	AC Moore Arts & Crafts, Inc.(b)	120,040
5,700	Acacia Research-Acacia Technologies(b)	42,465
8,444	Acadia Pharmaceuticals, Inc.(b)	100,146
6,200	Acadia Realty Trust	155,310
1,814	Accelrys, Inc.(b)	11,755
7,800	ACCO Brands Corp.(b)	105,690
17,500	Accuride Corp.(b)	109,725
3,200	ACI Worldwide, Inc.(b)	47,680
4,846	Actel Corp.(b)	57,716
10,900	ActivIdentity Corp.(b)	36,515
6,800	Actuant Corp. - Class A	185,844
12,150	Actuate Corp.(b)	69,255
7,786	Acuity Brands, Inc.	354,341
58,880	Adaptec, Inc.(b)	183,706
17,100	ADC Telecommunications, Inc.(b)	252,909
85,200	Administaff, Inc.	2,556,852
700	Adolor Corp.(b)	2,821
11,500	Adtran, Inc.	239,315
730	Advance America Cash Advance Centers, Inc.	6,534
16,100	Advanced Analogic Technologies, Inc.(b)	108,514
7,300	Advanced Energy Industries, Inc.(b)	78,913
8,200	Advanced Medical Optics, Inc.(b)	172,446
1,965	Advanta Corp. - Class A	17,528
3,000	Advanta Corp. - Class B	29,970
2,500	Advent Software, Inc.(b)	112,900
17,660	ADVENTRX Pharmaceuticals, Inc.(b)	6,887
1,400	Advisory Board Co. (The)(b)	89,208
1,000	AEP Industries, Inc.(b)	30,100

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
6,900	Aeropostale, Inc.(b)	$194,373
3,100	AFC Enterprises(b)	28,737
9,400	Affymetrix, Inc.(b)	188,564
10,900	Aftermarket Technology Corp.(b)	276,969
2,400	AGCO Corp.(b)	144,528
4,000	Agilysys, Inc.	60,880
1,272	Agree Realty Corp.	37,549
2,800	Air Methods Corp.(b)	128,464
6,380	Airspan Networks, Inc.(b)	7,401
16,229	Airtran Holdings, Inc.(b)	140,056
12,300	AK Steel Holding Corp.(b)	587,694
7,890	Akorn, Inc.(b)	59,175
2,400	Alabama National BanCorp.	187,800
1,000	Alamo Group, Inc.	18,980
7,600	Alaska Air Group, Inc.(b)	192,280
16,000	Alaska Communications Systems Group, Inc.	224,640
4,700	Albany International Corp. - Class A	164,547
17,293	Albany Molecular Research, Inc.(b)	186,073
15,000	Albemarle Corp.	543,900
2,900	Alexander & Baldwin, Inc.	132,356
300	Alexander’s, Inc.(b)	105,030
1,800	Alexion Pharmaceuticals, Inc.(b)	117,576
14,918	Alfa Corp.	326,555
1,400	Alico, Inc.	59,850
6,800	Align Technology, Inc.(b)	80,104
7,629	Alkermes, Inc.(b)	101,618
4,400	Allete, Inc.	169,356
7,100	Alliance Imaging, Inc.(b)	75,473
31,800	Alliance One International, Inc.(b)	119,886
9,508	Allis-Chalmers Energy, Inc.(b)	104,588
8,800	Allos Therapeutics, Inc.(b)	63,360
6,556	Allscripts Healthcare Solutions, Inc.(b)	97,225
4,200	Alnylam Pharmaceuticals, Inc.(b)	126,168
5,825	Alon USA Energy, Inc.	106,015
7,900	Alpha Natural Resources, Inc.(b)	264,334
6,400	Alpharma, Inc. - Class A(b)	131,328
2,100	AMAG Pharmaceuticals, Inc.(b)	108,276
3,470	Ambassadors Group, Inc	64,160
5,400	AMCOL International Corp	132,408
4,346	Amcore Financial, Inc.	96,351
4,000	Amedisys, Inc.(b)	170,520
1,700	Amerco, Inc.(b)	118,116
5,000	American Axle & Manaufacturing Holdings, Inc.	108,750
11,600	American Campus Communities, Inc.	334,660

Shares		Value
UNITED STATES (continued)
3,399	American Dental Partners, Inc.(b)	$30,047
2,800	American Ecology Corp.	64,064
11,600	American Equity Investment Life Holding Co.	95,932
6,700	American Greetings Corp. - Class A	137,484
306,931	American Medical Systems Holdings, Inc.(b)	4,386,044
9,100	American Oil & Gas, Inc.(b)	39,585
3,357	American Physicians Capital, Inc .	138,711
1,800	American Science & Engineering, Inc	95,688
2,800	American Software, Inc. - Class A	26,012
8,500	American States Water Co.	293,080
5,802	American Superconductor Corp.(b)	117,490
5,300	American Vanguard Corp.	80,984
3,000	American Woodmark Corp.	62,940
3,083	AmericanWest Bancorp	37,551
1,824	America’s Car-Mart, Inc.(b)	20,830
200	Amerigon, Inc.(b)	3,424
8,100	AMERIGROUP Corp.(b)	303,912
1,933	Ameris Bancorp	30,503
5,100	Amerisafe, Inc.(b)	70,125
6,300	Ameristar Casinos, Inc.	138,474
1,800	Ameron International Corp.	161,730
6,875	AMICAS, Inc.(b)	19,250
12,100	AMIS Holdings, Inc.(b)	88,451
29,300	Amkor Technology, Inc.(b)	223,852
9,000	AMN Healthcare Services, Inc.(b)	140,580
2,300	Ampco-Pittsburgh Corp.	89,171
7,200	Amsurg Corp.(b)	185,472
9,600	Anadigics, Inc.(b)	95,904
1,800	Analogic Corp	106,308
8,472	Anaren, Inc.(b)	115,728
4,076	Anchor Bancorp Wisconsin, Inc.	101,900
3,300	Andersons, Inc. (The)	150,315
6,500	Angiodynamics, Inc.(b)	131,755
900	Anika Therapeutics, Inc.(b)	9,891
5,500	Anixter International, Inc.(b)	385,330
8,600	AnnTaylor Stores Corp.(b)	216,290
4,098	Ansoft Corp.(b)	87,042
10,286	Ansys, Inc.(b)	359,084
5,300	Apogee Enterprises, Inc.	92,485
14,453	Applera Corp. - Celera Group(b)	221,420
280	Applied Digital Solutions, Inc.(b)	181
6,964	Applied Industrial Technologies, Inc.	210,243
13,950	Applied Micro Circuits Corp.(b)	112,018

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,900	Apria Healthcare Group, Inc.(b)	$125,198
140,900	Aptargroup, Inc.	5,314,748
70,600	Aquila, Inc.(b)	247,806
4,500	Arbitron, Inc.	179,865
4,000	Arch Chemicals, Inc.	134,680
6,057	Arctic Cat, Inc.	56,027
11,300	Arena Pharmaceuticals, Inc.(b)	81,812
3,400	Arena Resources, Inc.(b)	120,938
6,100	Argon ST, Inc.(b)	107,482
9,100	Ariad Pharmaceuticals, Inc.(b)	31,213
14,817	Ariba, Inc.(b)	147,725
4,700	Arkansas Best Corp.	144,713
15,600	Arqule, Inc.(b)	75,660
7,728	Array Biopharma, Inc.(b)	50,309
20,468	Arris Group, Inc.(b)	179,914
15,700	Art Technology Group, Inc.(b)	62,957
88,443	Arthrocare Corp.(b)	3,540,373
10,772	ArvinMeritor, Inc.	146,284
6,700	Asbury Automotive Group, Inc.	95,006
8,200	Ashford Hospitality Trust, Inc.	51,250
3,831	Aspect Medical Systems, Inc.(b)	48,117
6,100	Aspen Technology, Inc.(b)	85,705
6,200	Asset Acceptance Capital Corp.	59,830
12,600	Assisted Living Concepts, Inc.(b)	83,034
1,300	Associated Estates Realty Corp.	12,805
1,920	Asta Funding, Inc.	40,070
2,700	Astec Industries, Inc.(b)	83,349
11,600	Asyst Techologies, Inc.(b)	34,220
600	Atherogenics, Inc.(b)	237
6,700	Atheros Communications, Inc.(b)	182,977
1,200	Atlantic Coast Federal Corp.	12,072
3,000	Atlantic Tele-Network, Inc.	94,470
2,900	Atlas Air Worldwide Holdings, Inc.(b)	144,826
3,556	Atlas America, Inc.	182,103
91,800	Atmel Corp.(b)	290,088
6,163	ATMI, Inc.(b)	162,087
5,000	ATP Oil & Gas Corp.(b)	188,200
3,500	Atwood Oceanics, Inc.(b)	290,815
4,200	Audible, Inc.(b)	47,964
2,707	Audiovox Corp. - Class A(b)	27,774
2,800	Auxilium Pharmaceuticals, Inc.(b)	95,760
7,700	Avid Technology, Inc.(b)	199,584
5,900	Avista Corp.	118,885
9,400	Avocent Corp.(b)	156,040
15,700	Axcelis Technologies, Inc.(b)	62,643
1,350	Axsys Technologies, Inc.(b)	51,111
4,300	AZZ, Inc.(b)	145,211
2,000	Badger Meter, Inc.	75,600
2,166	Balchem Corp.	44,555
6,200	Baldor Electric Co.	187,736
7,732	Bally Technologies, Inc.(b)	368,352

Shares		Value
UNITED STATES (continued)
2,600	BancFirst Corp.	$117,078
2,200	Bancorp, Inc. (The)(b)	31,966
10,697	Bank Mutual Corp.	131,466
300	Bank of Florida Corp.(b)	2,988
2,900	Bank of The Ozarks, Inc.	70,528
3,700	BankAtlantic Bancorp, Inc. - Class A	20,905
3,800	BankFinancial Corp.	61,294
3,086	Bankrate, Inc.(b)	167,354
1,300	BankUnited Financial Corp. - Class A	7,709
1,900	Banner Corp.	49,077
7,858	Barnes Group, Inc.	209,416
2,300	Barrett Business Sevices, Inc.	41,216
6,550	Basic Energy Services, Inc.(b)	117,180
100	Basin Water, Inc.(b)	772
500	Bassett Furniture Industries, Inc.	6,515
9,100	BE Aerospace, Inc.(b)	351,351
26,119	BearingPoint, Inc.(b)	51,193
900	Beasley Broadcasting Group, Inc. - Class A	5,130
11,800	Bebe Stores, Inc.	135,936
1,500	Bel Fuse, Inc. - Class B	40,620
47,226	Belden, Inc.	1,997,660
5,616	Bell Microproducts, Inc.(b)	29,540
10,500	Belo Corp. - Class A	174,405
11,750	Benchmark Electronics, Inc.(b)	208,562
11,000	Bentley Pharmaceuticals, Inc.(b)	159,390
1,800	Berkshire Hills Bancorp, Inc.	42,786
30,600	Berry Petroleum Co. - Class A	1,146,582
3,100	Beverly Hills Bancorp, Inc.	15,934
4,700	BFC Financial Corp. - Class A(b)	6,439
2,100	Big 5 Sporting Goods Corp.	25,011
15,100	Big Lots, Inc.(b)	262,136
7,000	Bill Barrett Corp.(b)	292,390
7,614	BioCryst Pharmaceuticals, Inc.(b)	31,370
13,300	BioMarin Pharmaceuticals, Inc.(b)	492,898
9,100	BioMed Realty Trust, Inc.	210,028
30,000	Bio-Rad Laboratories, Inc. - Class A(b)	2,856,300
2,200	Bio-Reference Labs, Inc.(b)	60,280
19,100	Bioscrip, Inc.(b)	148,216
9,300	BJ’s Restaurants, Inc.(b)	160,518
8,300	BJ’s Wholesale Club, Inc.(b)	269,252
2,798	Black Box Corp.	93,061
5,220	Black Hills Corp.	202,223
75,000	Blackbaud, Inc.	2,075,250
76,900	Blackboard, Inc.(b)	2,689,962
24,990	Blockbuster, Inc. - Class A(b)	77,969
14,717	Blockbuster, Inc. - Class B(b)	40,472
5,500	Blount International, Inc.(b)	63,745
5,400	Blue Coat Systems, Inc.(b)	145,098

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
500	Blue Nile, Inc.(b)	$27,625
6,000	Bluegreen Corp.(b)	51,120
500	Blyth, Inc.	10,895
3,850	Bob Evans Farms, Inc.	114,499
12,100	Bois d’Arc Energy, Inc.(b)	231,715
1,950	Bolt Technology Corp.(b)	37,635
2,600	Bon-Ton Stores, Inc. (The)	20,150
1,900	Books-A-Million, Inc.	20,273
1,900	Borders Group, Inc.	21,394
36,000	Borland Software Corp.(b)	90,000
1,400	Boston Beer Co., Inc. - Class A(b)	49,756
114,167	Boston Private Financial Holdings, Inc.	2,606,433
12,087	Bottomline Technologies, Inc.(b)	156,648
5,802	Bowne & Co., Inc.	71,365
3,400	Bradley Pharmaceuticals, Inc.(b)	67,626
88,486	Brady Corp. - Class A	2,687,320
12,100	Brandywine Realty Trust REIT	228,085
6,700	Briggs & Stratton Corp.	139,695
8,700	Brigham Exploration Co.(b)	60,378
116,200	Bright Horizons Family Solutions, Inc.(b)	4,946,634
14,740	Brightpoint, Inc.(b)	187,493
4,000	Bristow Group, Inc.(b)	201,400
20,573	Brocade Communications Systems, Inc.(b)	141,748
6,400	Bronco Drilling Co., Inc.(b)	100,224
6,423	Brookline Bancorp, Inc.	67,120
8,920	Brooks Automation, Inc.(b)	109,627
7,746	Brown Shoe Co., Inc.	133,231
20,848	Bruker BioSciences Corp.(b)	213,692
3,700	Brush Engineered Materials, Inc.(b)	105,894
10,600	Buckeye Technologies, Inc.(b)	139,390
4,050	Buckle, Inc. (The)	168,440
4,916	Building Material Holding Corp.	33,478
8,400	Cabela’s, Inc.(b)	123,900
4,600	Cabot Microelectronics Corp.(b)	159,068
4,800	Cache, Inc.(b)	52,752
5,500	CACI International, Inc. - Class A(b)	239,745
200	Cadiz, Inc.(b)	3,540
129,422	Cal Dive International, Inc.(b)	1,226,921
7,800	Calgon Carbon Corp.(b)	119,964
5,100	California Pizza Kitchen, Inc.(b)	68,493
3,100	California Water Service Group	107,973
12,624	Caliper Life Sciences, Inc.(b)	56,051
8,600	Callaway Golf Co.	154,112
5,736	Callidus Software, Inc.(b)	28,278
10,300	Callon Petroleum Co.(b)	158,723
4,100	Cal-Maine Foods, Inc.	118,203
3,900	Cambrex Corp.	37,050

Shares		Value
UNITED STATES (continued)
900	Camden National Corp.	$29,151
5,018	Candela Corp.(b)	19,319
7,400	Cano Petroleum, Inc.(b)	43,438
3,700	Cantel Medical Corp.(b)	42,846
1,574	Capital Corp. of the West	31,275
7,600	Capital Senior Living Corp.(b)	58,292
600	Capital Southwest Corp.	70,410
2,600	Capitol Bancorp Ltd.	54,132
5,500	Caraco Pharmaceutical Laboratories Ltd.(b)	84,480
4,300	Caraustar Industries, Inc.(b)	12,814
3,950	CARBO Ceramics, Inc.	135,682
4,300	Cardiac Science Corp.(b)	35,647
4,975	Cardinal Financial Corp.	41,442
2,130	Carmike Cinemas, Inc.	12,759
6,000	Carrier Access Corp.(b)	15,180
4,600	Carrizo Oil & Gas, Inc.(b)	223,928
7,000	Carter’s, Inc.(b)	128,870
2,610	Cascade Corp.	134,728
6,100	Casella Waste Systems, Inc. - Class A(b)	73,993
8,784	Casey’s General Stores, Inc.	228,384
6,400	Cash America International, Inc.	208,064
6,826	Casual Male Retail Group, Inc.(b)	33,174
1,500	Catapult Communications Corp.(b)	9,660
48,610	Cathay General Bancorp.	1,260,457
2,750	Cato Corp. (The) - Class A	45,018
3,200	Cavco Industries, Inc.(b)	105,184
2,200	Cbeyond, Inc.(b)	74,228
17,000	CBIZ, Inc.(b)	159,970
3,400	CBRL Group, Inc.	106,318
3,000	CDI Corp.	58,350
5,400	CEC Entertainment, Inc.(b)	125,982
9,000	Cedar Shopping Centers, Inc.	100,170
3,268	Celadon Group, Inc.(b)	31,177
12,300	Cell Genesys, Inc.(b)	22,263
6,300	Centene Corp.(b)	150,822
12,225	Centennial Bank Holdings, Inc.(b)	79,585
6,843	Centennial Communications Corp.(b)	39,142
1,575	Center Bancorp., Inc.	17,089
2,700	Center Financial Corp.	31,266
6,250	Central European Distribution Corp.(b)	328,562
3,600	Central Garden & Pet Co.(b)	19,764
4,800	Central Garden & Pet Co. - Class A(b)	23,856
5,500	Central Pacific Financial Corp.	104,500
1,300	Central Vermont Public Service Corp.	37,869
5,300	Century Aluminum Co.(b)	275,547
10,300	Cenveo, Inc.(b)	160,062
8,600	Cepheid, Inc.(b)	262,644

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,000	Ceradyne, Inc.(b)	$240,750
15,695	Cerus Corp.(b)	98,878
4,300	Ceva, Inc.(b)	36,335
2,358	CH Energy Group, Inc.	90,995
13,200	Champion Enterprises, Inc.(b)	128,964
4,355	Charlotte Russe Holding, Inc.(b)	78,521
24,799	Charming Shoppes, Inc.(b)	159,954
2,700	Chart Industries, Inc.(b)	68,337
24,900	Charter Communications, Inc. - Class A(b)	29,133
12,700	Chattem, Inc.(b)	974,344
7,300	Checkpoint Systems, Inc.(b)	173,448
8,500	Cheesecake Factory (The)(b)	185,725
4,800	Chemed Corp.	245,904
3,637	Chemical Financial Corp.	100,672
29,000	Chemtura Corp.	194,300
3,700	Cheniere Energy, Inc.(b)	111,407
1,800	Chesapeake Corp.	7,992
800	Chesapeake Utilities Corp.	24,088
500	Children’s Place Retail Stores, Inc. (The)(b)	9,270
1,100	Chiquita Brands International, Inc.(b)	20,548
6,160	Chordiant Software, Inc.(b)	53,715
6,100	Christopher & Banks Corp.	77,897
2,406	Churchill Down, Inc.	122,634
8,576	Ciber, Inc.(b)	41,336
14,885	Ciena Corp.(b)	403,830
34,800	Cincinnati Bell, Inc.(b)	135,024
2,800	CIRCOR International, Inc.	118,804
20,200	Cirrus Logic, Inc.(b)	85,850
12,700	Citadel Broadcasting Corp.	18,542
800	Citizens First Bancorp, Inc.	9,104
5,621	Citizens Republic Bancorp, Inc.	79,481
10,827	Citizens, Inc.(b)	65,395
3,726	City Holding Co.	143,153
7,300	CKE Restaurants, Inc.	95,776
11,800	CKX, Inc.(b)	118,000
96,100	Clarcor, Inc.	3,604,711
2,958	Clayton Williams Energy, Inc.(b)	106,784
2,672	Clean Harbors, Inc.(b)	148,243
8,329	Cleco Corp.	215,305
5,200	Clifton Savings Bancorp, Inc.	52,520
3,155	Clinical Data, Inc.(b)	66,160
11,400	CNA Surety Corp.(b)	203,262
15,240	CNET Networks, Inc.(b)	120,244
44,800	CoBiz Financial, Inc.	640,640
50,600	Coeur d’Alene Mines Corp.(b)	231,242
9,100	Cogent Communications Group, Inc.(b)	186,277
17,200	Cogent, Inc.(b)	169,592
5,800	Cognex Corp.	88,740
2,900	Cohen & Steers, Inc.	82,621
5,820	Coherent, Inc.(b)	151,320

Shares		Value
UNITED STATES (continued)
11,354	Cohu, Inc.	$169,742
4,900	Coinstar, Inc.(b)	150,675
9,000	Coldwater Creek, Inc.(b)	57,870
2,600	Collagenex Pharmaceuticals, Inc.(b)	31,694
11,500	Collective Brands, Inc.(b)	202,630
6,000	Colonial Properties Trust	147,840
900	Columbia Bancorp	13,698
32,231	Columbia Banking System, Inc.	828,659
3,600	Columbia Sportswear Co.	157,140
9,400	Columbus McKinnon Corp.(b)	240,358
20,400	Comfort Systems USA, Inc.	250,308
4,000	Commerce Group, Inc.	144,600
4,500	Commercial Vehicle Group, Inc.(b)	45,000
11,670	CommScope, Inc.(b)	517,565
3,700	Community Bank System, Inc.	80,734
1,374	Community Trust Bancorp, Inc.	39,722
5,200	Compass Diversified Holdings	75,192
4,700	Compass Minerals International, Inc.	199,374
128,500	Complete Production Services, Inc.(b)	2,043,150
4,867	CompuCredit Corp.(b)	71,545
1,400	Computer Programs & Systems, Inc.	28,770
68,300	Comstock Resources, Inc.(b)	2,165,110
2,600	COMSYS IT Partners, Inc.(b)	27,950
3,100	Comtech Telecommunications Corp.(b)	138,880
3,298	Conceptus, Inc.(b)	53,691
56,300	Concur Technologies, Inc.(b)	1,973,878
26,000	Conexant Systems, Inc.(b)	17,940
5,889	Conmed Corp.(b)	143,103
4,801	Conn’s, Inc.(b)	92,659
1,116	Consolidated - Tomoka Land Co.	57,920
5,316	Consolidated Communications Holdings, Inc.	83,142
1,900	Consolidated Graphics, Inc.(b)	95,589
2,300	Contango Oil & Gas Co.(b)	138,000
12,858	Continental Airlines, Inc. - Class B(b)	349,866
80,000	Cooper Cos., Inc. (The)	3,150,400
8,500	Cooper Tire & Rubber Co.	145,095
1,600	Core-Mark Holding Co., Inc.(b)	41,296
10,900	Corinthian Colleges, Inc.(b)	92,105
2,800	Cornell Cos., Inc.(b)	56,000
6,393	Corporate Office Properties Trust	204,768
19,800	Corrections Corp. of America(b)	525,492
3,150	Corvel Corp.(b)	77,962
62,000	CoStar Group, Inc.(b)	2,625,080
6,932	Cousins Properties, Inc.	184,391
9,860	Covanta Holding Corp.(b)	250,345
6,500	Cox Radio, Inc. - Class A(b)	77,610

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,900	CRA International, Inc.(b)	$121,046
3,400	Crane Co.	138,958
9,100	Credence Systems Corp.(b)	11,921
6,646	Cross Country Healthcare, Inc.(b)	83,939
3,900	Crosstex Energy, Inc.	127,686
7,700	Crown Media Holdings, Inc. - Class A(b)	44,583
1,000	CryoLife, Inc.(b)	6,950
8,929	CSG Systems International, Inc.(b)	113,934
7,100	CSK Auto Corp.(b)	42,387
1,500	CSS Industries, Inc.	43,770
7,000	CTS Corp.	74,200
4,600	Cubic Corp.	123,556
8,700	Cubist Pharmaceuticals, Inc.(b)	147,813
3,999	Cumulus Media, Inc. - Class A(b)	25,634
7,400	CuraGen Corp.(b)	5,550
1,380	Curis, Inc.(b)	2,070
6,000	Curtiss Wright Corp.	250,200
1,000	Cutera, Inc.(b)	12,490
7,500	CV Therapeutics, Inc.(b)	62,850
10,501	CVB Financial Corp.	117,086
2,300	Cyberonics, Inc.(b)	27,600
14,874	Cybersource Corp.(b)	249,140
7,042	Cymer, Inc.(b)	190,204
400	Cynosure, Inc.(b)	9,932
8,000	Cypress Bioscience, Inc.(b)	67,120
17,700	Cypress Semiconductor Corp.(b)	376,125
400	Cytokinetics, Inc.(b)	1,332
8,174	Daktronics, Inc.	167,485
14,600	Darling International, Inc.(b)	169,360
7,538	Datascope Corp.	244,382
1,800	Dawson Geophysical Co.(b)	103,104
23,400	DCT Industrial Trust, Inc.	221,598
2,300	DealerTrack Holdings, Inc.(b)	62,008
1,700	Deckers Outdoor Corp.(b)	206,108
472,600	Del Monte Foods Co.	4,239,222
8,600	Delek US Holdings, Inc.	141,298
3,806	dELiA*s, Inc.(b)	8,944
7,050	Delphi Financial Group - Class A	221,229
2,110	Delta Financial Corp.	106
10,300	Delta Petroleum Corp.(b)	206,515
2,500	Deltic Timber Corp.	133,400
4,600	Deluxe Corp	111,872
13,588	Dendreon Corp.(b)	84,110
4,283	Depomed, Inc.(b)	15,719
12,000	DeVry, Inc.	662,280
4,800	DexCom, Inc.(b)	40,368
7,900	DG FastChannel, Inc.(b)	167,243
3,300	Diamond Foods, Inc.	62,601
2,550	Diamond Management & Technology Consultants, Inc.	11,858

Shares		Value
UNITED STATES (continued)
13,200	DiamondRock Hospitality Co.	$173,580
12,600	Digi International, Inc.(b)	147,546
6,703	Digital Realty Trust, Inc.	239,498
132,343	Digital River, Inc.(b)	4,962,862
5,600	Dime Community Bancshares	84,168
5,800	Diodes, Inc.(b)	134,270
1,100	Dionex Corp.(b)	77,110
2,400	Discovery Laboratories, Inc.(b)	4,560
7,800	Ditech Networks, Inc.(b)	24,336
2,723	Dixie Group, Inc.(b)	22,601
2,100	Dollar Financial Corp.(b)	52,878
4,643	Dollar Thrifty Automotive Group(b)	113,336
4,700	Domino’s Pizza, Inc.	63,967
3,272	Donegal Group, Inc. - Class A	56,573
9,638	Dot Hill Systems Corp.(b)	37,685
3,100	Dover Downs Gaming & Entertainment, Inc.	29,450
2,800	Dover Motorsports, Inc.	19,516
12,400	Dress Barn, Inc.(b)	151,156
4,500	Drew Industries, Inc.(b)	121,905
8,200	Dril-Quip, Inc.(b)	398,028
3,700	DRS Technologies, Inc.	198,579
20,475	drugstore.com(b)	57,944
14,000	DSP Group, Inc.(b)	160,300
1,400	DSW, Inc. - Class A(b)	25,844
6,348	DTS, Inc.(b)	138,450
5,100	Ducommun, Inc.(b)	161,160
9,100	Durect Corp.(b)	46,319
1,470	DXP Enterprises, Inc.(b)	53,655
6,900	Dyax Corp.(b)	23,253
8,330	Dycom Industries, Inc.(b)	196,755
2,500	Dynamex, Inc.(b)	62,275
1,700	Dynamic Materials Corp.	91,086
42,100	Dynegy, Inc.(b)	295,542
7,800	Eagle Materials, Inc.	294,060
19,172	Earthlink, Inc.(b)	130,561
40,000	East West Bancorp, Inc.	962,400
4,200	EastGroup Properties, Inc.	173,838
9,206	Echelon Corp.(b)	120,967
3,201	Eclipsys Corp.(b)	82,394
14,100	Edge Petroleum Corp.(b)	93,201
14,100	Education Realty Trust, Inc.	166,098
6,000	El Paso Electric Co.(b)	140,580
6,338	Electro Rent Corp.	89,239
6,100	Electro Scientific Industries, Inc.(b)	100,284
10,355	Electronics For Imaging(b)	152,840
6,696	Elizabeth Arden, Inc.(b)	134,255
11,400	EMCOR Group, Inc.(b)	250,002
11,472	Emcore Corp.(b)	156,822
900	Emeritus Corp.(b)	19,935
800	Emisphere Technologies, Inc.(b)	1,688
3,900	Emmis Communications Corp. - Class A(b)	10,881

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,000	Empire District Electric Co. (The)	$110,850
7,600	EMS Technologies, Inc.(b)	208,848
11,500	Emulex Corp.(b)	179,400
57,400	Encore Acquisition Co.(b)	1,871,240
7,138	Encore Capital Group, Inc.(b)	55,819
11,587	Encore Wire Corp.	193,271
14,300	Endeavor International Corp.(b)	19,019
4,563	Energy Conversion Devices, Inc.(b)	105,314
6,254	Energy Partners Ltd.(b)	75,861
1,560	EnergySouth, Inc.	90,355
8,600	EnerSys(b)	198,144
4,500	ENGlobal Corp.(b)	43,380
5,200	Ennis, Inc.	82,316
3,501	EnPro Industries, Inc.(b)	105,030
170,629	Entegris, Inc.(b)	1,313,843
2,500	Entercom Communications Corp. - Class A	30,775
14,800	Entertainment Distribution Co., Inc.(b)	8,584
5,000	Entertainment Properties Trust	247,500
9,100	Entravision Communications Corp. - Class A(b)	64,064
12,700	Entrust, Inc.(b)	26,289
4,300	Enzo Biochem, Inc.(b)	40,162
4,900	Enzon Pharmaceuticals, Inc.(b)	41,013
7,558	Epicor Software Corp.(b)	83,516
14,895	EPIQ Systems, Inc.(b)	219,701
1,466	EPIX Pharmaceuticals, Inc.(b)	4,193
1,450	Equifax, Inc.	53,780
700	Equinix, Inc.(b)	52,871
3,800	Equity Lifestyle Properties, Inc.	165,946
10,500	Equity One, Inc.	247,905
8,400	eResearch Technology, Inc.(b)	81,648
4,229	ESCO Technologies, Inc.(b)	158,545
3,100	Esmark, Inc.(b)	31,155
7,800	eSpeed, Inc. - Class A(b)	91,260
5,529	Esterline Technologies Corp.(b)	257,596
6,100	Ethan Allen Interiors, Inc.	188,795
182,500	Euronet Worldwide, Inc.(b)	4,825,300
209,177	ev3, Inc.(b)	1,830,299
10,701	Evergreen Energy, Inc.(b)	24,612
16,000	Evergreen Solar, Inc.(b)	195,040
24,000	Exar Corp.(b)	197,040
1,600	Excel Technology, Inc.(b)	40,896
19,600	EXCO Resources, Inc.(b)	293,804
14,780	Exelixis, Inc.(b)	108,190
2,500	ExlService Holdings, Inc.(b)	47,450
5,200	Exponent, Inc.(b)	160,160
7,300	ExpressJet Holdings, Inc.(b)	20,002
11,537	Exterran Holdings, Inc.(b)	752,674
9,100	Extra Space Storage, Inc.	137,774
30,300	Extreme Networks(b)	104,535
8,400	Factset Research System, Inc.	469,812

Shares		Value
UNITED STATES (continued)
7,000	Fairpoint Communications, Inc.	$74,340
5,800	FalconStor Software, Inc.(b)	51,156
8,006	Farmer Bros. Co.	188,541
53,300	FARO Technologies, Inc.(b)	1,272,804
3,995	FBL Financial Group, Inc. - Class A	131,635
4,392	Federal Agricultural Mortgage Corp. - Class C	120,868
8,000	Federal Signal Corp.	92,720
4,400	FEI Co.(b)	99,704
9,900	FelCor Lodging Trust, Inc.	133,749
3,400	Ferro Corp.	60,112
5,300	FiberTower Corp.(b)	9,487
5,286	Financial Federal Corp.	127,075
30,500	Finisar Corp.(b)	48,800
7,300	Finish Line - Class A	16,352
10,276	First Acceptance Corp.(b)	41,515
100,000	First Advantage Corp. - Class A(b)	1,624,000
2,100	First Bancorp	37,989
2,700	First Busey Corp.	58,536
11,286	First Cash Financial Services, Inc.(b)	112,973
5,600	First Charter Corp.	153,496
10,200	First Commonwealth Financial Corp.	118,320
3,070	First Community Bancorp, Inc.	109,077
2,460	First Community Bancshares, Inc.	85,042
7,100	First Financial Bancorp	82,644
1,200	First Financial Bankshares, Inc.	44,712
1,600	First Financial Corp.	47,648
2,169	First Financial Holdings, Inc.	52,793
4,300	First Industrial Realty Trust, Inc.	149,769
3,192	First Merchants Corp.	86,184
100,000	First Mercury Finanacial Corp.(b)	1,911,000
72,570	First Midwest Bancorp, Inc.	2,264,184
14,700	First Niagara Financial Group, Inc.	186,984
2,958	First Place Financial Corp.	46,470
4,900	First Potomac Realty Trust	85,211
2,300	First Regional Bancorp(b)	46,621
2,286	First State Bancorp	28,712
3,100	FirstFed Financial Corp.(b)	130,045
7,600	FirstMerit Corp.	170,012
4,300	Fisher Communications, Inc.(b)	141,255
5,500	Five Star Quality Care, Inc.(b)	41,965
3,800	Flagstar Bancorp, Inc.	31,350
6,300	Flanders Corp.(b)	34,713
9,800	Fleetwood Enterprises, Inc.(b)	45,864
3,600	Flir Systems, Inc.(b)	109,008
2,800	Flotek Industries, Inc.(b)	57,036
6,200	Flow International Corp.(b)	57,784
10,800	Flowers Foods, Inc.	259,200
10,571	Flushing Financial Corp.	169,030

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
9,800	FNB Corp.	$152,586
3,389	Forest Oil Corp.(b)	153,251
7,362	Formfactor, Inc.(b)	178,308
4,500	Forrester Research, Inc.(b)	108,000
54,200	Forward Air Corp.	1,680,200
8,700	Fossil, Inc.(b)	295,626
26,400	Foundry Networks, Inc.(b)	364,320
2,197	FPIC Insurance Group, Inc.(b)	92,516
4,600	Franklin Bank Corp.(b)	27,048
3,700	Franklin Electric Co., Inc.	139,268
3,700	Fred’s, Inc.	34,891
1,000	FreightCar America, Inc.	37,710
11,387	Frontier Airlines Holdings, Inc.(b)	34,161
32,100	Frontier Financial Corp.	653,556
3,900	FTD Group, Inc0	49,647
6,241	FTI Consulting, Inc.(b)	345,190
4,700	Fuel Systems Solutions, Inc.(b)	59,502
11,300	FuelCell Energy, Inc.(b)	95,033
6,770	Furmanite Corp.(b)	67,700
6,800	Furniture Brands International, Inc.	64,940
6,000	FX Energy, Inc.(b)	34,320
2,360	FX Real Estate and Entertainment, Inc.(b)	14,868
52,510	G&K Services, Inc. - Class A	2,098,825
900	GAMCO Investors, Inc. - Class A	53,379
7,700	Gardner Denver, Inc.(b)	249,788
7,500	Gaylord Entertainment Co.(b)	218,925
1,930	GB&T Bancshares, Inc.	20,362
6,100	Gehl Co.(b)	107,848
42,400	Gemstar-TV Guide International, Inc.(b)	182,744
1,900	GenCorp, Inc.(b)	22,306
7,800	General Cable Corp.(b)	452,478
11,363	General Communication, Inc. - Class A(b)	81,927
3,100	General Maritime Corp.	77,004
9,100	General Moly, Inc.(b)	91,728
3,800	Genesco, Inc.(b)	126,768
7,500	Genesee & Wyoming, Inc. - Class A(b)	204,825
3,900	Genomic Health, Inc.(b)	81,861
20,000	Gen-Probe, Inc.(b)	1,143,000
1,800	GenTek, Inc.(b)	49,950
200,000	Gentex Corp.	3,172,000
13,824	Gentiva Health Services, Inc.(b)	255,468
7,300	Geo Group, Inc. (The)(b)	174,616
6,300	GeoEye, Inc.(b)	220,248
11,455	Gerber Scientific, Inc.(b)	101,033
18,191	Geron Corp.(b)	90,409
2,300	Gevity HR, Inc.	16,146
14,800	Gibraltar Industries, Inc.	195,360
2,300	G-III Apparel Group Ltd.(b)	30,751
53,000	Glacier Bancorp, Inc.	986,330

Shares		Value
UNITED STATES (continued)
8,600	Glatfelter	$124,356
4,900	Glimcher Realty Trust	64,974
2,700	GMH Communities Trust	14,256
4,900	GMX Resources, Inc.(b)	132,104
35,600	Golden Star Resources Ltd.(b)	142,535
900	Goodman Global, Inc.(b)	22,599
2,100	Goodrich Petroleum Corp.(b)	41,811
2,593	Gorman-Rupp Co. (The)	71,178
17,000	GrafTech International Ltd.(b)	255,850
375	Graham Corp.	11,550
5,600	Granite Construction, Inc.	213,192
26,500	Graphic Packaging Corp.(b)	78,970
8,600	Gray Television, Inc.	65,188
8,870	Great Atlantic & Pacific Tea Co.(b)	264,947
1,800	Great Southern Bancorp, Inc.	36,234
15,220	Great Wolf Resorts, Inc.(b)	125,869
40,300	Greatbatch, Inc.(b)	909,974
1,400	Green Bankshares, Inc.	29,330
4,698	Green Mountain Coffee Roasters, Inc.(b)	180,967
8,000	Greenbrier Cos., Inc.	155,520
12,848	Greenfield Online, Inc.(b)	165,225
1,900	Greenhill & Co., Inc.	128,307
2,200	Greif, Inc. - Class A	144,760
29,554	Grey Wolf, Inc.(b)	176,142
6,529	Griffon Corp.(b)	71,166
5,300	Group 1 Automotive, Inc.	140,132
5,100	GSI Commerce, Inc.(b)	83,028
14,600	Guess?, Inc.	544,726
1,611	Guidance Software, Inc.(b)	18,543
7,046	Gulf Island Fabrication, Inc.	176,291
4,349	Gulfmark Offshore, Inc.(b)	181,875
6,232	Gulfport Energy Corp.(b)	94,415
7,058	Gymboree Corp.(b)	269,757
4,700	Haemonetics Corp.(b)	281,248
77,288	Hain Celestial Group, Inc.(b)	2,086,776
4,704	Hallmark Financial Services(b)	61,199
10,200	Halozyme Therapeutics, Inc.(b)	56,202
4,278	Hancock Holding Co.	177,537
4,768	Hanmi Financial Corp.	41,005
5,700	Hardinge, Inc.	97,185
5,223	Harleysville Group, Inc.	186,200
4,971	Harleysville National Corp	75,311
12,972	Harmonic, Inc.(b)	141,654
11,100	Harris Interactive, Inc.(b)	35,187
4,661	Harris Stratex Networks, Inc. - Class A(b)	50,758
130,400	Harte-Hanks, Inc.	2,089,008
18,200	Hartmarx Corp.(b)	49,140
18,698	Harvest Natural Resources, Inc.(b)	226,620
2,000	Haverty Furniture Cos., Inc.	20,460
6,230	Hawaiian Electric Industries, Inc.	140,050
300	Hawaiian Holdings, Inc.(b)	1,539

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
100	Haynes International, Inc.(b)	$4,418
10,800	HB Fuller Co.	224,208
5,800	Headwaters, Inc.(b)	65,366
200,000	Healthcare Realty Trust, Inc. REIT	5,166,000
4,050	Healthcare Services Group, Inc.	98,253
4,800	HealthExtras, Inc.(b)	132,720
11,000	Healthspring, Inc.(b)	227,590
8,800	HealthTronics, Inc.(b)	35,728
63,400	Healthways, Inc.(b)	3,569,420
16,533	Heartland Express, Inc.	268,661
3,500	Heartland Payment Systems, Inc.	84,980
20,100	Hecla Mining Co.(b)	186,930
1,600	Heico Corp.	71,216
63,300	Heico Corp. - Class A	2,214,867
4,000	Heidrick & Struggles International, Inc.	109,920
50,000	Helix Energy Solutions Group, Inc.(b)	1,848,500
101	Hercules Technology Growth Capital, Inc.	1,177
10,500	Hercules, Inc.	184,065
2,800	Heritage Commerce Corp.	53,004
4,800	Hersha Hospitality Trust	43,152
2,900	Hexcel Corp.(b)	63,307
3,150	Hibbett Sports, Inc.(b)	58,558
4,600	Highwoods Properties, Inc.	137,678
6,600	Hilb, Rogal & Hobbs Co.	238,788
3,400	Hill International, Inc.(b)	40,766
1,850	Hi-Tech Pharmacal Co., Inc.(b)	20,017
2,400	Hittite Microwave Corp.(b)	95,568
4,000	HMS Holdings Corp.(b)	126,400
4,800	HNI Corp.	161,568
7,840	Hologic, Inc.(b)	504,582
1,100	Home Bancshares, Inc.	23,716
2,215	Home Federal Bancorp, Inc.	23,590
5,400	Home Properties, Inc.	259,146
11,700	Home Solutions of America, Inc.(b)	6,318
1,500	Hooker Furniture Corp.	32,910
3,200	Horace Mann Educators Corp.	58,784
2,125	Horizon Financial Corp.	33,448
4,700	Hornbeck Offshore Services, Inc.(b)	181,796
10,500	Hot Topic, Inc.(b)	58,275
8,950	HUB Group, Inc. - Class A(b)	260,714
5,000	Hudson Highland Group, Inc.(b)	34,050
1,900	Hughes Communications, Inc.(b)	97,565
5,000	Human Genome Sciences, Inc.(b)	27,900
1,400	Hurco Cos., Inc.(b)	51,198
1,500	Huron Consulting Group, Inc.(b)	107,730

Shares		Value
UNITED STATES (continued)
12,900	Hutchinson Technology, Inc.(b)	$203,433
26,200	Hypercom Corp.(b)	91,962
1,300	i2 Technologies, Inc.(b)	18,213
4,944	Ibasis, Inc.	27,686
1,500	IBERIABANK Corp.	77,115
3,500	ICO, Inc.(b)	33,915
8,198	Iconix Brand Group, Inc.(b)	170,436
3,400	ICU Medical, Inc.(b)	96,526
6,300	Idacorp, Inc.	205,632
2,300	Idera Pharmaceuticals, Inc.(b)	23,391
75,000	IDEX Corp.	2,342,250
1,400	IDT Corp.	9,100
9,500	IDT Corp. - Class B	65,930
4,600	I-Flow Corp.(b)	65,780
19,100	iGate Corp.(b)	158,148
3,100	Ihop Corp.	165,044
5,000	IHS, Inc. - Class A(b)	309,700
3,997	II-VI, Inc.(b)	129,583
14,611	IKON Office Solutions, Inc.	119,518
6,803	Illumina, Inc.(b)	433,351
5,200	Imation Corp.	134,732
4,500	Immersion Corp.(b)	44,100
44,600	Immucor, Inc.(b)	1,286,264
9,578	Immunogen, Inc.(b)	33,331
2,000	Imperial Sugar Co.	43,960
8,264	Inc.yte Corp.(b)	99,003
53,100	Independent Bank Corp./MA	1,542,024
3,098	Independent Bank Corp./MI	43,124
9,600	Indevus Pharmaceuticals, Inc.(b)	61,152
3,520	Infinity Property & Casuality Corp.	140,342
14,400	Informatica Corp.(b)	278,064
9,100	Infospace, Inc.	86,541
4,930	infoUSA, Inc.	43,335
1,712	Ingles Markets, Inc. - Class A.	39,872
5,400	Inland Real Estate Corp	72,252
3,400	Innovative Solutions & Support, Inc.(b)	38,182
9,067	Insight Enterprises, Inc.(b)	156,587
7,419	Insituform Technologies, Inc. - Class A(b)	94,221
10,355	Inspire Pharmaceuticals, Inc.(b)	46,287
9,000	Insteel Industries, Inc.	92,430
2,917	Integra Bank Corp.	43,317
79,959	Integra LifeScience Holdings Corp.(b)	3,326,294
1,786	Integral Systems, Inc.	45,186
5,484	Integrated Electrical Services, Inc.(b)	74,199
6,153	Integrated Silicon Solutions, Inc.(b)	35,995
3,964	Integrys Energy Group, Inc.	192,730
3,769	Inter Parfums, Inc.	64,111
2,100	Interactive Intelligence, Inc.(b)	34,398

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
8,502	InterDigital, Inc.(b)	$171,825
8,490	Interface, Inc. - Class A	135,500
5,000	Interline Brands, Inc.(b)	99,300
8,800	Intermec, Inc.(b)	175,296
6,500	InterMune, Inc.(b)	109,005
5,000	Internap Network Services Corp.(b)	44,100
5,940	International Bancshares Corp.	123,196
5,300	International Royalty Corp.	29,560
19,100	Internet Capital Group, Inc.(b)	180,877
5,100	Interstate Hotels & Resorts, Inc.(b)	20,808
1,500	Intervest Bancshares Corp.	22,485
13,944	InterVoice, Inc.(b)	90,636
11,700	Interwoven, Inc.(b)	148,239
4,500	Intevac, Inc.(b)	49,005
1,449	Introgen Therapeutics, Inc.(b)	4,318
4,400	Invacare Corp.	107,096
3,800	inVentiv Health, Inc.(b)	124,982
8,881	Inverness Medical Innovations, Inc.(b)	400,089
8,100	Investment Technology Group, Inc.(b)	380,457
5,600	INVESTools, Inc.(b)	76,496
20,128	Investors BanCorp., Inc.(b)	306,952
19,800	Iomega Corp.(b)	54,252
21,563	ION Geophysical Corp.(b)	267,381
7,200	Iowa Telecommunications Services, Inc.	111,024
2,100	iPCS, Inc.	54,033
3,100	IRIS International, Inc.(b)	55,614
3,500	iRobot Corp.(b)	70,595
3,600	Irwin Financial Corp.	41,364
10,035	Isis Pharmaceuticals, Inc.(b)	156,546
5,400	Isle of Capri Casinos, Inc.(b)	60,048
2,700	ITC Holdings Corp.	142,668
1,902	Itron, Inc.(b)	156,725
12,500	Ixia(b)	92,500
16,032	IXYS Corp.(b)	120,400
3,500	J & J Snack Foods Corp.	87,535
6,000	j2 Global Communications, Inc.(b)	131,460
127,428	Jack Henry & Associates, Inc.	3,132,180
14,086	Jack in the Box, Inc.(b)	411,734
3,900	Jackson Hewitt Tax Service, Inc.	86,307
5,793	Jakks Pacific, Inc.(b)	136,483
1,095	Jarden Corp.(b)	27,419
8,000	Javelin Pharmaceuticals, Inc.(b)	29,440
14,800	JDA Software Group, Inc.(b)	263,292
10,100	JetBlue Airways Corp.(b)	69,791
5,100	Jo-Ann Stores, Inc.(b)	64,617
200	John B Sanfilippo & Son, Inc.(b)	1,400
3,125	Jos A Bank Clothiers, Inc.(b)	85,125
17,800	Jupitermedia Corp.(b)	57,316

Shares		Value
UNITED STATES (continued)
2,300	Kadant, Inc.(b)	$60,789
1,900	Kaiser Aluminum Corp.	121,524
4,647	Kaman Corp.	137,272
7,100	Kansas City Southern(b)	254,748
65,000	Kaydon Corp.	2,839,850
9,900	Kearny Financial Corp.	117,315
2,300	Keithley Instruments, Inc.	24,035
2,500	Kelly Services, Inc. - Class A	43,050
19,377	Kemet Corp.(b)	100,954
2,700	Kendle International, Inc.(b)	114,453
3,000	Kenexa Corp.(b)	53,280
38,400	Kennametal, Inc.	1,176,192
2,300	Kenneth Cole Productions, Inc. - Class A	39,813
1,749	Kensey Nash Corp.(b)	47,485
4,061	Keryx Biopharmaceuticals, Inc.(b)	24,569
1,797	Keycorp.	46,992
4,600	Keynote Systems, Inc.(b)	45,034
1,200	K-Fed Bancorp.	12,516
9,125	Kforce, Inc.(b)	81,212
3,200	Kimball International, Inc. - Class B	39,616
5,900	Kindred Healthcare, Inc.(b)	162,486
7,700	Kirby Corp.(b)	354,046
5,100	Kite Realty Group Trust	67,116
4,600	KNBT BanCorp., Inc.	84,180
20,300	Knight Capital Group, Inc. - Class A(b)	340,025
11,950	Knight Transportation, Inc.	205,062
3,800	Knoll, Inc.	50,768
3,500	Knology, Inc.(b)	39,725
6,000	Knot, Inc. (The)(b)	87,840
20,958	Kopin Corp.(b)	70,628
2,700	Koppers Holdings, Inc.	90,342
6,300	Korn/Ferry International(b)	101,367
9,724	Kosan Biosciences, Inc.(b)	26,255
36,600	Kratos Defense & Security Solutions, Inc.(b)	81,252
11,800	Krispy Kreme Doughnuts, Inc.(b)	32,450
4,100	Kronos Worldwide, Inc.	79,786
9,437	Kulicke & Soffa Industries, Inc.(b)	50,865
4,200	KV Pharmaceutical Co - Class A(b)	109,116
10,076	L-1 Indentity Solutions, Inc.(b)	137,134
800	LaBarge, Inc.(b)	11,064
10,700	Laclede Group, Inc. (The)	359,306
2,233	Ladish Co, Inc.(b)	79,249
4,700	Lakeland BanCorp., Inc.	59,455
200	Lakeland Financial Corp.	4,430
94,600	Lancaster Colony Corp.	3,297,756
96,129	Lance, Inc.	1,762,045
1,500	LandAmerica Financial Group, Inc.	78,240
1,300	Landauer, Inc.	61,880

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
5,974	Landec Corp.(b)	$55,678
700	Landry’s Restaurants, Inc.	14,357
75,000	Landstar System, Inc.	3,752,250
5,600	LaSalle Hotel Properties	153,496
26,276	Lattice Semiconductor Corp.(b)	69,631
29,300	Lawson Software, Inc.(b)	254,617
3,270	Layne Christensen Co.(b)	120,663
10,000	La-Z-Boy, Inc.	76,200
2,543	LCA-Vision, Inc.	41,985
6,400	Lear Corp.(b)	187,904
3,653	Learning Tree International, Inc.(b)	65,791
6,900	LECG Corp.(b)	58,581
2,800	Lennox International, Inc.	104,048
22,450	Level 3 Communications, Inc.(b)	77,228
14,300	Lexicon Pharmaceuticals, Inc.(b)	33,891
8,900	Lexington Realty Trust	133,055
2,100	Libbey, Inc.	32,508
1,799	Life Partners Holdings, Inc.	36,484
3,600	Life Time Fitness, Inc.(b)	159,624
4,800	Lifecell Corp.(b)	189,648
1,624	Lifetime Brands, Inc.	19,293
1,700	Lifeway Foods, Inc.(b)	17,459
5,430	Lin TV Corp. - Class A(b)	70,862
12,664	Lincoln Educational Services Corp.(b)	158,807
5,357	Lincoln Electric Holdings, Inc.	330,259
1,658	Lindsay Corp.	101,171
9,844	Lionbridge Technologies(b)	32,288
500	Lithia Motors, Inc. - Class A	7,645
3,900	Littelfuse, Inc.(b)	118,521
10,400	Live Nation, Inc.(b)	113,360
18,200	LKQ Corp.(b)	325,598
5,500	LMI Aerospace, Inc.(b)	110,990
2,889	Lodgenet Entertainment Corp.(b)	43,595
12,200	Lodgian, Inc.(b)	106,628
2,500	LoJack Corp.(b)	30,850
6,900	Longs Drug Stores Corp.	317,469
6,700	LoopNet, Inc.(b)	94,537
4,124	Loral Space & Communications, Inc.(b)	109,616
14,100	Louisiana-Pacific Corp.	215,307
2,300	LSB Industries, Inc.(b)	63,411
10,598	LSI Industries, Inc.	130,143
12,900	LTX Corp.(b)	34,830
12,972	Luby’s, Inc.(b)	122,845
2,000	Lufkin Industries, Inc.	105,740
154,995	Luminex Corp.(b)	2,320,275
4,000	M&F Worldwide Corp.(b)	156,320
1,200	M/I Homes, Inc.	17,904
2,420	Macatawa Bank Corp.	25,894
8,533	Macrovision Corp.(b)	143,269

Shares		Value
UNITED STATES (continued)
6,700	Magellan Health Services, Inc.(b)	$293,058
5,840	Magma Design Automation, Inc.(b)	66,576
3,400	Maguire Properties, Inc.	93,772
2,600	Maidenform Brands, Inc.(b)	32,240
9,256	MainSource Financial Group, Inc.	143,190
3,400	Manhattan Associates, Inc.(b)	84,286
3,100	Mannatech, Inc.	18,972
2,700	MannKind Corp.(b)	21,330
2,400	Mantech International Corp - Class A(b)	98,160
5,529	Marchex, Inc. - Class B	43,900
1,900	Marcus Corp.	33,649
6,000	Marine Products Corp.	54,540
3,400	MarineMax, Inc.(b)	52,598
10,300	Mariner Energy, Inc.(b)	258,118
5,700	MarketAxess Holdings, Inc.(b)	53,865
1,435	Markwest Hydrocarbon, Inc.	89,788
2,545	Marlin Business Services Corp.(b)	27,206
31,000	Martek Biosciences Corp.(b)	883,500
10,800	Marten Transport Ltd.(b)	183,708
4,400	Marvel Entertainment, Inc.(b)	124,080
7,300	Massey Energy Co.	271,414
10,400	Mastec, Inc.(b)	86,840
3,200	Material Sciences Corp.(b)	20,736
10,600	Matria Healthcare, Inc.(b)	305,916
4,100	Matrix Service Co.(b)	73,882
79,893	Matthews International. Corp. - Class A	3,904,371
25,715	Mattson Technology, Inc.(b)	146,576
4,000	Maui Land & Pineapple Co., Inc.(b)	110,000
3,400	MAXIMUS, Inc.	119,952
3,100	Maxwell Technologies, Inc.(b)	26,629
7,289	Maxygen, Inc.(b)	54,740
5,386	MB Financial, Inc.	167,505
2,056	MBT Financial Corp.	19,224
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(b)	37,484
8,000	MCG Capital Corp.	105,440
4,700	Mcgrath Rentcorp	109,463
6,400	McMoRan Exploration Co.(b)	100,736
7,400	Meadowbrook Insurance Group, Inc.(b)	68,080
18,096	Medarex, Inc.(b)	180,779
10,532	Medcath Corp.(b)	262,036
2,700	Media General, Inc. Class A	51,354
8,687	Mediacom Communications Corp. - Class A(b)	43,088
3,600	Medical Action Industries, Inc.(b)	60,192
7,500	Medicines Co. (The)(b)	128,400
7,500	Medicis Pharmaceutical Corp. - Class A	152,325

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
1,400	Medis Technologies Ltd.(b).	$14,350
1,100	Medivation, Inc.(b)	17,600
3,800	Men’s Wearhouse, Inc.	96,862
6,200	Mentor Corp.	214,644
15,900	Mentor Graphics Corp.(b)	131,175
6,100	Mercury Computer Systems, Inc.(b)	50,630
6,751	Meridian Bioscience, Inc.	212,049
44,200	Meridian Resource Corp.(b)	73,814
13,500	Merit Medical Systems, Inc.(b)	217,080
939	Merrill Lynch & Co., Inc.	52,960
6,700	Mesa Air Group, Inc.(b)	23,517
4,300	Metal Management, Inc.	213,624
6,300	Metalico, Inc.(b)	65,772
75,000	Metavante Technologies, Inc.(b)	1,661,250
5,414	Methode Electronics, Inc.	65,618
2,600	MGE Energy, Inc.	85,176
300	MGP Ingredients, Inc.	2,847
2,200	Michael Baker Corp.(b)	75,306
5,950	Micrel, Inc.	36,295
4,700	Micros Systems, Inc.(b)	289,426
9,206	Microsemi Corp.(b)	209,160
100	MicroStrategy, Inc. - Class A(b)	7,292
19,200	Microtune, Inc.(b)	112,128
3,600	Microvision, Inc.(b)	9,342
2,200	Micrus Endovascular Corp.(b)	42,262
1,800	Mid-America Apartment Communities, Inc.	82,458
1,900	Midas, Inc.(b)	33,440
1,000	Middleby Corp.(b)	59,610
2,100	Middlesex Water Co.	38,745
13,000	Midway Games, Inc.(b)	28,470
3,580	Midwest Banc Holdings, Inc.	41,063
2,200	Miller Industries, Inc.(b)	29,260
4,600	Mine Safety Appliances Co.	205,298
2,300	Minerals Technologies, Inc.	125,120
1,900	Minrad International, Inc.(b)	4,978
381,561	MIPS Technologies, Inc.(b)	1,697,946
1,600	Mission West Properties	15,200
10,081	MKS Instruments, Inc.(b)	187,507
7,400	Mobile Mini, Inc.(b)	112,480
3,800	Modine Manufacturing Co.	58,672
480	Moldflow Corp.(b)	6,269
5,200	Molina Healthcare, Inc.(b)	177,372
5,500	Monaco Coach Corp.	55,935
4,400	Monarch Casino & Resort, Inc.(b)	94,028
3,200	MoneyGram International, Inc.	17,088
400	Monmouth REIT - Class A	3,228
2,020	Monogram Biosciences, Inc.(b)	2,707
4,411	Monolithic Power Systems, Inc.(b)	68,988
10,746	Monro Muffler, Inc.	198,801
5,600	Moog, Inc. - Class A.(b)	257,824
3,100	Morgans Hotel Group Co.(b)	45,167

Shares		Value
UNITED STATES (continued)
1,300	Morningstar, Inc.(b)	$85,865
3,600	Morton’s Restaurant Group, Inc.(b)	26,388
8,500	MoSys, Inc.(b)	30,855
3,218	Movado Group, Inc.	77,940
26,800	Move, Inc.(b)	64,320
677	Movie Gallery, Inc.(b)	14
19,900	MPS Group, Inc.(b)	199,995
28,404	MRV Communications, Inc.(b)	50,275
11,900	MSC.Software Corp.(b)	154,462
7,500	MTC Technologies, Inc.(b)	176,925
5,300	MTR Gaming Group, Inc.(b)	34,132
2,900	MTS Systems Corp.	97,469
5,200	Mueller Industries, Inc.	145,600
5,453	Mueller Water Products, Inc. - Class B	46,787
12,993	Multimedia Games, Inc.(b)	100,436
4,300	MWI Veterinary Supply, Inc.(b)	164,389
6,700	Myers Industries, Inc.	78,725
6,700	Myriad Genetics, Inc.(b)	288,167
9,600	Nabi Biopharmaceuticals(b)	33,888
785	NACCO Industries, Inc. - Class A	78,547
3,500	Nanometrics, Inc.(b)	21,070
3,600	Nara Bancorp, Inc.	43,776
1,900	Nash Finch Co.	67,792
4,211	Nastech Pharmaceutical Co., Inc.(b)	9,938
2,700	NATCO Group, Inc. - Class A(b)	123,606
9,120	National Beverage Corp.	64,752
9,554	National City Corp.	169,966
36,200	National Financial Partners Corp.	1,306,820
1,600	National Healthcare Corp.	80,176
75,000	National Instruments Corp.	2,014,500
3,500	National Interstate Corp.	99,365
5,648	National Penn Bancshares, Inc.	97,767
8,072	National Retail Properties, Inc.	183,396
6,000	Natural Gas Services Group, Inc.(b)	103,800
4,943	Natus Medical, Inc.(b)	85,020
3,500	Nautilus, Inc.	16,275
8,500	Navigant Consulting, Inc.(b)	100,640
63,324	Navigators Group, Inc.(b)	3,655,695
6,900	Navistar International Corp.(b)	340,968
6,000	NBT Bancorp, Inc.	135,480
8,800	NBTY, Inc.(b)	213,136
4,300	NCI Building Systems, Inc.(b)	123,668
1,000	NCI, Inc. - Class A(b)	15,500
3,267	Neogen Corp.(b)	78,375
2,400	Neopharm, Inc.(b)	1,320
6,600	NetFlix, Inc.(b)	165,990
5,229	Netgear, Inc.(b)	139,405
3,600	Netlogic Microsystems, Inc.(b)	93,600
16,000	Netscout Systems, Inc.(b)	156,960

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
9,600	Network Equipment Technologies, Inc.(b)	$71,424
10,200	Neurocrine Biosciences, Inc.(b)	54,978
9,600	Neurogen Corp.(b)	19,008
55,000	NeuStar, Inc.(b)	1,634,050
4,800	New Jersey Resources Corp.	225,072
1,896	New York Community Bancorp, Inc.	35,171
8,600	NewAlliance Bancshares, Inc.	105,780
3,800	NewMarket Corp.	204,744
18,777	Newpark Resources, Inc.(b)	91,444
8,760	Newport Corp.(b)	91,980
11,402	NexCen Brands, Inc.(b)	48,344
25,733	NIC, Inc.	183,991
5,400	Nicor, Inc.	221,400
2,602	Nighthawk Radiology Holdings, Inc.(b)	41,372
24,100	NL Industries	271,125
2,440	NN, Inc.	20,642
2,800	Noble International Ltd.	35,560
6,600	Nordson Corp.	329,208
9,052	Northwest Bancorp, Inc.	262,961
2,700	Northwest Natural Gas Co.	127,818
900	Northwest Pipe Co.(b)	37,296
165	NorthWestern Corp.	4,768
7,300	Novatel Wireless, Inc.(b)	116,800
30,700	Novavax, Inc.(b)	95,784
3,639	Noven Pharmaceuticals, Inc.(b)	48,872
5,006	NPS Pharmaceuticals, Inc.(b)	19,774
6,500	Nu Skin Enterprises, Inc. - Class A	106,795
26,829	Nuance Communications, Inc.(b)	426,313
5,500	Nuco2, Inc.(b)	155,155
6,050	Nutri/System, Inc.(b)	173,151
53,850	NuVasive, Inc.(b)	2,122,228
1,146	Nuvelo, Inc.(b)	1,719
4,900	NxStage Medical, Inc.(b)	59,486
2,800	Oceaneering International, Inc.(b)	161,224
2,207	OceanFirst Financial Corp.	36,967
3,900	O’Charleys, Inc.	54,093
14,700	Ocwen Financial Corp.(b)	91,728
8,700	Odyssey HealthCare, Inc.(b)	76,647
4,100	Odyssey Marine Exploration, Inc.(b)	20,664
9,500	Odyssey Re Holdings Corp.	360,810
9,400	Oil States International, Inc.(b)	329,564
6,400	Old Dominion Freight Line(b)	186,560
8,900	Old National Bancorp	149,520
2,500	Old Second Bancorp, Inc.	70,000
9,900	Olin Corp.	202,851
1,000	Olympic Steel, Inc.	33,790
3,800	OM Group, Inc.(b)	218,044
1,870	Omega Financial Corp.	56,979
5,500	Omnicell, Inc.(b)	137,940

Shares		Value
UNITED STATES (continued)
1,960	Omniture, Inc.(b)	$48,451
11,100	Omnivision Technologies, Inc.(b)	157,176
9,400	Omnova Solutions, Inc.(b)	43,052
2,900	Omrix Biopharmaceuticals, Inc.(b)	67,454
4,600	On Assignment, Inc.(b)	25,576
34,610	ON Semiconductor Corp.(b)	224,273
1,500	One Liberty Properties, Inc.	25,950
5,800	Online Resources Corp.(b)	59,218
3,100	Onyx Pharmacueticals, Inc.(b)	147,343
13,916	Openwave Systems, Inc.	28,806
3,900	Opnet Technologies, Inc.(b)	35,451
16,565	OraSure Technologies, Inc.(b)	131,029
12,400	Orbital Sciences Corp.(b)	288,920
200	Ormat Technologies, Inc.	8,694
1,800	Orthovita, Inc.(b)	5,346
3,400	OSI Pharmaceuticals, Inc.(b)	135,592
3,100	OSI Systems, Inc.(b)	72,323
3,961	Otter Tail Corp.	129,010
2,400	Overstock.com, Inc.(b)	25,032
5,400	Owens & Minor, Inc.	223,128
2,929	Oxford Industries, Inc.	66,693
800	OYO Geospace Corp.(b)	42,272
5,786	Pacific Capital Bancorp	124,399
12,800	Pacific Sunwear Of California(b)	142,336
4,700	Packeteer, Inc.(b)	23,312
4,500	PAETEC Holding Corp.(b)	42,795
8,500	Pain Therapeutics, Inc.(b)	73,610
11,344	Palm Harbor Homes, Inc.(b)	84,967
19,600	Palm, Inc.	106,232
1,994	Palomar Medical Technologies, Inc.(b)	28,753
6,900	Panacos Pharmaceuticals, Inc.(b)	3,450
75,000	Panera Bread Co. - Class A(b)	2,833,500
3,800	Pantry, Inc. (The)(b)	110,428
2,400	Papa John’s International, Inc.(b)	60,696
6,500	Parallel Petroleum Corp.(b)	90,220
8,589	Parametric Technology(b)	141,289
4,500	Parexel International Corp.(b)	244,845
10,100	Park Electrochemical Corp.	239,168
2,100	Park National Corp.	151,200
16,837	Parker Drilling Co.(b)	117,017
3,500	Parkervision, Inc.(b)	38,815
5,626	Park-Ohio Holdings Corp.(b)	125,797
2,500	Parkway Properties, Inc.	89,800
512	Patriot Capital Funding, Inc.	5,847
13,300	PC Connection, Inc.(b)	167,447
1,400	PC Mall, Inc.(b)	13,160
4,814	PC-Tel, Inc.(b)	30,184
13,980	PDF Solutions, Inc.(b)	120,787
1,616	PDI, Inc.(b)	13,138
6,200	PDL BioPharma, Inc.(b)	92,566

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
900	Peapack Gladstone Financial Corp.	$21,987
4,942	Peet’s Coffee & Tea, Inc.(b)	108,427
17,900	Pegasystems, Inc.	175,599
2,100	Penford Corp.	46,977
4,600	Penn Virginia Corp.	196,006
6,000	Pennsylvania Real Estate Investment Trust	159,900
15,400	Penske Auto Group, Inc.	279,664
1,400	Penwest Pharmaceuticals Co.(b)	7,126
1,500	Peoples Bancorp, Inc.	35,430
500	PeopleSupport, Inc.(b)	6,255
5,800	PEP Boys - Manny Moe & Jack	63,394
7,100	Perficient, Inc.(b)	98,619
4,681	Performance Food Group Co.(b)	148,060
6,390	Pericom Semiconductor Corp.(b)	86,648
5,700	Perini Corp.(b)	199,215
17,600	Perot Systems Corp. - Class A(b)	213,664
11,100	Perrigo Co.	342,324
2,916	Perry Ellis International, Inc.(b)	51,176
4,800	PetMed Express, Inc.(b)	59,280
14,440	PetroHawk Energy Corp.(b)	227,430
3,643	Petroleum Development Corp.(b)	209,472
23,900	Petroquest Energy, Inc.(b)	308,788
2,700	PFF Bancorp, Inc.	33,777
9,400	PharmaNet Development Group, Inc.(b)	383,144
2,159	Pharmerica Corp.(b)	32,040
5,800	Pharmion Corp.(b)	399,910
3,700	Phase Forward, Inc.(b)	63,825
8,500	PHH Corp.(b)	159,715
6,100	PHI, Inc.(b)	189,283
75,000	Philadelphia Consolidated Holding Co.(b)	2,685,000
7,850	Phillips-Van Heusen	330,799
15,300	Phoenix Cos., Inc. (The)	165,699
5,417	Phoenix Technologies Ltd.(b)	82,338
10,072	Photronics, Inc.(b)	122,778
3,500	Pico Holdings, Inc.(b)	115,885
5,400	Piedmont Natural Gas Co.	135,378
43,700	Pier 1 Imports, Inc.(b)	299,345
3,100	Pike Electric Corp.(b)	51,305
5,300	Pilgrim’s Pride Corp.	129,479
7,400	Pinnacle Airlines Corp.(b)	99,456
11,200	Pinnacle Entertainment, Inc.(b)	204,400
2,500	Pinnacle Financial Partners, Inc.(b)	55,875
4,100	Pioneer Drilling Co.(b)	42,681
600	Piper Jaffray Cos.(b)	28,428
6,400	Plantronics, Inc.	122,240
14,000	Playboy Enterprises, Inc. - Class B(b)	118,720

Shares		Value
UNITED STATES (continued)
10,800	Plexus Corp.(b)	$243,972
43,300	Plug Power, Inc.(b)	118,642
14,200	PLX Technology, Inc.(b)	99,684
7,384	PMA Capital Corp. – Class A(b)	59,367
31,200	PMC - Sierra, Inc.(b)	146,328
10,700	PNM Resources, Inc.	206,724
3,176	Polaris Industries, Inc.	137,965
13,160	Polycom, Inc.(b)	332,290
20,500	PolyOne Corp.(b)	126,280
2,900	Portfolio Recovery Associates, Inc.	105,444
2,600	Portland General Electric Co.	64,064
2,993	Possis Medical, Inc.(b)	41,842
7,700	Post Properties, Inc.	325,479
5,501	Powell Industries, Inc.(b)	218,390
2,600	Power Integrations, Inc.(b)	66,248
22,746	Power-One, Inc.(b)	52,088
21,118	Powerwave Technologies, Inc.(b)	80,248
5,917	Pozen, Inc.(b)	72,424
900	Preferred Bank Los Angeles, CA	19,827
4,241	Premier Exibitions, Inc.(b)	25,785
13,100	Premiere Global Services, Inc.(b)	159,689
1,700	Pre-Paid Legal Services, Inc.(b)	94,435
5,520	Presidential Life Corp.	101,237
18,104	Presstek, Inc.(b)	89,796
2,200	Prestige Brands Holdings. Inc.(b)	16,434
3,500	Priceline.com, Inc.(b)	379,820
6,200	Pricesmart, Inc.	176,452
4,767	Princeton Review, Inc.(b)	37,612
40,000	PrivateBancorp, Inc.	1,472,000
6,000	ProAssurance Corp.(b)	346,200
3,886	Progenics Pharmaceuticals, Inc.(b)	63,497
6,100	Progress Software Corp.(b)	180,072
5,300	Progressive Gaming International Corp.(b)	13,038
53,100	Prosperity Bancshares, Inc.	1,526,625
5,726	Providence Service Corp. (The)(b)	169,089
6,331	Provident Bankshares Corp.	131,242
700	Provident Financial Holdings, Inc.	11,277
8,600	Provident Financial Services, Inc.	118,250
20,617	Provident New York Bancorp	284,515
3,200	PS Business Parks, Inc.	160,800
9,332	PSS World Medical, Inc.(b)	161,350
6,200	Psychiatric Solutions, Inc.(b)	187,054
5,716	QAD, Inc.	50,701
3,090	QC Holdings, Inc.	32,476
1,400	Quaker Chemical Corp.	28,000
1,900	Quality Systems, Inc.	57,741
4,900	Quanex Corp.	256,809

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
31,262	Quanta Services, Inc.(b)	$685,263
71,700	Quantum Corp.(b)	164,910
11,000	Quest Resource Corp.(b)	81,510
17,800	Quest Software, Inc.(b)	266,110
3,000	Questcor Pharmaceuticals, Inc.(b)	16,050
9,364	Quidel Corp.(b)	147,670
15,800	Quiksilver, Inc.(b)	150,574
4,300	Rackable Systems, Inc.(b)	35,948
5,400	Radiant Systems, Inc.(b)	65,664
1,700	Radiation Therapy Services, Inc.(b)	49,181
1,200	Radio One, Inc. - Class A(b)	1,872
16,610	Radio One, Inc. - Class D(b)	26,576
6,000	Radisys Corp.(b)	81,540
4,286	RadNet, Inc.(b)	38,617
1,600	Radyne Corp.(b)	13,840
5,000	Ralcorp Holdings, Inc.(b)	272,050
2,500	Rambus, Inc.(b)	48,650
2,400	Ramco-Gershenson Properties	53,520
2,887	Raven Industries, Inc.	86,668
62,200	RBC Bearings, Inc.(b)	1,862,268
3,539	RC2 Corp.(b)	66,462
6,100	RCN Corp.(b)	71,065
34,853	RealNetworks, Inc.(b)	203,193
5,976	Red Robin Gourmet Burgers, Inc.(b)	208,443
1,575	Reddy Ice Holdings, Inc.	35,327
5,000	Regal-Beloit Corp.	189,600
10,663	Regeneration Technologies, Inc.(b)	85,304
12,490	Regeneron Pharmaceuticals, Inc.(b)	253,297
82,400	Regis Corp.	2,087,192
8,700	RehabCare Group, Inc.(b)	182,613
3,696	Renaissance Learning, Inc.	50,931
10,522	Renasant Corp.	220,646
1,200	Renovis, Inc.(b)	3,144
10,524	Rent-A-Center, Inc.(b)	179,960
14,700	Rentech, Inc.(b)	19,698
9,400	Republic Airways Holdings, Inc.(b)	187,624
14,200	Res-Care, Inc.(b)	317,654
3,000	Resource America, Inc. - Class A	38,040
4,300	Resources Connection, Inc.	89,999
7,500	Restoration Hardware, Inc.(b)	31,800
8,100	Retail Ventures, Inc.(b)	53,946
9,972	Revlon, Inc. - Class A(b)	10,869
56,149	RF Micro Devices, Inc.(b)	181,361
6,800	Rigel Pharmaceuticals, Inc.(b)	187,204
199,000	RightNow Technologies, Inc.(b)	2,035,770
2,900	Rimage Corp.(b)	67,686
29,800	RLI Corp.	1,680,720
3,100	Robbins & Myers, Inc.	205,468
6,300	Rock-Tenn Co. - Class A	180,117

Shares		Value
UNITED STATES (continued)
1,726	Rockville Financial, Inc.	$19,573
9,800	Rockwood Holdings, Inc.(b)	287,728
6,600	Rofin-Sinar Technologies, Inc.(b)	280,566
3,300	Rogers Corp.(b)	102,993
8,850	Rollins, Inc.	157,442
8,297	Rosetta Resources, Inc.(b)	145,446
4,000	Royal Gold, Inc.	120,240
17,550	RPC, Inc.	189,189
4,343	RTI International Metals, Inc.(b)	239,951
4,500	Ruby Tuesday, Inc.	34,605
8,800	Ruddick Corp.	299,904
6,000	Rudolph Technologies, Inc.(b)	61,500
1,800	Rural Cellular Corp. - Class A(b)	79,470
12,900	Rush Enterprises, Inc. - Class A(b)	216,462
4,300	Russ Berrie & Co., Inc.(b)	62,049
3,100	S & T Bancorp, Inc.	96,441
13,936	S1 Corp.(b)	78,878
23,500	Safeguard Scientifics, Inc.(b)	45,120
8,000	Safety Insurance Group, Inc.	312,160
5,200	Saga Communications, Inc. - Class A(b)	30,316
3,400	Saia, Inc.(b)	47,974
4,505	Salem Communications Corp. - Class A	16,984
5,304	Salix Pharmaceuticals Ltd.(b)	36,863
3,501	Sanders Morris Harris Group, Inc.	33,505
3,600	Sanderson Farms, Inc.	120,996
2,699	Sandy Spring Bancorp, Inc.	80,835
5,600	Sangamo Biosciences, Inc.(b)	64,120
6,000	Santarus, Inc.(b)	13,380
10,300	Sapient Corp.(b)	72,203
4,800	Sauer-Danfoss, Inc.	103,632
3,248	Saul Centers, Inc.	166,395
11,100	Savient Pharmaceuticals, Inc.(b)	214,785
7,700	SBA Communications Corp. - Class A(b)	227,997
2,900	Scansource, Inc.(b)	91,814
213,280	Schawk, Inc.	3,062,701
3,100	Schnitzer Steel Industries, Inc. - Class A	175,646
6,500	Scholastic Corp.(b)	222,755
2,600	School Specialty, Inc.(b)	84,396
6,001	Schulman (A.), Inc.	122,360
7,776	Schweitzer-Mauduit International, Inc.	185,380
987	Sciclone Pharmaceuticals, Inc.(b)	2,004
6,500	Sciele Pharma, Inc.(b)	155,480
300	SeaBright Insurance Holdings, Inc.(b)	4,407

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
100	Seachange International, Inc.(b)	$702
3,200	Seacoast Banking Corp. of Florida	39,872
7,616	Seattle Genetics, Inc.(b)	69,763
16,100	Secure Computing Corp.(b)	144,095
4,500	Select Comfort Corp.(b)	35,370
8,400	Selective Insurance Group	200,844
8,600	Semitool, Inc.(b)	75,508
11,272	Semtech Corp.(b)	143,943
5,500	Senior Housing Properties Trust	123,145
2,060	Senomyx, Inc.(b)	13,411
161,300	Sensient Technologies Corp.	4,284,128
4,800	Sequenom, Inc.(b)	39,792
129	SeraCare Life Sciences, Inc.(b)	774
12,300	Shaw Group, Inc. (The)(b)	694,950
4,200	Shenandoah Telecommuni- cations Co.	76,734
4,200	Shiloh Industries, Inc.(b)	33,306
3,300	Shoe Carnival, Inc.(b)	48,774
2,370	SI International, Inc.(b)	64,772
1,800	Sierra Bancorp	42,012
3,185	Sigma Designs, Inc.(b)	144,026
4,225	Signature Bank(b)	141,580
6,400	Silgan Holdings, Inc.	303,104
11,258	Silicon Image, Inc.(b)	49,760
8,700	Silicon Laboratories, Inc.(b)	271,788
23,420	Silicon Storage Technology, Inc.(b)	66,513
2,336	Simmons First National Corp. - Class A	66,226
7,850	Simpson Manufacturing Co., Inc.	216,268
5,105	Sinclair Broadcast Group, Inc. - Class A	45,945
2,200	SiRF Technology Holdings, Inc.(b)	33,682
7,400	Sirona Dental Systems, Inc.(b)	204,462
15,400	SIRVA, Inc.(b)	1,694
20,500	Six Flags, Inc.(b)	39,975
2,800	SJW Corp.	84,644
6,000	Skechers U.S.A., Inc. - Class A(b)	120,120
1,200	Skyline Corp.	34,956
9,380	Skywest, Inc.	244,068
29,400	Skyworks Solutions, Inc.(b)	236,670
4,700	Smith & Wesson Holding Corp.(b)	22,325
2,000	Smith Micro Software, Inc.(b)	15,060
800	Somanetics Corp.(b)	21,440
1,900	Somaxon Pharmaceuticals, Inc.(b)	7,847
5,900	Sonic Automotive, Inc. - Class A	118,295
4,200	Sonic Corp.(b)	93,156
13,200	Sonic Innovations, Inc.(b)	82,896
7,000	Sonic Solutions, Inc.(b)	62,720

Shares		Value
UNITED STATES (continued)
32,229	SonicWALL, Inc.(b)	$282,971
58,200	SonoSite, Inc.(b)	2,027,106
20,756	Sonus Networks, Inc.(b)	84,892
8,800	Sotheby’s	273,416
6,142	Source Interlink Cos., Inc.(b)	13,267
6,600	SourceForge, Inc.(b)	11,682
8,800	South Financial Group, Inc. (The)	152,064
4,800	South Jersey Industries, Inc.	168,144
300	Southside Bancshares, Inc.	6,219
2,500	Southwest Bancorp, Inc.	43,975
4,200	Southwest Gas Corp.	119,910
4,972	Southwest Water Co.	56,880
3,300	Sovran Self Storage, Inc.	130,746
6,800	Spanish Broadcasting System, Inc. - Class A(b)	12,308
4,275	Spartan Motors, Inc.	38,347
5,200	Spartan Stores, Inc.	91,416
6,300	Spartech Corp.	92,799
5,400	Spectranetics Corp.(b)	67,392
3,000	Spectrum Control, Inc.(b)	27,510
8,500	Speedway Motorsports, Inc.	257,975
13,801	Spherion Corp.(b)	92,191
3,630	SPSS, Inc.(b)	119,972
7,900	SRA International, Inc. - Class A(b)	216,697
7,100	St. Mary Land & Exploration Co.	250,133
5,100	Stage Stores, Inc.	61,047
5,384	Staktek Holdings, Inc.(b)	9,584
4,586	Stamps.com, Inc.(b)	48,428
4,900	Standard Microsystems Corp.(b)	146,608
2,200	Standard Parking Corp.(b)	42,614
5,414	Standard Register Co. (The)	52,624
2,000	Standex International Corp.	36,380
1,200	Star Scientific, Inc.(b)	1,800
2,950	State Auto Financial Corp.	82,394
1,281	State Bancorp, Inc.	16,525
7,800	Steak N Shake Co. (The)(b)	68,172
11,600	STEC, Inc.(b)	86,188
5,400	Stein Mart, Inc.	34,506
4,000	Steinway Musical Instruments	101,080
1,900	Stepan Co.	56,810
5,205	Stereotaxis, Inc.(b)	36,331
9,100	STERIS Corp.	225,498
3,000	Sterling Bancorp	42,930
74,896	Sterling Bancshares, Inc.	751,207
1,200	Sterling Construction Co., Inc.(b)	24,612
6,389	Sterling Financial Corp./WA.	113,660
3,250	Steven Madden Ltd.(b)	55,478
565,100	Stewart Enterprises, Inc. - Class A	4,023,512
2,529	Stewart Information Services Corp.	86,568
3,100	Stifel Financial Corp.(b)	134,385

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
17,000	Stillwater Mining Co.(b)	$177,140
5,200	Stone Energy Corp.(b)	213,200
29,200	Stratasys, Inc.(b)	645,320
6,500	Strategic Hotels & Resorts, Inc.	93,275
1,100	Strayer Education, Inc.	189,838
3,800	Sturm Ruger & Co., Inc.(b)	34,086
1,404	Suffolk Bancorp	42,864
10,800	Sulphco, Inc.(b)	32,832
2,625	Sun Bancorp, Inc.(b)	38,010
2,900	Sun Communities, Inc.	56,057
6,500	Sun Healthcare Group, Inc.(b)	111,995
2,000	Sun Hydraulics Corp.	46,000
9,100	Sunrise Senior Living, Inc.(b)	261,261
7,300	Sunstone Hotel Investors, Inc.	121,472
10,591	SuperGen, Inc.(b)	34,738
6,000	Superior Bancorp(b)	34,740
7,900	Superior Energy Services, Inc.(b)	316,711
4,506	Superior Essex, Inc.(b)	108,369
3,700	Superior Industries International, Inc.	67,414
42,300	Superior Well Services, Inc.(b)	824,427
2,775	Supertex, Inc.(b)	54,723
9,100	SupportSoft, Inc.(b)	33,124
7,113	SureWest Communications	109,967
1,333	SurModics, Inc.(b)	58,199
11,379	Susquehanna Bancshares, Inc.	241,462
4,600	SVB Financial Group(b)	222,640
5,686	Swift Energy Co.(b)	245,351
2,152	SY Bancorp, Inc.	55,866
48,294	Sycamore Networks, Inc.(b)	163,234
9,442	SYKES Enterprises, Inc.(b)	149,089
11,111	Symmetricom, Inc.(b)	48,555
1,700	Symmetry Medical, Inc.(b)	30,940
3,100	Syms Corp.	36,580
1,600	Symyx Technologies, Inc.(b)	10,496
4,330	Synaptics, Inc.(b)	114,745
12,400	Syniverse Holdings, Inc.(b)	195,796
15,500	SYNNEX Corp.(b)	330,150
6,100	Synovis Life Technologies, Inc.(b)	95,770
9,600	Syntax-Brillian Corp.(b)	22,656
4,200	Syntel, Inc.	124,446
800	Syntroleum Corp.(b)	800
17,800	Systemax, Inc.	245,996
1,800	T-3 Energy Services, Inc.(b)	80,982
10,100	Take-Two Interactive Software, Inc.(b)	166,044
5,800	Talbots, Inc.	56,086
3,300	Tanger Factory Outlet Centers	123,981
4,920	Taser International, Inc.(b)	56,531
9,200	Taubman Centers, Inc.	461,380
1,401	Taylor Capital Group, Inc.	27,446
2,338	Team, Inc.(b)	70,257
7,600	Tech Data Corp.(b)	261,288
25,000	Techne Corp.(b)	1,625,000

Shares		Value
UNITED STATES (continued)
8,700	Technitrol, Inc.	$197,142
2,900	Techwell, Inc.(b)	30,189
3,800	Tecumseh Products Co. - Class A(b)	88,616
1,310	Tejon Ranch Co.(b)	49,544
12,500	Tekelec(b)	149,875
3,800	Teledyne Technologies, Inc.(b)	196,194
9,737	TeleTech Holdings, Inc.(b)	192,111
4,500	Tempur-Pedic International, Inc.	89,190
3,500	Tennant Co.	115,465
8,800	Tenneco, Inc.(b)	232,936
7,987	Tercica, Inc.(b)	53,034
16,000	Terra Industries, Inc.(b)	721,120
9,300	Terremark Worldwide, Inc.(b)	52,638
20,300	TerreStar Corp.(b)	106,575
8,455	Tetra Tech, Inc.(b)	166,479
161,300	Tetra Technologies, Inc.(b)	2,524,345
7,000	Texas Capital Bancshares, Inc.(b)	122,010
3,300	Texas Industries, Inc.	187,011
1,800	Theravance, Inc.(b)	35,514
3,400	TheStreet.com, Inc.	37,740
5,334	Third Wave Technologies, Inc.(b)	43,419
9,206	Thor Industries, Inc.	325,156
9,800	Thoratec Corp.(b)	156,800
5,250	THQ, Inc.(b)	94,552
290,902	TIBCO Software, Inc.(b)	2,164,311
2,500	TierOne Corp.	50,300
9,600	Time Warner Telecom, Inc. - Class A(b)	167,808
4,400	Titan International, Inc.	125,356
9,900	Tivo, Inc.(b)	86,823
3,750	TNS, Inc.(b)	66,262
1,210	Tompkins Financial Corp.	50,941
3,987	Tootsie Roll Industries, Inc.	99,595
3,200	Toro Co.	157,888
5,500	Tractor Supply Co.(b)	211,970
6,557	TradeStation Group, Inc.(b)	71,471
12,900	Transmeridian Exploration, Inc.(b)	17,802
1,100	Travelzoo, Inc.(b)	17,424
9,000	TRC Cos., Inc.(b)	61,110
7,600	Tredegar Corp.	105,336
600	Treehouse Foods, Inc.(b)	12,522
2,400	Trex Co., Inc.(b)	19,800
1,975	Triad Guaranty, Inc.(b)	13,805
2,400	Triarc Cos., Inc. - Class A	22,680
2,100	Trico Bancshares	37,485
3,100	Trico Marine Services, Inc.(b)	99,479
9,880	Trident Microsystems, Inc.(b)	49,696
1,210	Trimble Navigation Ltd.(b)	32,004
4,503	Trimeris, Inc.(b)	28,774
10	Triple Crown Media, Inc.(b)	49
28,756	Triquint Semiconductor, Inc.(b)	136,303

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,600	Triumph Group, Inc.	$194,400
1,200	Tri-Valley Corp.(b)	8,484
4,220	Trizetto Group, Inc.(b)	82,374
3,400	True Religion Apparel, Inc.(b)	63,410
6,100	TrueBlue, Inc.(b)	87,047
10,059	Trustco Bank Corp.	103,608
8,775	Trustmark Corp.	201,913
20,900	TTM Technologies, Inc.(b)	212,553
5,800	Tuesday Morning Corp.	35,032
5,100	Tupperware Brands Corp.	188,700
1,800	TurboChef Technologies, Inc.(b)	18,450
1,800	Tutogen Medical, Inc.(b)	17,334
4,000	Tween Brands, Inc.(b)	128,120
1,800	Twin Disc, Inc.	27,252
16,870	TXCO Resources, Inc.(b)	213,406
9,100	Tyler Technologies, Inc.(b)	121,758
4,100	UAP Holding Corp.	157,194
111,900	UCBH Holdings, Inc.	1,580,028
3,875	UIL Holdings Corp.	132,331
4,229	Ultimate Software Group, Inc.(b)	114,394
4,400	Ultra Clean Holdings(b)	43,076
3,608	Ultralife Batteries, Inc.(b)	62,166
11,500	Ultratech, Inc.(b)	109,250
6,614	UMB Financial Corp.	278,648
8,639	Umpqua Holdings Corp.	141,680
2,000	Unifirst Corp.	81,680
2,250	Union Bankshares Corp.	43,448
6,000	Union Drilling, Inc.(b)	92,280
4,900	Unisource Energy Corp.	143,962
7,159	United Bankshares, Inc.	230,233
4,000	United Community Banks, Inc.	77,240
5,861	United Community Financial Corp.	36,514
208	United Financial Bancorp, Inc.	2,321
3,700	United Fire & Casualty Co.	123,506
4,949	United Natural Foods, Inc.(b)	118,677
7,800	United Online, Inc.	87,126
9,900	United Rentals, Inc.(b)	180,675
4,514	United Stationers, Inc.(b)	249,444
1,300	United Therapeutics Corp.(b)	109,174
10,030	Universal American Financial Corp.(b)	209,928
2,886	Universal Corp.	143,752
5,000	Universal Display Corp.(b)	80,850
5,208	Universal Electronics, Inc.(b)	124,002
2,311	Universal Forest Products, Inc.	83,658
1,000	Universal Insurance Holdings, Inc.	5,300
79,900	Universal Technical Institute, Inc.(b)	1,188,912
3,200	Universal Truckload Services, Inc.(b)	71,040
1,800	Univest Corp. of Pennsylvania	46,800
5,300	Uranium Resources, Inc.(b)	42,983

Shares		Value
UNITED STATES (continued)
5,100	URS Corp.(b)	$223,890
3,800	Urstadt Biddle Properties, Inc.	58,710
9,300	Urstadt Biddle Properties, Inc. - Class A	143,592
33,510	US Gold Corp.(b)	127,338
1,400	US Physical Therapy, Inc.(b)	18,760
3,955	USA Mobility, Inc.(b)	47,500
700	USANA Health Sciences, Inc.(b)	30,345
8,400	USEC, Inc.(b)	67,788
9,600	U-Store-It Trust.	91,392
150,000	UTi Worldwide, Inc.	2,805,000
15,000	Utstarcom, Inc.(b)	41,550
12,974	Vaalco Energy, Inc.(b)	58,383
5,400	Vail Resorts, Inc.(b)	255,636
16,600	Valeant Pharmaceuticals International(b)	187,912
4,800	Valmont Industries, Inc.	401,760
15,401	Valueclick, Inc.(b)	336,204
7,753	Valuevision Media, Inc. - Class A(b)	48,689
9,600	Varian Semiconductor Equipment Associates, Inc.(b)	309,216
6,800	Varian, Inc.(b)	368,900
7,556	Vector Group Ltd.	139,786
4,100	Vectren Corp.	112,545
8,500	Veeco Instruments, Inc.(b)	120,360
3,700	Ventana Medical Systems, Inc.(b)	329,485
11,975	Verenium Corp.(b)	49,098
2,000	Viad Corp.	53,500
3,800	Viasat, Inc.(b)	78,926
4,000	Vicor Corp.	49,240
7,272	Vignette Corp.(b)	102,317
4,420	Virginia Commerce Bancorp(b)	53,084
10,329	Viropharma, Inc.(b)	91,515
1,700	VistaCare, Inc. - Class A(b)	14,518
14,372	Visteon Corp.(b)	57,488
2,526	Vital Images, Inc.(b)	39,633
6,603	Vital Signs, Inc.	320,246
7,770	Vivus, Inc.(b)	47,086
2,500	Vocus, Inc.(b)	73,550
4,600	Volcano Corp.(b)	50,370
1,900	Volcom, Inc.(b)	38,342
5,400	Volt Information Sciences, Inc.(b)	100,818
3,600	Volterra Semiconductor Corp.(b)	33,048
5,300	Wabash National Corp.	48,707
8,029	Wabtec Corp.	276,117
14,000	Waddell & Reed Financial, Inc. - Class A	464,520
4,100	Walter Industries, Inc.	171,872
7,155	Warnaco Group, Inc. (The)(b)	256,793
28,800	Warren Resources, Inc.(b)	366,336
7,100	Washington Real Estate Investment Trust	223,366

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
2,500	Washington Trust Bancorp, Inc.	$62,275
187,300	Waste Connections, Inc.(b)	5,461,668
7,000	Waste Industries USA, Inc.	253,190
3,000	Watsco, Inc.	110,640
3,600	Watson Wyatt Worldwide, Inc. - Class A	176,940
4,800	Watts Water Technologies, Inc. - Class A	142,512
8,100	Wausau Paper Corp.	72,495
7,714	Wauwatosa Holdings, Inc.(b)	102,596
123,100	WD-40 Co.	4,155,856
6,500	Websense, Inc.(b)	133,250
4,744	Weis Markets, Inc.	177,378
600	Wellman, Inc.	204
9,800	Werner Enterprises, Inc.	199,626
3,683	WesBanco, Inc.	101,135
2,800	West Bancorp, Inc.	35,840
2,200	West Coast Bancorp	33,440
4,400	West Marine, Inc.(b)	37,576
115,200	West Pharmaceutical Services, Inc.	4,504,320
3,200	Westamerica Bancorp	158,464
6,200	Westar Energy, Inc.	151,032
7,100	Westell Technologies, Inc. - Class A(b)	12,851
8,800	Westlake Chemical Corp.	176,880
800	Westmoreland Coal Co.(b)	11,000
7,400	Wet Seal, Inc. (The) - Class A(b)	22,570
6,900	WGL Holdings, Inc.	222,456
35,500	W-H Energy Services, Inc.(b)	1,727,075
51,900	Whiting Petroleum Corp.(b)	2,789,106
1,155	Willow Financial Bancorp, Inc.	10,037
6,501	Wilshire Bancorp, Inc.	51,228
12,500	Wind River Systems, Inc.(b)	104,875
3,000	Winn-Dixie Stores, Inc.(b)	53,160
3,200	Winnebago Industries	67,392
13,500	Winthrop Realty Trust	76,410
3,300	Wintrust Financial Corp.	125,532
5,850	WMS Industries, Inc.(b)	218,790
8,400	Wolverine World Wide, Inc.	212,604
4,325	Woodward Governor Co.	271,524
2,490	World Acceptance Corp.(b)	74,551
4,600	World Fuel Services Corp.	121,716
4,000	World Wrestling Entertainment, Inc. - Class A	59,920
1,900	WorldSpace, Inc. - Class A(b)	2,641
10,900	Worthington Industries, Inc.	178,651
118,100	Wright Express Corp.(b)	3,535,914
94,900	Wright Medical Group, Inc.(b)	2,590,770
2,800	Xenoport, Inc.(b)	171,808
14,439	X-Rite, Inc.(b)	141,069
6,000	Zale Corp.(b)	98,400
3,893	Zep, Inc.	64,312
700	Zhone Technologies, Inc.(b)	728
6,256	Zix Corp.(b)	22,271

Shares		Value
UNITED STATES (continued)
10,100	Zoll Medical Corp.(b)	$269,266
2,600	Zoltek Cos., Inc.(b)	94,900
9,822	Zoran Corp.(b)	115,900
800	Zumiez, Inc.(b)	15,384
3,200	Zygo Corp.(b)	37,536
6,555	Zymogenetics, Inc.(b)	66,140

		416,824,317

Total Common Stocks (Cost $650,609,050)		713,297,872

EXCHANGE TRADED FUNDS — 4.1%

Mutual Fund — 4.1%
24,000	iShares MSCI Brazil Index Fund	1,822,320
742,500	iShares MSCI Japan Index Fund	9,474,300
1,317,400	iShares MSCI Singapore Index Fund	16,032,758
122,700	iShares MSCI South Korea Index Fund	6,941,139

Total Exchange Traded Funds (Cost $25,635,255)		34,270,517

RIGHTS/WARRANTS — 0.0%

Banks — 0.0%
602,250	Bank Pan Indonesia Tbk PT,
	Expires 07/10/09(b)	14,655

Consumer Discretionary — 0.0%
21,743	Beko Elektronik, Expires 02/08/08(b)	435
249,725	Matahari Putra Prima Tbk PT, Expires 07/12/10(b)	1,026

		1,461

Diversified Financials — 0.0%
9,600	Allied Properties HK Ltd., Expires 06/06/09(b)	12,927
1,955	Intermediate Capital Group Plc, Expires 02/06/08(b)	10,110

		23,037

Energy — 0.0%
19,815	GreenergyCapital SpA, Expires 02/26/08(c)	0
1,149	Solon AG, Expires 12/03/08	0

		0

Health Care — 0.0%
1,235	Dechra Pharmaceuticals Plc, Expires 01/08/08(c)	964
4,243	DOV Pharmaceutical, Inc., Expires 12/31/09(b)	42

		1,006

Industrials — 0.0%
50,000	Champion Technology Hldgs., Expires(c)	0

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
Industrials (continued)
12,200	Finnair Oyj, Expires 11/30/09(b)(c)	$12,817
3,375	Goodpack Ltd., Expires 07/16/09(b)	643
2,943	Infratil Ltd., Expires 06/29/12(b)	1,021
5,887	Infratil Ltd., Expires 06/29/12	6,872

		21,353

Materials — 0.0%
360,000	HKC Holdings Ltd., Expires 11/30/09(b)(c)	0
492	Kumho Industries, Expires 02/27/08(b)(c)	0
2,762	Magnesium International Ltd., Expires 05/31/12(b)	64

		64

Real Estate — 0.0%
234,604	Asia Standard International Group Ltd., Expires 08/27/08(b)	0
31,940	Bandar Raya Developments Berhad, Expires 09/26/12(c)	12,833
32,000	Summarecon Agung Tbk PT, Expires 06/21/10(b)	1,903
26,800	Tian An China Investment Co., Expires 01/02/10(b)	3,093

		17,829

Total Rights/Warrants (Cost $5,301)		79,405

Principal Amount

U.S. GOVERNMENT AGENCIES — 11.0%

Federal Home Loan Bank — 11.0%
$40,000,000	1.98%, 02/01/08(d)	40,000,000
7,000,000	2.54%, 02/04/08(d)	6,998,542
6,000,000	2.49%, 02/14/08(d)	5,994,692
39,000,000	2.81%, 02/14/08(d)	38,960,989

Total U.S. Government Agencies (Cost $91,954,223)		91,954,223

Shares
CASH SWEEP — 1.6%
13,811,080	Citibank IIS Money Market Deposit	13,811,080

Total Cash Sweep (Cost $13,811,080)		13,811,080

TOTAL INVESTMENTS — 101.8% (Cost $782,014,909)(a)	853,413,097

LIABILITIES IN EXCESS OF OTHER NET ASSETS — (1.8)%	(15,059,219)

NET ASSETS — 100.0%	$838,353,878

(a)	Represents cost for financial reporting purposes and net unrealized appreciation on investments is as follows:

Unrealized appreciation	$142,475,002
Unrealized depreciation	(71,076,814)

Net unrealized appreciation	$71,398,188

ADR - American Depositary Receipt
(b)	Non-income producing security.
(c)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $196,895, which is 0.02% of net assets.
(d)	The rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	5.1%
Consumer Discretionary	11.7%
Consumer Staples	5.6%
Diversified Financials	2.1%
Energy	6.2%
Federal Home Loan Bank	11.0%
Health Care	9.9%
Industrials	19.1%
Information Technology	11.1%
Insurance	2.7%
Materials	6.7%
Real Estate	2.8%
Savings & Loans	0.0%
Telecommunication Services	0.9%
Utilities	1.2%
Other*	3.9%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 52.0%

AUSTRALIA — 1.5%
244,200	BHP Billiton Ltd.	$8,187,973
498,410	Oxiana Ltd.	1,340,028
83,700	Rio Tinto Ltd.	9,442,247

		18,970,248

AUSTRIA — 0.2%
16,890	A-TEC Industries AG	1,631,476
94,880	POLYTEC Holding AG	1,399,257

		3,030,733

BERMUDA — 0.9%
61,400	Central European Media Enterprises Ltd. - Class A(b)	5,820,106
159,000	Marvell Technology Group Ltd.(b)	1,887,330
104,100	Tyco International Ltd.	4,097,376

		11,804,812

BRAZIL — 3.2%
144,400	B2W Companhia Global Do Varejo	5,131,577
494,800	Banco Itau Holding Financeira SA - ADR	11,518,944
445,400	Bovespa Holding SA	6,507,550
245,800	Cia Vale do Rio Doce	6,398,174
128,700	Gol Linhas Aereas Inteligentes SA - ADR	2,519,946
68,300	Petroleo Brasileiro SA - ADR	6,373,073
83,500	Tam SA	1,803,600

		40,252,864

CANADA — 0.3%
32,310	ING Canada, Inc.	1,110,199
76,320	Linamar Corp.	1,257,241
114,710	NAL Oil & Gas Trust	1,408,669

		3,776,109

CHINA — 1.0%
5,643,000	China New Town Development Co. Ltd.(b)	1,772,149
10,867,000	Industrial & Commercial Bank of China - H Shares	6,541,690
3,804,000	Zhejiang Expressway Co. Ltd. - H Shares	4,045,073

		12,358,912

DENMARK — 0.1%
18,240	Schouw & Co.	1,331,255
34,850	TK Development(b)	447,364

		1,778,619

EGYPT — 0.7%
274	EL Ezz Aldekhela Steel Alexandria	52,852

Shares		Value
EGYPT (continued)
113,000	Orascom Telecom Holding SAE - GDR	$8,373,300

		8,426,152

FRANCE — 1.5%
1,720,300	Alcatel-Lucent	10,731,477
3,819	JC Decaux SA	124,410
48,800	LaCie SA	296,367
69,793	Schneider Electric SA	8,073,137

		19,225,391

GERMANY — 1.4%
55,300	Baader Wertpapierhandelsbank AG	328,793
37,300	E.ON AG	6,869,058
8,020	Muenchener Rueckversicherungs- Gesellschaft AG	1,440,911
9,210	Salzgitter AG	1,444,413
58,400	Siemens AG	7,560,149

		17,643,324

GREECE — 0.0%
5,200	OPAP SA	181,667

HONG KONG — 1.0%
1,819,000	GOME Electrical Appliances Holdings Ltd.	4,146,787
3,831,000	Hutchison Telecommunications International Ltd.	5,442,559
1,644,640	Luk Fook Holdings International Ltd.	1,092,549
3,101,310	Minmetals Resources Ltd.	1,277,720
2,002,000	Pacific Andes Holdings Ltd.(b)	645,760

		12,605,375

IRELAND — 0.5%
374,300	Anglo Irish Bank Corp. Plc	5,292,871
31,600	FBD Holdings Plc	1,341,317

		6,634,188

ITALY — 0.0%
41,885	De’Longhi SpA	211,337

JAPAN — 3.3%
107,600	Aeon Mall Co. Ltd.	2,773,915
37,000	Elpida Memory, Inc.(b)	1,326,397
69,000	Fuji Machine Manufacturing Co. Ltd.	1,350,825
250	Fukuoka REIT Corp.	1,647,938
475	Japan Prime Realty Investment Corp.	1,491,843
135	Japan Real Estate Investment Corp.	1,561,427
337,000	Mitsubishi Estate Co. Ltd.	9,071,590
190,000	Nikon Corp.	5,282,979
130	Nippon Building Fund, Inc.	1,503,597
355	Nippon Residential Investment Corp.	1,472,143

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
JAPAN (continued)
10,400	ORIX Corp.	$1,765,198
3,700	Sakai Moving Service Co. Ltd.	81,500
260,000	Shinwa Kaiun Kaisha Ltd.	1,523,195
64,000	Tokyu Community Corp.	1,400,438
140,300	Toyota Motor Corp.	7,595,992
250	United Urban Investment Corp.	1,535,098
29,000	Yaoko Co. Ltd.	773,214

		42,157,289

MALAYSIA — 0.1%
510,100	Petronas Dagangan Berhad	1,292,103

MEXICO — 3.0%
462,600	America Movil SAB de CV - ADR, Series L	27,714,366
2,345,300	Grupo Financiero Banorte SAB de CV - Class O	9,713,876

		37,428,242

NETHERLANDS — 0.3%
75,600	TomTom NV(b)	4,172,539

NORWAY — 0.1%
138,710	DOF Subsea ASA(b)	908,232

OMAN — 0.2%
130,200	Bank Muscat SAOG - GDR	2,538,900

PERU — 0.0%
20,000	Luz del Sur SAA	31,021

RUSSIA — 1.0%
223,500	Gazprom OAO - ADR	10,750,350
5,780	MMC Norilsk Nickel - Class S	1,361,195

		12,111,545

SOUTH KOREA — 0.2%
13,930	Handok Pharmaceuticals Co. Ltd.	267,072
105,920	Meritz Securities Co. Ltd.	965,051
64,790	Samho International Co. Ltd.(b)	1,223,901

		2,456,024

SPAIN — 2.4%
3,850	Construcciones y Auxiliar de Ferrocarriles SA	1,453,045
697,400	Iberdrola Renovables(b)	5,619,595
811,877	Telefonica SA	23,734,093

		30,806,733

SWEDEN — 0.6%
469,500	Atlas Copco AB - Class A	6,730,367
69,490	Boliden AB	636,727

		7,367,094

SWITZERLAND — 1.3%
37,909	Austriamicrosystems AG	1,087,424
130	Bell Holding AG	218,995
9,700	Nestle SA	4,342,643
105,100	UBS AG	4,366,260

Shares		Value
SWITZERLAND (continued)
83,100	Xstrata Plc	$6,398,112

		16,413,434

TAIWAN — 0.6%
6,975,000	Compal Electronics, Inc.	6,005,140
661,078	Huang Hsiang Construction Co.	1,350,520

		7,355,660

UNITED KINGDOM — 1.8%
86,540	Alliance & Leicester Plc	1,137,045
174,700	Amdocs Ltd.(b)	5,780,823
29,520	AstraZeneca Plc	1,239,745
104,420	Bovis Homes Group Plc	1,270,565
188,730	CLS Holdings Plc(b)	1,372,928
78,350	Cranswick Plc	1,198,891
718,600	Rolls-Royce Group Plc(b)	6,784,588
204,520	Savills Plc	1,202,550
55,850	Travis Perkins Plc	1,297,082
101,530	Venture Production Plc	1,364,270

		22,648,487

UNITED STATES — 24.8%
37,540	Administaff, Inc.	1,126,575
104,550	Advanced Energy Industries, Inc.(b)	1,130,186
31,300	Amazon.Com, Inc.	2,432,010
252,600	American Tower Corp. - Class A(b)	9,480,078
126,790	Amkor Technology, Inc.(b)	968,676
47,990	Amsurg Corp.(b)	1,236,222
145,400	Arch Coal, Inc.	6,397,600
92,200	Baker Hughes, Inc.	5,986,546
194,500	Bed Bath & Beyond, Inc.(b)	6,270,680
123,726	Bristol-Myers Squibb Co.	2,869,206
48,190	Brush Engineered Materials, Inc.(b)	1,379,198
79,270	Carnival Corp.	3,526,722
56,500	Cephalon, Inc.(b)	3,708,095
28,120	Ceradyne, Inc.(b)	1,353,978
89,112	Cincinnati Financial Corp.	3,434,376
310,400	Cisco Systems, Inc.(b)	7,604,800
72,700	Consol Energy, Inc.	5,307,100
27,760	Con-way, Inc.(b)	1,351,634
224,300	Corning, Inc.	5,398,901
205,300	Crown Castle International Corp.(b)	7,429,807
67,100	Danaher Corp.	4,995,595
243,960	Denny’s Corp.(b)	827,024
86,162	Dow Chemical Co. (The)	3,331,023
560,800	DR Horton, Inc.	9,673,800
57,000	Electronic Arts, Inc.(b)	2,700,090
78,830	Encore Wire Corp.	1,314,884
105,840	First Niagara Financial Group, Inc.	1,346,285
70,700	Freeport-McMoRan Copper & Gold, Inc. - Class B	6,294,421
101,600	Genentech, Inc.(b)	7,131,304

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Shares		Value
UNITED STATES (continued)
85,000	General Electric Co.	$3,009,850
130,033	General Motors Corp.	3,681,234
99,700	Gilead Sciences, Inc.(b)	4,555,293
46,100	Goldman Sachs Group, Inc. (The)	9,255,497
20,100	Google, Inc. - Class A(b)	11,342,430
40,940	Great Atlantic & Pacific Tea Co.(b)	1,222,878
35,310	Harleysville Group, Inc.	1,258,802
86,400	Harte-Hanks, Inc.	1,384,128
81,000	Hewlett-Packard Co.	3,543,750
57,950	Hutchinson Technology, Inc.(b)	913,872
120,000	Intel Corp.	2,544,000
22,000	International Business Machines Corp.	2,361,480
65,500	International Game Technology	2,794,885
49,000	Johnson & Johnson	3,099,740
54,680	Jos. A. Bank Clothiers, Inc.(b)	1,489,483
430,100	Juniper Networks, Inc.(b)	11,677,215
48,971	Kimberly-Clark Corp.	3,214,946
102,480	Kraft Foods, Inc. - Class A	2,998,565
209,210	Kulicke & Soffa Industries, Inc.(b)	1,127,642
35,410	LandAmerica Financial Group, Inc.	1,846,986
207,800	Lennar Corp. - Class A	4,280,680
128,700	Marriott International, Inc. - Class A	4,628,052
174,579	Mattel, Inc.	3,667,905
122,570	Mattson Technology, Inc.(b)	698,649
100,900	Merrill Lynch & Co., Inc.	5,690,760
70,000	Microsoft Corp.	2,282,000
52,000	Monster Worldwide, Inc.(b)	1,448,200
87,900	Murphy Oil Corp.	6,464,166
4,900	NVR, Inc.(b)	3,094,350
80,710	Pacer International, Inc.	1,382,562
100,000	Peabody Energy Corp.	5,402,000
36,890	Perini Corp.(b)	1,289,306
108,600	Petroquest Energy, Inc.(b)	1,403,112
292,266	Pfizer, Inc.	6,836,102
90,667	Pitney Bowes, Inc.	3,327,479
65,300	Progressive Corp. (The)	1,211,968
153,900	Qualcomm, Inc.	6,528,438
20,590	Raytheon Co.	1,341,233
110,100	Red Hat, Inc.(b)	2,056,668
92,690	RR Donnelley & Sons Co.	3,233,954
23,720	Safeco Corp.	1,265,936
86,900	Schlumberger Ltd.	6,557,474
25,050	Schnitzer Steel Industries, Inc. - Class A	1,419,333
122,400	Smith International, Inc.	6,635,304
42,470	Sotheby’s	1,319,543
85,993	Southern Co.	3,125,846
15,610	Southern Copper Corp.	1,464,842
300,700	Sprint Nextel Corp.	3,166,371

Shares		Value
UNITED STATES (continued)
108,618	SYSCO Corp.	$3,155,353
75,000	Texas Instruments, Inc.	2,319,750
38,610	Thor Industries, Inc.	1,363,705
92,260	Tyson Foods, Inc. - Class A	1,314,705
105,578	U.S. Bancorp.	3,584,373
126,700	UTi Worldwide, Inc.	2,369,290
78,904	Verizon Communications, Inc.	3,064,631
67,000	Wal-Mart Stores, Inc.	3,408,960
102,761	Waste Management, Inc.	3,333,567
42,050	Webster Financial Corp.	1,424,234
84,356	Weis Markets, Inc.	3,154,071
58,460	Winnebago Industries	1,231,168
89,000	XM Satellite Radio Holdings, Inc. - Class A(b)	1,103,600
185,500	Yahoo!, Inc.	3,557,890

		314,937,022

Total Common Stocks (Cost $674,925,189)		659,524,056>

EXCHANGE TRADED FUNDS — 6.1%

UNITED STATES — 6.1%
835,000	iShares MSCI Japan Index Fund	10,654,600
769,000	iShares MSCI Malaysia Index Fund	10,089,280
1,500,000	iShares MSCI Singapore Index Fund	18,255,000
230,000	iShares MSCI South Korea Index Fund	13,011,100
344,000	iShares S&P Global 100 Index Fund	25,456,000

Total Exchange Traded Funds (Cost $86,527,207)		77,465,980

INVESTMENT COMPANIES — 0.2%

ICELAND — 0.1%
7,216,680	FL Group HF	1,157,751

SWEDEN — 0.1%
15,030	Vostok Gas Ltd.(b)	1,057,242

Total Investment Companies (Cost $2,805,838)		2,214,993

PREFERRED STOCK — 0.1%

UNITED STATES — 0.1%
13	Merrill Lynch & Co., Inc., Cnv.,	1,324,346

Total Preferred Stock (Cost $1,300,000)		1,324,346

Contracts		Value
PUT OPTIONS PURCHASED — 1.8%

UNITED STATES — 1.8%
1,000	Brazil Real, Strike $1.90, Expires 04/22/08	1,450

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Contracts		Value
UNITED STATES (continued)
1,000	Brazil Real, Strike $2.05, Expires 01/25/09	$3,690
1,000	S&P 500, Strike $1,325.00, Expires 12/18/08	9,120,000
1,000	S&P 500, Strike $1,425.00, Expires 12/18/08	13,290,000

Total Put Options Purchased (Cost $17,239,145)		22,415,140

Principal Amount		Value

CORPORATE BONDS — 9.4%

AUSTRIA — 0.8%
11,000,000(c)	Oesterreichische Kontrollbank AG, 2.75%, 06/14/11	10,272,903

BAHRAIN — 0.0%
1,000,000	ICICI Bank Ltd., 6.63%, 10/03/12(d)	954,409

BERMUDA — 0.3%
200,000	Digicel Group Ltd., 8.88%, 01/15/15(d)	176,500
200,000	Intelsat Subsidiary Holding Co. Ltd., 8.25%, 01/15/13	198,000
3,400,000	Pacific Andes Holdings Ltd., Cnv., 4.00%, 04/18/12	3,384,700
200,000	Petroplus Finance Ltd., 6.75%, 05/01/14(d)	183,000

		3,942,200

BRAZIL — 0.5%
2,400,000(c)	Brazil Notas do Tesouro Nacional Series B, 9.90%, 05/15/45	2,115,275
2,200,000(c)	Brazil Notas do Tesouro Nacional Series B, 9.90%, 05/15/15	1,959,964
3,900,000(c)	Brazil Notas do Tesouro Nacional Series F, 9.76%, 01/01/17	1,909,681

		5,984,920

CANADA — 0.1%
500,000	Canadian Natural Resources, 5.90%, 02/01/18	497,500
200,000	CanWest MediaWorks, Inc., 8.00%, 09/15/12	189,500

		687,000

CHINA — 0.5%
2,665,000(c)	EFG Ora Funding Ltd. II, Cnv., 1.00%, 11/29/09	4,239,404

Contracts		Value
CHINA (continued)
16,500,000(c)	FU JI Food and Catering Services Holdings Ltd., Cnv., 1.60%, 11/09/09(e)	$2,374,951

		6,614,355

FRANCE — 0.2%
1,845,415(c)	France Telecom SA, Cnv., 1.60%, 01/01/09	2,840,155

GERMANY — 0.5%
690,000,000(c)	Kreditanstalt fuer Wiederaufbau, 0.66%, 08/08/11(f)	6,489,439

HONG KONG — 0.2%
14,480,000(c)	Shanghai Industrial Investment Treasury Co. Ltd., Cnv., 18.60%, 03/16/09(e)	2,253,112

JAPAN — 0.8%
1,050,000,000(c)	European Investment Bank, 0.75%, 09/21/11(f)	9,872,784

LUXEMBOURG — 0.6%
500,000	Telecom Italia, 4.95%, 09/30/14	487,965
4,200,000(c)	Weather Capital Finance SA, Cnv., 4.75%, 02/27/13	6,493,912

		6,981,877

MALAYSIA — 0.7%
2,500,000	AMCORP Capital Laubaun Ltd., Cnv., 1.00%, 02/08/10	2,938,750
9,000,000(c)	Berjaya Land Berhad, Cnv., 8.00%, 08/15/11	2,807,115
3,000,000	Feringghi Capital, Cnv., 10.30%, 12/22/09(e)	3,707,820

		9,453,685

NETHERLANDS — 0.3%
1,901,250(c)	EM.TV Finanace BV, Cnv., 5.25%, 05/08/13	2,406,226
200,000	Intergen NV, 9.00%, 06/30/17(d)	208,500
1,000,000	Lukoil International Finance BV, 6.66%, 06/07/22	922,500

		3,537,226

SOUTH AFRICA — 0.1%
15,000,000(c)	Harmony Gold Mining Co., Ltd., Cnv., 4.88%, 05/21/09	1,830,087

THAILAND — 0.3%
3,900,000	Thoresen Thai Agencies Public Co. Ltd., Cnv., 2.50%, 09/24/12	3,724,500

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
UNITED ARAB EMIRATES — 0.6%
7,350,000	Dana Gas Sukuk Ltd., Cnv., 7.50%, 10/31/12	$7,794,675

UNITED STATES — 2.9%
5,025,000	Alexandria Real Estate Equities, Inc., Cnv., 3.70%, 01/15/27(d)	4,949,625
200,000	ARAMARK Corp., 8.50%, 02/01/15	199,000
400,000	Bank of America Corp., 8.00%, 01/30/18(f)	415,500
500,000	Bank of America Corp., Cnv., 7.25%, 12/31/49	544,938
200,000	Charter Communications Holdings II, LLC, 10.25%, 09/15/10	189,500
200,000	Chesapeake Energy Corp., 6.25%, 01/15/18	192,000
400,000	CIT Group, Inc., 7.63%, 11/30/12	394,422
300,000	Citigroup Capital XXI, 8.30%, 12/21/20(f)	323,414
400,000	Comcast Corp., 6.30%, 11/15/17	412,134
200,000	DRS Technologies, Inc., 6.88%, 11/01/13	196,000
200,000	Edison Mission Energy, 7.00%, 05/15/17	194,500
500,000	Embarq Corp., 7.08%, 06/01/16	505,965
200,000	Ford Motor Credit Co. LLC, 5.80%, 01/12/09	194,533
200,000	GMAC LLC, 6.88%, 08/28/12	169,810
800,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	784,840
200,000	HCA, Inc., 9.13%, 11/15/14	207,750
4,370,000	Health Care REIT, Inc., Cnv., 4.75%, 12/01/26	4,610,350
200,000	Jarden Corp., 7.50%, 05/01/17	171,000
1,000,000	JP Morgan Chase Capital XXII, 6.45%, 02/02/37	903,422
7,740,000	King Pharmaceuticals, Inc., Cnv., 1.25%, 04/01/26	6,608,025
800,000	Lehman Brothers Holdings, Inc., MTN 6.75%, 12/28/17	829,321
800,000	Merrill Lynch & Co., Inc., 6.40%, 08/28/17	821,744
200,000	MGM Mirage, 7.50%, 06/01/16	192,000
200,000	Michaels Stores, Inc., 10.00%, 11/01/14	178,000
200,000	Nalco Co., 8.88%, 11/15/13	203,000

Principal Amount		Value
UNITED STATES (continued)
200,000	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	$198,500
2,490,000	Prudential Financial, Inc., Cnv., 2.73%, 12/12/36(f)	2,435,718
2,000,000	Prudential Financial, Inc., Cnv., 3.52%, 12/15/37(d),(f)	1,915,400
200,000	R.H. Donnelley Corp., 8.88%, 01/15/16	171,500
200,000	RBS Global, Inc. & Rexnord Corp., 9.50%, 08/01/14	180,500
200,000	Sanmina-SCI Corp., 8.13%, 03/01/16	174,500
200,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	200,000
200,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15(d)	196,500
400,000	Time Warner, Inc., 5.88%, 11/15/16	393,483
200,000	Univision Communications, Inc. (PIK), 9.75%, 03/15/15(d)	149,500
200,000	Vanguard Health Holdings Co. II LLC, 9.00%, 10/01/14	189,500
5,210,000	Walt Disney Co. (The), Cnv., 2.13%, 04/15/23	5,594,238

		36,190,132

Total Corporate Bonds (Cost $121,238,985)		119,423,459

GOVERNMENT BONDS — 7.8%

ARGENTINA — 0.1%
3,300,000	Republic of Argentina, 5.39%, 08/03/12(f)	1,816,650

AUSTRALIA — 0.2%
1,200,000(c)	Australian Government Index Linked, 4.00%, 08/20/10	1,604,936
1,400,000(c)	Queensland Treasury Corp., 6.00%, 07/14/09	1,239,555

		2,844,491

CANADA — 0.1%
1,250,000(c)	Canada Government, 4.25%, 12/01/08	1,254,233
850,000(c)	Province of Ontario, 6.25%, 06/16/15	618,486

		1,872,719

EGYPT — 0.3%
24,300,000(c)	Egypt Treasury Bill, 7.30%, 12/30/08(e)	4,071,994

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
FRANCE — 0.7%
5,510,000(c)	France Government Bond Oat, 4.25%, 10/25/17	$8,302,862

GERMANY — 0.4%
3,250,000(c)	Bundesschatzanweisungen, 3.50%, 09/12/08	4,820,183

INDONESIA — 0.1%
17,500,000,000(c)	Indonesia Government, 10.00%, 02/15/28	1,786,474

MALAYSIA — 1.8%
21,240,000(c)	Malaysia Government, 7.00%, 03/15/09	6,825,100
475,000(c)	Malaysia Government, 3.81%, 02/15/17	148,429
51,500,000(c)	Malaysia Government, 3.46%, 07/31/13	15,890,635

		22,864,164

MEXICO — 0.4%
23,000,000(c)	Mexican Bonos, 10.00%, 12/05/24	2,576,654
20,000,000(c)	Mexican Bonos, 8.00%, 12/17/15	1,887,020

		4,463,674

NORWAY — 0.4%
27,300,000(c)	Norwegian Government, 5.50%, 05/15/09	5,099,781

POLAND — 0.3%
4,450,000(c)	Poland Government, 6.00%, 05/24/09	1,842,183
6,000,000(c)	Poland Government, 5.75%, 09/23/22	2,494,120

		4,336,303

SINGAPORE — 0.1%
440,000(c)	Singapore Government, 4.38%, 01/15/09	319,075
460,000(c)	Singapore Government, 5.63%, 07/01/08	330,171

		649,246

SOUTH KOREA — 2.3%
1,200,000,000(c)	KDICB Redemption Fund, 5.57%, 09/14/12	1,288,851
4,266,000,000(c)	Korea Treasury, 5.25%, 03/10/27	4,510,928
7,050,000,000(c)	Korea Treasury, 5.25%, 09/10/12	7,515,103
14,100,000,000(c)	Korea Treasury, 5.50%, 09/10/17	15,238,621

		28,553,503

Principal Amount		Value
SWEDEN — 0.6%
50,000,000(c)	Swedish Government, 5.00%, 01/28/09	$7,946,499

Total Government Bonds (Cost $98,388,345)		99,428,543

U.S. GOVERNMENT AGENCIES — 20.7%

UNITED STATES — 20.7%
50,000,000	Federal Home Loan Bank, 1.98%, 02/01/08(g)	50,000,000
85,373,000	Federal Home Loan Bank, 1.88%, 02/01/08(g)	85,373,000
13,000,000	Federal Home Loan Bank, 2.26%, 02/04/08(g)	12,997,292
25,000,000	Federal Home Loan Bank, 2.43%, 02/06/08(g)	24,990,903
8,000,000	Federal Home Loan Bank, 2.49%, 02/14/08(g)	7,992,922
42,000,000	Federal Home Loan Bank, 2.48%, 02/14/08(g)	41,957,988
15,000,000	Federal Home Loan Bank, 2.77%, 05/21/08(g)	14,883,120
20,200,000	Federal Home Loan Bank, 4.13%, 04/18/08	20,252,439
1,000,000	Federal Home Loan Bank, 5.13%, 06/13/08	1,008,111
2,750,000	Federal Home Loan Bank, 4.42%, 05/08/08	2,761,182

Total U.S. Government Agencies (Cost $262,066,177)		262,216,957

Shares
CASH SWEEP — 8.4%

UNITED STATES — 8.4%
106,497,664	Citibank IIS Money Market Deposit	106,497,664

Total Cash Sweep (Cost $106,497,664)		106,497,664

TOTAL INVESTMENTS — 106.5% (Cost $1,370,988,550)(a)		1,350,511,138

LIABILITIES IN EXCESS OF OTHER NET ASSETS — (6.5)%		(82,849,116)

NET ASSETS — 100.0%		$1,267,662,022

Contracts		Value
CALL OPTIONS WRITTEN — (0.2)%
(670)	Wal-mart Stores, Inc., Strike $50.00, Expires 01/17/09	(395,300)
(550)	General Electric Co., Strike $35.00, Expires 01/17/09	(184,250)
(300)	General Electric Co., Strike $37.50, Expires 01/17/09	(64,200)
(490)	Johnson & Johnson, Strike $65.00, Expires 01/17/09	(186,200)

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Contracts		Value
(1,000)	Pfizer, Inc., Strike $22.50, Expires 01/17/09	$(245,000)
(500)	Pfizer, Inc., Strike $25.00, Expires 01/17/09	(65,000)
(1,000)	Cisco Sytems, Inc., Strike $25.00, Expires 01/17/2009	(325,000)
(540)	Hewlett-Packard Co., Strike $45.00, Expires 01/17/09	(302,400)
(270)	Hewlett-Packard Co., Strike $45.00, Expires 01/17/09	(116,100)
(1,200)	Intel Corp., Strike $20.00, Expires 01/17/09	(414,000)
(220)	International Business Machines Corp., Strike $105.00, Expires 01/17/09	(301,400)
(700)	Microsoft Corp., Strike $32.50, Expires 01/17/09	(245,000)
(750)	Texas Instruments, Inc., Strike $30.00, Expires 01/17/09	(318,750)
Total Call Options Written

(Premiums received $(2,636,630))		(3,162,600)

PUT OPTIONS WRITTEN — (1.8)%

UNITED STATES — (1.8)%
(2,000)	S&P 500, Strike $1,375.00, Expires 12/18/08	(22,520,000)

Total Put Options Written (Premiums received $(16,996,000))		(22,520,000)

FUTURES CONTRACTS: SHORT POSITION
Contracts		Unrealized Depreciation
372	10 Year U.S. Treasury Note, March 2008	$(1,459,359)

FUTURES CONTRACTS:
LONG POSITION
Contracts		Unrealized Depreciation
80	S&P 500 Index, March 2008	$(2,504,500)

At January 31, 2008, the Global Opportunities Fund held investments in restricted and illiquid securities amounting to $1,324,346 or 0.10% of net assets, which were valued under methods approved by the Directors, as follows:

Acquisition Cost	Issuer	Acquisition Date	01/31/08 Carrying Value Per Unit
$1,300,000	Merrill Lynch & Co., Inc., 9%	01/18/08	$1,324,346

	Units	Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS
Equity swap paying performance of the TOPIX Total Return Index over the Dow Jones STOXX Small 200 Index (Underlying notional amount at value $10,000,000)	10,000,000	$(121,000)
Equity swap paying performance of the TOPIX Total Return Index over the Dow Jones STOXX Small 200 Index (Underlying notional amount at value $10,000,000)	10,000,000	458,000

		$337,000

(a)	Represents cost for financial reporting purposes and net unrealized depreciation of investments is as follows:

Unrealized appreciation	$29,061,331
Unrealized depreciation	(49,538,743)

Net unrealized depreciation	$(20,477,412)

ADR - American Depository Receipt

GDR - Global Depository Receipt

Cnv. - Convertible

PIK - Payment in Kind

REIT - Real Estate Investment Trust

(b)	Non-income producing security.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency. (d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Variable rate security. Rate represents the rate in effect as of January 31, 2008. Maturity reflects final maturity date.

OLD WESTBURY FUNDS, INC.
GLOBAL OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

(g)	The rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Banks	3.4%
Consumer Discretionary	8.5%
Consumer Staples	2.3%
Diversified Financials	10.9%
Energy	5.8%
Federal Home Loan Bank	20.7%
Government Bonds	7.9%
Health Care	2.6%
Industrials	7.0%
Information Technology	6.7%
Insurance	1.4%
Materials	3.6%
Real Estate	1.6%
Telecommunication Services	8.3%
Utilities	1.2%
Other*	8.1%

*	Includes cash and equivalents, swap agreements, futures, pending trades and Fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS	January 31, 2008
(Unaudited)

Shares		Value
COMMON STOCKS — 40.5%

BRAZIL — 1.9%
Materials — 1.9%
1,269,000	Votorantim Celulose e Papel SA - ADR	$37,498,950

CANADA — 7.3%
Materials — 7.3%
2,247,086	AbitibiBowater, Inc.	55,660,320
3,011,300	Kinross Gold Corp.(b)	66,640,069
765,000	Nova Chemicals Corp.	21,901,950

		144,202,339

CHINA — 2.1%
Industrials — 1.0%
350,000	Suntech Power Holdings Co. Ltd. - ADR(b)	19,155,500

Utilities — 1.1%
11,677,500	Xinao Gas Holdings Ltd.	22,464,075

		41,619,575

GREECE — 2.1%
Energy — 2.1%
190,200	StealthGas, Inc.	2,678,016
1,099,808	Tsakos Energy Navigation Ltd.	37,888,386

		40,566,402

JAPAN — 0.7%
Consumer Discretionary — 0.7%
3,682,900	Arnest One Corp.	14,718,440

NETHERLANDS — 1.7%
Energy — 1.3%
350,000	Royal Dutch Shell Plc - ADR	24,993,500

Financials — 0.4%
814,367	Pan-European Hotel Acquisition Co. N.V.(b)	8,596,116

		33,589,616

PERU — 6.1%
Materials — 6.1%
1,800,000	Cia de Minas Buenaventura SA - ADR	120,600,000

SINGAPORE — 3.7%
Industrials — 3.3%
5,200,000	Keppel Corp. Ltd.	41,541,284
10,017,000	Neptune Orient Lines Ltd.	22,550,621

		64,091,905

Real Estate — 0.4%
11,000,000	Allgreen Properties Ltd.	8,616,796

		72,708,701

SOUTH AFRICA — 2.3%
Energy — 1.7%
420,000	Sasol Ltd.	19,924,498
280,000	Sasol Ltd. - ADR	13,454,000

		33,378,498

Shares		Value
SOUTH AFRICA (continued)
Real Estate — 0.6%
16,000,000	Fountainhead Property Trust	$12,401,029

		45,779,527

UNITED KINGDOM — 0.9%
Utilities — 0.9%
1,700,000	British Energy Group Plc.	17,528,039

UNITED STATES — 11.7%
Energy — 6.4%
750,000	ATP Oil & Gas Corp.(b)	28,230,000
2,769,000	Brazil Ethanol, Inc.(b)	21,321,300
1,000,000	Goodrich Petroleum Corp.(b)	19,910,000
482,000	Occidental Petroleum Corp.	32,713,340
550,000	PHI, Inc.(b)	17,066,500
9,892,230	Rancher Energy Corp.(b)	7,251,980
10,000	SandRidge Energy, Inc.(b)	304,300

		126,797,420

Financials — 0.7%
1,429,900	Hicks Acquisition Co. I, Inc.(b)	13,155,080

Industrials — 1.7%
220,000	Lindsay Corp.	13,424,400
483,789	Northwest Pipe Co.(b)	20,048,216

		33,472,616

Materials — 2.3%
2,885,800	Caraustar Industries, Inc.(b)	8,599,684
3,979,000	Smurfit-Stone Container Corp.(b)	37,760,710

		46,360,394

Real Estate — 0.6%
325,000	The St. Joe Co.	12,616,500

		232,402,010

Total Common Stocks (Cost $650,832,131)		801,213,599

EXCHANGE TRADED FUNDS — 0.9%
Financials — 0.9%
200,000	iShares COMEX Gold Trust(b)	18,314,000

Total Exchange Traded Funds (Cost $10,339,860)		18,314,000

PREFERRED STOCKS — 0.0%
Industrials — 0.0%
46,434	World Waste Technologies, Inc. - Series B, Cnv.	482,911

Total Preferred Stocks (Cost $4,500,000)		482,911

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Number of Coins		Value
COLLECTIBLE COINS —1.2%
UNITED STATES — 1.2%
373	Various Collectible Coin	$23,015,516

Total Collectible Coins (Cost $22,694,298)		23,015,516

Shares
RIGHTS/WARRANTS — 0.0%
Energy — 0.0%
6,666,666	Rancher Energy Corp. Warrants, Expires 12/21/11(b)	1

Industrials — 0.0%
450,000	World Waste Technologies, Inc. Warrants, Expires 04/27/10(b)	0

Total Rights/Warrants (Cost $1)		1

Contracts
CALL OPTIONS PURCHASED —435.8%
Energy — 435.8%
80,000	American Stock Exchange Oil Index, Strike $287.50, Expires 4/19/08	8,621,840,000

Total Call Options Purchased (Cost $9,602,546,400)		8,621,840,000

Principal Amount
U.S. GOVERNMENT AGENCIES —30.7%
Federal Home Loan Bank — 30.7%
$ 55,000,000	1.98%, 02/01/08(c)	55,000,000
20,000,000	3.08%, 02/01/08(c)	20,000,000
50,000,000	3.86%, 02/01/08(c)	50,000,000
15,000,000	3.91%, 02/01/08(c)	15,000,000
60,000,000	2.54%, 02/04/08(c)	59,987,500
140,000,000	2.66%, 02/06/08(c)	139,949,056
9,000,000	2.49%, 02/14/08(c)	8,992,038
118,000,000	2.93%, 02/20/08(c)	117,820,640
90,000,000	4.16%, 03/14/08(d)	90,023,759
50,000,000	4.84%, 09/17/08(d)	50,108,600

Total U.S. Government Agencies (Cost $ 606,731,662)		606,881,593

Principal Amount		Value
U.S. GOVERNMENT SECURITIES —20.9%
U.S. Treasury Notes — 20.9%
$ 60,000,000	2.00%, 04/15/12(e)	$65,827,629
178,450,000	2.00%, 01/15/14(e)	216,420,749
96,345,000	2.00%, 01/15/16(e)	108,650,498
20,000,000	2.38%, 01/15/17(e)	22,875,371

Total U.S. Government Securities (Cost $378,967,763)		413,774,247

Shares
CASH SWEEP — 0.9%
19,035,500	Citibank IIS Money Market Deposit	19,035,500

Total Cash Sweep (Cost $19,035,500)		19,035,500

TOTAL INVESTMENTS — 530.9% (Cost $11,295,647,615)(a)		10,504,557,367

OTHER ASSETS IN EXCESS OF LIABILITIES — (430.9)%		(8,526,072,721)

NET ASSETS — 100.0%		$1,978,484,646

Contracts		Value
CALL OPTIONS WRITTEN — (430.8)%
Energy — (430.8)%
(80,000)	American Stock Exchange Oil Index, Strike $300.00, Expires 4/19/08	(8,522,701,280)

Total Call Options Written (Premiums received $(9,503,970,400))		(8,522,701,280)

FUTURES CONTRACTS: SHORT POSITION
Contracts		Unrealized (Depreciation)
	Wheat Futures, March
2,175	2008	$(10,364,076)
FUTURES CONTRACTS: LONG POSITION
Contracts		Unrealized Appreciation
	Wheat Futures, March
2,175	2008	$14,052,688

At January 31, 2008, the Real Return Fund held investments in restricted and illiquid securities amounting to $55,508,841 or 2.8% of net assets, which were valued under methods approved by the Directors, as follows:

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Acquisition Cost	Issuer	Acquisition Date	01/31/08 Carrying Value Per Unit
$19,527,013	Brazil Ethanol, Inc.	05/10/07	$7.70
24,434,250	Caraustar Industries, Inc.	05/03/05	2.98
22,694,298	Collectible Coins	12/14/2006- 12/20/07	61,703.80
12,027,879	Rancher Energy Corp.	12/21/06	0.26
1	Rancher Energy Corp. Warrants	03/20/07	0.00

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$280,474,359
Unrealized depreciation	(1,076,244,607)

Net unrealized appreciation	$(795,770,248)

(b)	Non-income producing security.
(c)	The rate represents the annualized yield at time of purchase.
(d)	Variable rate security. Rate represents the rate in effect as of January 31, 2008. Maturity reflects final maturity date.
(e)	Inflation protected security. Principal amount reflects original security face amount.

    ADR — American Depositary Receipt

    Cnv. — Convertible

	Units	Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 05/01/09 (Underlying notional amount at value $27,570,000)	275,700	$2,464,138
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 05/30/08 (Underlying notional amount at value $23,604,750)	325	6,631,998
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Silver Index, expiring 05/30/08 (Underlying notional amount at value $19,898,143)	15,674	6,869,200

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange Lean Hogs Index, expiring 01/31/11 (Underlying notional amount at value $45,520,000)	1,500	$1,501,796
Commodity Index Swap Agreement with Cargill, Inc. based on the Chicago Mercantile Exchange Lean Hogs Index, expiring 11/30/10 (Underlying notional amount at value $70,558,660)	2,385	3,989,212
Commodity Index Swap Agreement with Cargill, Inc. based on the Cinergy Hub Off-Peak Power Index, expiring 03/27/09 (Underlying notional amount at value $2,247,500)	58,000	14,058
Commodity Index Swap Agreement with Cargill, Inc. based on the Cinergy Hub Off-Peak Power Index, expiring 06/26/09 (Underlying notional amount at value $2,263,000)	58,400	14,056
Commodity Index Swap Agreement with Cargill, Inc. based on the Cinergy Hub Off-Peak Power Index, expiring 09/25/09 (Underlying notional amount at value $2,294,000)	59,200	14,147
Commodity Index Swap Agreement with Cargill, Inc. based on the Cinergy Hub Off-Peak Power Index, expiring 12/26/08 (Underlying notional amount at value $2,232,000)	57,600	14,049
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,614,002)	128	(780,480)
Commodity Index Swap Agreement with Cargill, Inc. based on the ERCOT Balancing Market Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $9,177,073)	122	(742,845)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 01/06/09 (Underlying notional amount at value $2,499,192)	33,600	282,319
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 02/04/09 (Underlying notional amount at value $2,766,962)	37,200	312,068

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 03/04/09 (Underlying notional amount at value $2,677,705)	36,000	$301,508
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 04/03/09 (Underlying notional amount at value $2,766,962)	37,200	310,848
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 05/05/09 (Underlying notional amount at value $2,677,705)	36,000	300,086
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 06/04/09 (Underlying notional amount at value $2,766,962)	37,200	309,370
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 07/03/09 (Underlying notional amount at value $2,766,962)	37,200	308,674
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 08/05/09 (Underlying notional amount at value $2,677,705)	36,000	297,953
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 09/03/09 (Underlying notional amount at value $2,766,962)	37,200	307,181
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 10/05/09 (Underlying notional amount at value $2,677,705)	36,000	296,526
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 11/04/09 (Underlying notional amount at value $2,766,962)	37,200	305,679
Commodity Index Swap Agreement with Cargill, Inc. based on the German Baseload Electricity Futures, expiring 12/03/08 (Underlying notional amount at value $2,766,962)	37,200	313,080

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 07/31/08 (Underlying notional amount at value $9,394,002)	128	$21,664
Commodity Index Swap Agreement with Cargill, Inc. based on the PJM Electricity Futures, expiring 08/31/08 (Underlying notional amount at value $8,967,072)	122	20,708
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 07/31/08 (Underlying notional amount at value $7,494,201)	135,000	2,849,743
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 08/29/08 (Underlying notional amount at value $7,494,201)	135,000	2,841,739
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity API#4 Coal Index, expiring 09/30/08 (Underlying notional amount at value $7,494,201)	135,000	2,835,785
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 04/30/09 (Underlying notional amount at value $3,349,155)	69,750	1,446,500
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 05/31/08 (Underlying notional amount at value $3,349,155)	69,750	1,447,744
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 06/30/08 (Underlying notional amount at value $3,349,155)	69,750	1,447,744
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 07/31/08 (Underlying notional amount at value $3,791,300)	69,750	1,277,296
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 08/31/08 (Underlying notional amount at value $3,791,300)	69,750	1,275,744

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 09/30/08 (Underlying notional amount at value $3,791,300)	69,750	$1,275,744
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 10/31/08 (Underlying notional amount at value $3,902,122)	69,750	1,040,696
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 11/30/08 (Underlying notional amount at value $3,902,122)	69,750	1,041,337
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Central Appalachian Coal Index, expiring 12/31/08 (Underlying notional amount at value $3,902,122)	69,750	1,041,337
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/07/08 (Underlying notional amount at value $38,504,498)	1,000	6,020,177
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 11/13/09 (Underlying notional amount at value $38,770,560)	1,000	5,756,934
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/08 (Underlying notional amount at value $31,241,835)	900	3,060,796
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 11/20/09 (Underlying notional amount at value $23,776,400)	634	1,666,452
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/09 (Underlying notional amount at value $2,261,250)	30,000	581,119
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/09 (Underlying notional amount at value $2,844,912)	45,000	1,409,946

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 01/31/10 (Underlying notional amount at value $621,500)	10,000	$265,978
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/09 (Underlying notional amount at value $2,844,986)	45,000	1,411,229
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 02/28/10 (Underlying notional amount at value $621,500)	10,000	265,291
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/21/09 (Underlying notional amount at value $195,450)	3,750	2,772,806
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/09 (Underlying notional amount at value $2,844,986)	45,000	1,407,912
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 03/31/10 (Underlying notional amount at value $621,500)	10,000	264,570
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/09 (Underlying notional amount at value $2,261,250)	30,000	583,865
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 04/30/10 (Underlying notional amount at value $621,500)	10,000	263,852
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/09 (Underlying notional amount at value $2,261,250)	30,000	582,474
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 05/31/10 (Underlying notional amount at value $621,500).	10,000	263,112

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/20/08 (Underlying notional amount at value $195,450)	3,750	$2,395,893
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 06/30/10 (Underlying notional amount at value $621,500)	10,000	262,382
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/08 (Underlying notional amount at value $1,538,661)	30,000	1,616,729
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/09 (Underlying notional amount at value $2,261,250)	30,000	579,719
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 07/31/10 (Underlying notional amount at value $621,500)	10,000	261,629
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/29/08 (Underlying notional amount at value $1,538,745)	30,000	1,613,108
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/09 (Underlying notional amount at value $2,261,250)	30,000	578,312
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 08/31/10 (Underlying notional amount at value $621,500)	10,000	260,867
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/19/08 (Underlying notional amount at value $2,345,400)	3,750	2,236,949
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/08 (Underlying notional amount at value $1,538,604)	30,000	1,609,564

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/09 (Underlying notional amount at value $2,261,250)	30,000	$576,944
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 09/30/10 (Underlying notional amount at value $621,500)	10,000	260,118
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/09 (Underlying notional amount at value $2,261,250)	30,000	575,531
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 10/31/10 (Underlying notional amount at value $621,500)	10,000	259,348
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/09 (Underlying notional amount at value $2,261,250)	30,000	574,154
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 11/30/10 (Underlying notional amount at value $621,500)	10,000	258,588
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/09 (Underlying notional amount at value $2,261,250)	30,000	572,733
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Newcastle Coal Index, expiring 12/31/10 (Underlying notional amount at value $621,500)	10,000	257,806
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Oat Index, expiring 02/11/08 (Underlying notional amount at value $20,596,248)	300	4,094,037
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 05/29/08 (Underlying notional amount at value $55,015,188)	15,000	42,590,053

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Meal Index, expiring 11/25/08 (Underlying notional amount at value $23,318,588)	1,300	$18,405,228
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Oil Index, expiring 11/25/08 (Underlying notional amount at value $27,605,215)	1,444	19,742,687
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/26/09 (Underlying notional amount at value $2,457,000)	70	27,238
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 02/27/09 (Underlying notional amount at value $7,150,000)	200	(62,125)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/02/09 (Underlying notional amount at value $10,214,500)	290	76,358
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/05/09 (Underlying notional amount at value $3,540,000)	100	8,076
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/06/09 (Underlying notional amount at value $4,534,000)	130	84,258
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/09/09 (Underlying notional amount at value $5,197,000)	150	157,019
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/12/09 (Underlying notional amount at value $3,186,000)	90	27,500
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 03/16/09 (Underlying notional amount at value $7,700,000)	220	154,882

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 08/31/10 (Underlying notional amount at value $7,581,000)	20,000	$591,147
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 09/01/10 (Underlying notional amount at value $942,698)	2,500	78,537
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Palladium Futures, expiring 09/17/10 (Underlying notional amount at value $769,400)	2,000	49,704
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Copper Index, expiring 12/21/10 (Underlying notional amount at value $43,256,265)	260	(358,706)
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Copper Index, expiring 12/21/11 (Underlying notional amount at value $46,170,000)	460	24,930,722
Commodity Index Swap Agreement with Deutsche Bank Securities, Inc. based on the Single Commodity Gold Index, expiring 03/07/08 (Underlying notional amount at value $33,337,500)	500	11,021,116
Commodity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring 05/31/11 (Underlying notional amount at value $42,798,300)	66,200	8,212,160
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Nickel Futures, expiring 12/21/11 (Underlying notional amount at value $31,101,000)	(197)	168,922
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Silver Futures, expiring 03/07/08 (Underlying notional amount at value $21,102,750)	(15,000)	(3,288,173)
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Zinc Futures, expiring 12/19/12 (Underlying notional amount at value $11,126,250)	4,500	(491,254)

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement with Deutsche Bank Securities, Inc. based on Zinc Futures, expiring 12/21/11 (Underlying notional amount at value $9,645,000)	(180)	$(886,906)
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Mencantile Exchange Crude Oil Index, expiring 04/19/11 (Underlying notional amount at value $53,087,500)	(7,750)	(13,755,676)

		$196,402,093

Portfolio diversification by Sector (Unaudited)
Sector	Percentage of Net Assets
Collectible Coins	1.2%
Consumer Discretionary	0.7%
Energy	16.5%
Financials	2.0%
Industrials	6.0%
Materials	17.6%
Real Estate	1.6%
U.S. Government and Agency Securities	51.6%
Utilities	2.0%
Other*	0.8%

*	Includes cash and equivalents, swap agreements, futures, pending trades and Fund share transactions. interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS	January 31, 2008
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 2.5%
Banks — 0.7%
$1,000,000	Bank of Scotland Plc, 5.00%, 11/21/11(b)	$1,034,801

Diversified Financials — 1.6%
252,000	National Rural Utilities Cooperative Finance Corp. 5.75%, 11/01/08	255,315
2,000,000	Eksportfinans A/S 5.00%, 02/14/12	2,121,188

		2,376,503

Industrials — 0.2%
331,326	3M Employee Stock Ownership Plan Trust 5.62%, 07/15/09(b)	340,533

Total Corporate Bonds (Cost $ 3,580,772)		3,751,837

MUNICIPAL BONDS — 0.7%
Ohio — 0.7%
1,000,000	Ohio State Third Frontier Research and Development GO, Taxable, Series A (MBIA) 5.25%, 05/01/11	1,044,360

Total Municipal Bonds (Cost $ 1,000,914)		1,044,360

U.S. GOVERNMENT AGENCIES — 69.2%
Fannie Mae — 0.3%
400,000	5.00%, 08/02/12	427,705
12,455	7.50%, 08/01/25	13,507

		441,212

Farmer Mac — 0.4%
500,000	5.90%, 03/03/09	517,469

Federal Farm Credit Bank — 0.4%
125,000	4.75%, 01/19/10	129,840
100,000	5.15%, 12/06/10	105,892
400,000	4.50%, 10/17/12	419,351

		655,083

Federal Home Loan Bank — 66.1%
50,000	4.00%, 02/12/10	51,228
30,000	7.38%, 02/12/10	32,716
25,000	3.38%, 05/14/10	25,322
2,875,000	4.13%, 08/13/10	2,963,786
285,000	4.75%, 08/13/10	298,125
270,000	6.88%, 08/13/10	296,290
215,000	4.50%, 09/10/10	223,403
16,745,000	5.13%, 09/10/10	17,681,966
300,000	5.13%, 09/29/10	316,718

Principal Amount		Value
Federal Home Loan Bank (continued)
$2,723,570	4.75%, 10/25/10	$2,732,421
60,000	4.25%, 11/02/10	62,067
50,000	4.25%, 11/15/10	51,645
1,030,000	6.63%, 11/15/10	1,129,405
730,000	4.75%, 12/10/10	764,593
1,240,000	4.88%, 12/10/10	1,304,017
1,360,000	4.00%, 02/15/11	1,397,977
2,135,000	5.88%, 02/15/11	2,304,188
6,020,000	4.88%, 03/11/11	6,346,820
33,145,000	5.25%, 06/10/11	35,468,663
235,000	5.38%, 06/10/11	252,406
320,000	4.38%, 08/15/11	334,072
75,000	5.75%, 08/15/11	81,732
2,855,000	5.00%, 10/13/11	3,041,517
50,000	4.25%, 11/15/11	51,948
490,000	4.88%, 11/15/11	519,766
15,000	5.63%, 11/15/11	16,310
5,770,000	4.75%, 12/09/11	6,097,159
2,320,000	5.00%, 03/09/12	2,474,718
300,000	4.88%, 06/08/12	318,992
1,400,000	5.38%, 06/08/12	1,516,791
335,000	4.63%, 08/15/12	353,017
640,000	4.50%, 09/14/12	669,162
585,000	5.00%, 09/14/12	625,849
5,265,000	4.88%, 12/14/12	5,609,600
2,276,249	5.27%, 12/28/12	2,356,676

		97,771,065

Freddie Mac — 0.6%
300,000	4.75%, 12/08/10	314,005
190,000	4.50%, 12/16/10	197,749
355,000	5.00%, 08/15/12	379,657

		891,411

Ginnie Mae — 0.1%
129,553	8.50%, 10/15/17	141,462
514	9.00%, 02/15/20	564

		142,026

Private Export Funding Corp. — 0.8%
300,000	6.07%, 04/30/11	327,699
400,000	5.66%, 09/15/11(b)	433,827
425,000	4.90%, 12/15/11	451,279

		1,212,805

Tennessee Valley Authority — 0.5%
689,000	5.63%, 01/18/11	736,369

Total U.S. Government Agencies
(Cost $ 96,586,878)		102,367,440

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 26.4%
U.S. Treasury Notes — 26.4%
$ 275,000	2.38%, 04/15/11(c)	$308,702
2,030,000	4.25%, 08/15/14	2,159,888
700,000	4.50%, 02/15/16	751,133
33,241,000	4.63%, 11/15/16	35,863,914

Total U.S. Government Securities (Cost $37,026,863)		39,083,637

Shares
INVESTMENT COMPANY — 0.4%
514,521	SEI Daily Income Trust Government II Portfolio	514,521

Total Investment Company (Cost $514,521)		514,521

TOTAL INVESTMENTS — 99.2%
(Cost $138,709,948)(a)		146,761,795
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,191,241

NET ASSETS — 100.0%		$147,953,036

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$8,067,754
Unrealized depreciation	(15,907)

Net unrealized appreciation	$8,051,847

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board
(c)	Inflation protected security. Principal amount reflects original security face amount

    GO — General Obligations

    MBIA — Insured by MBIA

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUNDS
PORTFOLIO OF INVESTMENTS	January 31, 2008
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.5%
Alabama — 1.0%
$110,000	Alabama State Public School & College Authority Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$118,368
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	430,176
1,000,000	Huntsville-Redstone Village Special Care Facilities Financing Authority Revenue Bonds, Series A, OID 8.13%, 12/01/26	1,245,790

		1,794,334

Arizona — 0.8%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/14	890,616
200,000	Maricopa County School District No. 6 Washington Elementary School Improvement Project of 2001 GO, Series B, (FSA) 5.00%, 07/01/17	226,086
250,000	University of Arizona Refunding COP, Series C, (AMBAC) 5.00%, 06/01/18	266,045

		1,382,747

California — 4.9%
1,155,000	City of Alameda GO, (MBIA) 5.00%, 08/01/33	1,197,700
650,000	Inglewood Unified School District GO, Series D, (FSA) 5.00%, 10/01/14	732,472
500,000	Los Altos School District GO, Series B, OID 5.00%, 08/01/17	543,960
1,000,000	Los Angeles Unified School District GO, Series E, (FSA) 5.00%, 07/01/16	1,134,870
770,000	Palomar Community College District GO, Series A, (FSA) 5.00%, 05/01/15	866,304
275,000	Pomona Public Financing Authority Revenue Bonds, Water Facilities Project, Series AY, (AMBAC) 5.00%, 05/01/18	297,820
385,000	Regents University of California Revenue Bonds, Series L 5.00%, 05/15/13	427,870

Principal Amount		Value
California (continued)
$325,000	Regents University of California Revenue Bonds, Series L 5.00%, 05/15/17	$366,190
250,000	Regents University of California Revenue Bonds, Series L 5.00%, 05/15/19	276,710
700,000	San Ramon Valley Unified School District GO, Series 02, (MBIA) 5.00%, 08/01/17	777,077
870,000	Santa Clara Valley Water District Refunding COP, Series A 5.00%, 02/01/15	970,259
1,325,000	Vacaville Unified School District Refunding GO, (MBIA) 5.00%, 08/01/20	1,425,992

		9,017,224

Colorado — 0.3%
485,000	City of Longmont Sales & Use Tax Revenue Bonds, OID 5.63%, 11/15/17	527,724

Florida — 3.5%
150,000	City of Port Orange Water & Sewer Refunding Revenue Bonds, (AMBAC) 5.00%, 10/01/16	161,394
500,000	Florida Department of Transportation Revenue Bonds, Series A 5.00%, 07/01/29	519,405
2,355,000	Florida State Board of Governors Refunding Revenue Bonds, Series A, (AMBAC) 5.25%, 10/01/24	2,548,699
2,000,000	Miami-Dade County Water & Sewer Refunding Revenue Bonds, (XLCA) 5.00%, 10/01/19	2,116,040
900,000	Seminole County School Board COP, Series A, (AMBAC) 5.00%, 07/01/18	978,768

		6,324,306

Georgia — 2.9%
1,905,000	City of Atlanta Refunding GO, Series A, (FGIC) 5.00%, 12/01/21	2,044,998
175,000	De Kalb County Special Recreation Tax District GO 5.00%, 12/01/12	193,662
595,000	De Kalb County Water & Sewer Refunding Revenue Bonds, Series A, (FSA) 5.00%, 10/01/17	670,595

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Georgia (continued)
$ 500,000	Forsyth County School District GO, (FSA) 5.00%, 06/01/13	$554,280
525,000	Gwinnett County Development Authority Refunding COP, Public Schools Project, (MBIA) 5.00%, 01/01/15	578,335
1,000,000	Municipal Electric Authority of Georgia Refunding Revenue Bonds, (AMBAC) 5.00%, 01/01/26(b)	1,026,130
100,000	Rockdale County Water & Sewer Authority Revenue Bonds, (FSA) 5.00%, 07/01/18	110,188
150,000	Walton County School District GO, Series A, (MBIA-State Aid Withholding) 5.00%, 08/01/17	165,750

		5,343,938

Illinois — 5.3%
500,000	Chicago Board of Education GO, Series B, (FSA) 5.00%, 12/01/18	555,680
900,000	Chicago Transit Authority Revenue Bonds, (AMBAC) 5.00%, 06/01/21	949,851
225,000	City of Chicago Neighborhoods Alive 21 Program GO, Series A, OID, (FGIC) 5.88%, 01/01/19	245,954
100,000	City of Rockford GO, Series A, OID, (FSA) 5.38%, 12/15/13	107,486
1,000,000	Cook County Community College District No. 524 Moraine Valley GO, Series B, (MBIA) 5.00%, 12/01/25	1,048,190
150,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA) 5.00%, 12/01/12	165,424
285,000	Cook County School District No. 100 Berwyn South Refunding GO, Series D, (FSA) 5.00%, 12/01/13	317,003
575,000	County of Cook Refunding GO, Series A, OID, (FGIC) 5.00%, 11/15/22	588,472
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, OID, (FSA) 5.55%, 12/30/17	92,637

Principal Amount		Value
Illinois (continued)
$ 65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, OID, (FSA) 5.55%, 12/30/17	$70,326
260,000	Freeport Sewer System Improvements Refunding GO, OID, (AMBAC) 5.55%, 12/01/14	285,165
100,000	Gail Borden Public Library District GO, (FGIC) 4.63%, 12/15/08	102,150
1,070,000	Illinois Finance Authority Bradley Refunding Revenue Bonds, (XLCA) 5.00%, 08/01/14	1,178,091
2,000,000	Kane County Forest Preservation District GO, (FGIC) 5.00%, 12/15/21	2,163,260
500,000	State of Illinois GO, First Series 5.50%, 08/01/15	534,975
400,000	State of Illinois Sales Tax Revenue Bonds, Series Z 5.00%, 06/15/12	416,552
250,000	Will County School District No. 122 Refunding GO, Series B, OID, (FGIC) 5.20%, 11/01/16	268,205
600,000	Will County School District No. 161 Summit Hill Refunding GO, (FGIC) 5.00%, 01/01/17	655,152

		9,744,573

Indiana — 8.4%
580,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 01/15/16	649,693
1,490,000	Anderson School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/15/25	1,588,295
1,050,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC-State Aid Withholding) 5.00%, 07/15/16	1,161,038

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Indiana (continued)
$ 650,000	Avon Community School Building Corp., First Mortgage Refunding and Improvement Revenue Bonds, (AMBAC-State Aid Withholding) 5.00%, 01/15/17	$716,956
650,000	Decatur Township Marion County Multi-School Building Corp., First Mortgage Revenue Bonds, Series B, (FSA-State Aid Withholding) 5.00%, 07/15/18	723,255
315,000	East Allen Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/10/14	334,858
490,000	East Noble Facilities School Building Corp. Refunding Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	545,600
460,000	Franklin Community Multi-School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.13%, 07/15/12	500,558
75,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds 5.75%, 07/15/10	81,059
1,000,000	Franklin Township School Building Corp., Marion County First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/15/25	1,049,830
505,000	Hammond School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	529,412
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.38%, 07/15/16	195,022
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	271,838
125,000	Indianapolis-Marion County Public Library GO, Series A 4.60%, 07/01/18	129,321

Principal Amount		Value
Indiana (continued)
$ 145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.05%, 07/15/11	$155,866
700,000	Mount Vernon of Hancock County Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	762,174
170,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.30%, 07/15/09	177,796
205,000	Noblesville Elementary/ Intermediate Schools Building Corp., First Mortgage Revenue Bonds, (FSA) 5.50%, 07/15/12	222,544
435,000	Noblesville Redevelopment Authority, Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	468,869
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 01/15/16	175,805
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 07/15/16	406,549
500,000	Plainfield Elementary School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/18	547,900
715,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 01/15/16	787,766
735,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	812,726
570,000	Portage Township Multi-School Building Corp., First Mortgage Refunding Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/17	630,517

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Indiana (continued)
$ 200,000	Tippecanoe County Governmental Building Corp., First Mortgage Revenue Bonds, OID, (FGIC) 5.00%, 01/15/19	$213,408
765,000	Vigo County School Building Corp., First Mortgage Refunding Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 01/10/16	856,777
175,000	Wayne Township School Building Corp., Marion County First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 01/15/15	193,555
400,000	Westfield Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA-State Aid Withholding) 5.00%, 07/15/23	420,568
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, OID, (FGIC-State Aid Withholding) 4.75%, 01/15/11	144,004

		15,453,559

Iowa — 0.1%
250,000	City of Iowa City Parking Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	261,575

Kansas — 0.1%
250,000	Sedgwick County Unified School District No. 259 Refunding GO, (MBIA) 5.00%, 09/01/15	279,330

Louisiana — 1.2%
2,000,000	Louisiana Public Facilities Authority Hurricane Recovery Program Revenue Bonds, (AMBAC) 5.00%, 06/01/16	2,202,740

Maine — 1.4%
1,160,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 07/01/16	1,283,053
500,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	533,905

Principal Amount		Value
Maine (continued)
$ 450,000	Maine Municipal Bond Bank Refunding Revenue Bonds, Series A, (GO of Bond Bank) 4.75%, 11/01/17	$501,170
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B 5.25%, 11/01/15	274,478

		2,592,606

Massachusetts — 0.6%
350,000	Commonwealth of Massachusetts Consolidation Loan GO, Series D 5.00%, 08/01/17	389,900
600,000	Commonwealth of Massachusetts Special Obligation Consolidation Loan Refunding Revenue Bonds, Series A, (FGIC) 5.50%, 06/01/16	688,758

		1,078,658

Michigan — 6.6%
100,000	Canton Charter Township Capital Improvement GO, (FSA) 5.00%, 04/01/14	111,399
200,000	Canton Charter Township Capital Improvement GO, (FSA) 5.00%, 04/01/17	225,826
130,000	Central Montcalm Public Schools GO, OID, (MBIA, Q-SBLF) 5.35%, 05/01/11	135,446
1,450,000	Central Montcalm Public Schools Refunding GO, (MBIA, Q-SBLF) 5.00%, 05/01/23	1,520,746
125,000	Clarkston Community Schools GO, (Q-SBLF) 5.00%, 05/01/15	138,244
345,000	Clintondale Community Schools Refunding GO, (MBIA, Q-SBLF) 5.00%, 05/01/20	369,837
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	270,787
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	256,114

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Michigan (continued)
$ 250,000	Dundee Community School District School Building & Site GO, OID, (Q-SBLF) 5.38%, 05/01/19	$266,785
325,000	East Lansing School District School Building & Site GO, OID, (Q-SBLF) 5.35%, 05/01/16	347,012
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	160,242
150,000	Jackson Public Schools School Building & Site Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/15	166,317
2,500,000	Michigan Municipal Bond Authority State Clean Water Revolving Fund Revenue Bonds 5.00%, 10/01/23	2,696,400
260,000	Mount Clemens Community School District Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/18	284,214
275,000	Oakland Schools Intermediate School District School Building & Site GO, (FSA) 5.00%, 05/01/36	285,915
685,000	Oakland University Refunding Revenue Bonds, (AMBAC) 5.25%, 05/15/18	749,171
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	264,762
225,000	Saginaw City School District School Building & Site GO, (FSA, Q-SBLF) 5.00%, 05/01/26	235,973
750,000	State of Michigan Trunk Line Refunding Revenue Bonds, Series A 5.25%, 11/01/13	840,840
1,640,000	Stockbridge Community Schools Refunding GO, (FSA, Q-SBLF) 5.00%, 05/01/21	1,752,734
150,000	Van Buren County GO, OID, (AMBAC) 5.00%, 05/01/15	157,078
375,000	Warren Transportation Fund GO, OID 5.00%, 06/01/16	390,060
400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	415,960

		12,041,862

Principal Amount		Value
Minnesota — 1.2%
$ 950,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B 5.00%, 03/01/16	$1,076,559
1,000,000	Minnesota Public Facilities Authority Clean Water Revenue Bonds, Series B 5.00%, 03/01/17	1,137,360

		2,213,919

Missouri — 0.8%
900,000	North Kansas City School District No. 74 Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/18	1,004,139
400,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA-State Aid Direct Deposit) 5.00%, 04/01/21	427,868

		1,432,007

Nebraska — 0.1%
185,000	Douglas County School District No. 54 Ralston Public Schools GO, OID, (FSA) 4.60%, 12/15/12	196,751

Nevada — 0.3%
500,000	Washoe County GO, OID, (MBIA) 5.00%, 06/01/17	500,980

New Jersey — 3.0%
250,000	Freehold Township Board of Education Refunding GO, (MBIA-School Board Residual Funding) 4.75%, 02/15/24	255,690
145,000	Gloucester County Improvement Authority Lease Refunding Revenue Bonds, Series A, (AMBAC) 5.00%, 12/01/18	156,085
1,200,000	New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A 5.00%, 09/01/16	1,359,828
1,375,000	New Jersey Transportation Trust Fund Authority Transportation Systems Refunding Revenue Bonds, Series B, (MBIA) 5.50%, 12/15/15	1,581,869
200,000	Old Bridge Township Board of Education Refunding GO, (MBIA-School Board Residual Funding) 5.00%, 07/15/13	220,162

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$ 115,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 5.00%, 06/01/14	$125,816
1,175,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.00%, 06/01/37	1,333,155
345,000	Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, OID 6.13%, 06/01/42	393,186

		5,425,791

New Mexico — 0.6%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A 5.00%, 06/01/15	1,081,180

New York — 5.9%
2,000,000	City of New York Refunding GO, Series A1 5.00%, 08/01/15	2,208,600
4,450,000	City of New York Refunding GO, Series G, (MBIA) 5.00%, 08/01/18	4,856,596
1,000,000	New York Power Authority Refunding Revenue Bonds, Series C, (MBIA) 5.00%, 11/15/15	1,123,020
550,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (FGIC) 5.00%, 02/15/16	603,872
1,450,000	New York State Dormitory Authority State University Lease Revenue Bonds 4.75%, 07/01/17	1,591,708
400,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/17	452,112

		10,835,908

North Carolina — 2.1%
250,000	City of Winston-Salem COP, Series A 5.00%, 06/01/15	280,717
200,000	City of Winston-Salem COP, Series A 5.00%, 06/01/16	225,488
300,000	County of Brunswick GO, (FGIC) 5.00%, 05/01/15	322,659

Principal Amount		Value
North Carolina (continued)
$1,000,000	County of Harnett COP, Series A, (FSA) 5.00%, 12/01/14	$1,120,550
1,735,000	Dare County COP, (FGIC) 5.00%, 06/01/17	1,892,382

		3,841,796

Ohio — 6.5%
2,000,000	Cincinnati City School District Refunding GO, (FGIC) 5.00%, 12/01/17	2,252,760
300,000	City of Cincinnati GO 5.00%, 12/01/15	327,282
2,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A, (MBIA) 5.00%, 12/01/19	2,160,000
1,170,000	Hamilton City School District School Improvement GO, (FSA) 5.00%, 12/01/20	1,287,971
700,000	Hamilton Local School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/25	737,940
100,000	Licking Heights Local School District Refunding GO, Series A, (MBIA) 5.00%, 12/01/17	109,746
250,000	Licking Heights Local School District Refunding GO, Series A, (MBIA) 5.00%, 12/01/18	272,005
865,000	Marysville Wastewater Treatment System Refunding Revenue Bonds, (XLCA) 5.25%, 12/01/20	950,739
2,365,000	Ohio State Building Authority Facilities Refunding Revenue Bonds, Series B, (FGIC) 5.00%, 10/01/18	2,653,530
400,000	Ohio State Department of Administrative Services COP, Series A, (MBIA) 5.00%, 09/01/16	438,604
500,000	Olentangy Local School District Refunding GO, Series A, (FSA) 5.00%, 12/01/18	557,285
100,000	Wellston City School District GO 5.80%, 12/01/13	115,487

		11,863,349

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Pennsylvania — 0.9%
$ 115,000	New Castle Area School District GO, OID, (MBIA-State Aid Withholding) 4.40%, 03/01/11	$121,526
1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Refunding Revenue Bonds, (MBIA) 5.00%, 04/01/17	1,588,118

		1,709,644

Puerto Rico — 7.3%
4,300,000	Commonwealth of Puerto Rico Pre-Refunded GO, Series B 5.00%, 07/01/35	4,903,763

2,150,000	Puerto Rico Electric Power Authority Refunded Balance Revenue Bonds, Series NN, OID 5.13%, 07/01/29	2,403,657
750,000	Puerto Rico Electric Power Authority Revenue Bonds, Series II, OID 5.25%, 07/01/31	837,908
300,000	Puerto Rico Electric Power Authority Revenue Bonds, Series RR, (FGIC) 5.00%, 07/01/35	340,638
3,800,000	Puerto Rico Highway & Transportation Authority Revenue Bonds, Series K 5.00%, 07/01/40	4,314,748
520,000	Puerto Rico Highway & Transportation Authority Revenue Bonds, Series K 5.00%, 07/01/45	590,439

		13,391,153

Rhode Island — 0.3%
500,000	Rhode Island Economic Development Corp. Department of Transportation Revenue Bonds, Series C, (FSA) 5.00%, 06/15/14	549,425

South Carolina — 0.9%
1,215,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 06/01/21	1,308,178
150,000	McCormick County School District GO, (SCSDE) 5.00%, 03/01/12	163,701

Principal Amount		Value
South Carolina (continued)
$ 100,000	Richland County School District No. 1 GO, (FSA, SCSDE) 4.75%, 03/01/14	$109,480

		1,581,359

Texas — 25.4%
1,255,000	Alamo Community College District GO, Series A, (MBIA) 5.50%, 08/15/15	1,449,450
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,355,697
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	118,337
500,000	Allen Independent School District GO, (PSF-GTD) 5.00%, 02/15/21	530,110
100,000	Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	112,899
250,000	Birdville Independent School District Building GO, (PSF-GTD) 5.00%, 02/15/18	272,858
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,102,830
895,000	City of El Paso Water & Sewer Refunding Revenue Bonds, (MBIA) 4.50%, 03/01/14	961,284
135,000	City of Garland GO, OID 4.50%, 02/15/19	138,954
255,000	City of Laredo GO, OID, (FGIC) 5.38%, 08/15/20	280,151
500,000	City of San Antonio GO, OID 4.38%, 02/01/23	502,845
1,630,000	City of San Antonio Un-Refunded GO 5.25%, 08/01/13	1,821,329
1,375,000	City of Temple Utilities System Revenue Bonds, (MBIA) 5.00%, 08/01/23	1,432,942
1,500,000	Clint Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 08/15/28	1,569,405
830,000	Comal Independent School District School Building GO, (PSF-GTD) 5.00%, 02/01/28	855,962
300,000	Coppell Independent School District School Building GO, (MBIA) 5.00%, 08/15/15	336,507

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Texas (continued)
$ 315,000	Coppell Independent School District School Building GO, (MBIA) 5.00%, 08/15/16	$354,517
500,000	County of Hidalgo GO, (MBIA) 4.50%, 08/15/19	525,660
100,000	Dallas Area Rapid Transit Senior Lien Sales Tax Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	111,056
1,000,000	Dallas Independent School District School Building GO, (PSF-GTD) 4.75%, 08/15/25	1,026,080
515,000	Denton GO, (MBIA) 5.00%, 02/15/14	570,507
1,000,000	El Paso Independent School District GO, (PSF-GTD) 5.00%, 08/15/12	1,096,950
3,000,000	Fort Worth Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/17	3,355,080
1,095,000	Friendswood Water & Sewer Refunding Revenue Bonds, (FSA) 5.00%, 03/01/21	1,174,563
350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	395,332
275,000	Giddings Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/17	309,182
700,000	Grapevine Refunding GO, Series A, (MBIA) 5.00%, 08/15/17	767,648
1,000,000	Grapevine Refunding GO, Series A, (MBIA) 5.00%, 08/15/19	1,080,430
370,000	Gregory-Portland Independent School District GO, OID, (PSF-GTD) 5.50%, 08/15/19	399,100
1,000,000	Harlandale Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/35	1,027,120
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	554,100
375,000	Hays Consolidated Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/18	413,689

Principal Amount		Value
Texas (continued)
$ 100,000	Keller Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	$111,891
100,000	Klein Independent School District GO, (PSF-GTD) 5.00%, 08/01/18	107,328
115,000	Lake Travis Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/19	125,383
1,600,000	Magnolia Independent School District Schoolhouse GO, (PSF-GTD) 5.00%, 08/15/17	1,806,848
220,000	McKinney GO, OID, (FGIC) 5.20%, 08/15/14	230,336
700,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	737,583
300,000	Plano Independent School District GO, (PSF-GTD) 4.50%, 02/15/19	316,515
525,000	Red Oak Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	587,428
375,000	San Antonio Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/16	417,979
295,000	San Felipe-Del Rio Consolidated Independent School District GO, OID, (PSF-GTD) 5.38%, 08/15/16	317,302
450,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/13	477,364
1,005,000	San Jacinto Community College District Refunding GO, (AMBAC) 4.25%, 02/15/14	1,069,230
1,500,000	Socorro Independent School District Refunding GO, (PSF-GTD) 5.25%, 08/15/13	1,679,640
845,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/14	937,054
2,705,000	Spring Independent School District GO, (PSF-GTD) 5.00%, 02/15/15	3,021,864
750,000	State of Texas Public Finance Authority GO 5.00%, 10/01/26	789,270

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Texas (continued)
$ 635,000	State of Texas Public Finance Authority Park & Wildlife GO, OID 5.90%, 10/01/17	$673,398
250,000	Texas Tech University Refunding Revenue Bonds, (AMBAC) 5.00%, 02/15/16	276,782
3,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series C 5.00%, 08/15/16	3,388,260
1,610,000	University of Texas Financing Systems Refunding Revenue Bonds, Series E 5.00%, 08/15/15	1,812,812
1,095,000	Victoria Utility System, Water & Wastewater Authority Refunding Revenue Bonds, (AMBAC) 5.00%, 12/01/17	1,218,921
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	296,467

		46,402,229

Utah — 0.1%
125,000	South Jordan Water Refunding Revenue Bonds, (AMBAC) 5.00%, 11/01/15	138,951

Virginia — 0.3%
150,000	City of Virginia Beach Public Improvement GO 5.00%, 01/15/16	169,254
300,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds 5.00%, 02/01/16	333,576

		502,830

Washington — 1.6%
100,000	CDP-King County III Lease Refunding Revenue Bonds, King Street Center Project, (MBIA) 5.00%, 06/01/17	111,418
100,000	Clark County Public Utility District No. 1 Generating System Refunding Revenue Bonds, (FGIC) 5.00%, 01/01/13	108,772

Principal Amount		Value
Washington (continued)
$ 200,000	Pierce County School District No. 320 Sumner Refunding GO, (FGIC-School Board Guaranty) 5.00%, 12/01/16	$219,898
250,000	Snohomish Country School District No. 6 Mukilteo GO, OID, (School Board Guaranty) 5.35%, 12/01/15	270,142
2,000,000	State of Washington Department of Ecology Refunding COP, Series B, (AMBAC) 5.00%, 04/01/16	2,215,640

		2,925,870

West Virginia — 0.2%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	320,094

Wisconsin — 1.9%
135,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/13	145,375
145,000	Cedarburg School District Refunding GO, Series B, (FSA) 5.00%, 03/01/14	156,143
775,000	County of Outagamie Refunding GO 5.50%, 04/01/14	850,772
150,000	Door County GO, Series A, OID, (FGIC) 5.25%, 09/01/20	163,152
500,000	Fond Du Lac Promissory Notes GO, OID, (FGIC) 4.40%, 05/01/11	523,550
100,000	Fond Du Lac Refunding GO, (FGIC) 4.75%, 03/01/15	108,375
100,000	Fond Du Lac Refunding GO, (FGIC) 4.75%, 03/01/16	107,575
130,000	Menomonee Falls Water Systems Mortgage Refunding Revenue Bonds, OID, (FSA) 4.60%, 12/01/10	138,268
520,000	Osceola School District School Building GO, Series A, OID, (FGIC) 5.13%, 05/01/17	547,108
220,000	Two Rivers Public School District Refunding GO, (FSA) 5.75%, 03/01/12	235,594

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS - (Continued)	January 31, 2008
(Unaudited)

Principal Amount		Value
Wisconsin (continued)
$505,000	Verona Area School District GO, Series A, (MBIA) 5.50%, 10/01/12	$531,341

		3,507,253

Total Municipal Bonds (Cost $170,325,542)		176,465,665

Shares
INVESTMENT COMPANY — 2.1%
3,846,553	SEI Daily Income Trust Government II Portfolio	3,846,553

Total Investment Company (Cost $ 3,846,553)		3,846,553

TOTAL INVESTMENTS — 98.6%		180,312,218
(Cost $174,172,095)(a)
OTHER ASSETS IN EXCESS OFLIABILITIES — 1.4%		2,470,905

NET ASSETS — 100.0%		$182,783,123

(a)	Represents cost for financial reporting purposes and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$6,213,957
Unrealized depreciation	(73,834)

Net unrealized appreciation	$6,140,123

(b)	Variable rate security. Rate represents the rate in effect as of January 31, 2008. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

MBIA — Insured by MBIA

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina State Department of Education

XLCA — XL Capital Insurance

OLD WESTBURY FUNDS, INC.
NOTES TO PORTFOLIO OF INVESTMENTS
January 31, 2008(Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2008, the Corporation consisted of eight separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)	Long-term capital appreciation.
Old Westbury Global Opportunities Fund (“Global Opportunities Fund”)*	Long-term capital appreciation.
Old Westbury Real Return Fund (“Real Return Fund”)	Real return over inflation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.

*	Global Opportunities Fund commenced operations on November 27, 2007.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

OLD WESTBURY FUNDS, INC.
NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)
January 31, 2008(Unaudited)

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities. Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund, International Fund and Global Opportunities Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund, International Fund and Global Opportunities Fund use fair value pricing, the value assigned to the Global Small Cap Fund’s, International Fund’s and Global Opportunities Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund, Real Return Fund and the Global Opportunities Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund, Real Return Fund and Global Opportunities Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Real Return Fund may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

OLD WESTBURY FUNDS, INC.
NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)
January 31, 2008(Unaudited)

As of January 31, 2008, the Real Return Fund and Global Oportunities Fund had the following open forward foreign currency contracts:

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/(Depreciation)
Real Return Fund:
Hong Kong Dollar / Long	02/19/08	$19,329,648	$19,246,281	$(83,367)
Singapore Dollar / Long	02/29/08	10,918,858	11,055,388	136,530

				$53,163

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/(Depreciation)
Global Opportunities Fund:
British Pound / Long	06/30/08	$4,124,250	$4,008,262	$(115,988)
Canada Dollar / Long	02/29/08	2,360,068	2,337,705	(22,363)
Chile Peso/ Long	12/17/08	1,883,065	1,977,594	94,529
Euro Dollar / Long	01/29/08	5,939,220	5,908,985	(30,235)
Euro Dollar / Long	09/03/08	6,301,518	6,338,734	37,216
Euro Dollar / Long	12/18/08	628,857	632,116	3,259
Hong Kong Dollar / Long	03/03/08	2,347,794	2,340,615	(7,179)
India Rupee / Long	12/17/08	1,891,834	1,863,566	(28,268)
Japan Yen / Long	03/03/08	4,748,482	4,900,473	151,991
Japan Yen / Long	12/04/08	996,097	1,051,940	55,843
Japan Yen / Long	12/17/08	4,300,000	4,460,023	160,023
Kazakhstan Tenge / Long	12/15/08	3,700,000	3,724,035	24,035
Norway Krone / Long	12/17/08	558,814	547,724	(11,090)
Peru New Sol / Long	12/17/08	619,503	636,048	16,545
Poland Zloty / Long	12/17/08	2,459,464	2,436,017	(23,447)
Singapore Dollar / Long	03/03/08	4,729,952	4,825,568	95,616
Switzerland Franc / Long	01/20/09	10,813,898	11,027,740	213,842
Switzerland Franc / Long	01/21/09	5,065,575	5,080,613	15,038
Switzerland Franc / Long	01/29/09	5,224,152	5,271,097	46,945
Euro Dollar / Short	09/03/08	(4,738,175)	(4,794,878)	(56,703)
Euro Dollar / Short	01/29/09	(7,026,640)	(7,077,578)	(50,938)
Mexico Peso / Short	12/17/08	(4,525,453)	(4,349,477)	175,976
Romania New Leu / Short	12/17/08	(3,742,034)	(3,453,027)	289,007
Romania New Leu / Short	12/18/08	(178,142)	(163,050)	15,092
South Korea Won / Short	01/20/09	(10,813,899)	(10,892,295)	(78,396)
South Korea Won / Short	01/21/09	(5,065,575)	(5,077,679)	(12,104)
South Korea Won / Short	01/23/09	(4,521,656)	(4,548,420)	(26,764)
Switzerland Franc / Short	01/20/09	(1,942,466)	(1,949,639)	(7,173)

				$924,309

E. Swap Agreements. The Real Return Fund and Global Opportunities Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end

OLD WESTBURY FUNDS, INC.
NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)
January 31, 2008(Unaudited)

are included in the Portfolios of Investments under the caption “Swap Agreements.” The Real Return Fund has $(193,910,000), as collateral for their open swap agreements.

When counterparties post cash collateral with respect to various swap transactions, the Fund invests the collateral and receives interest income and pays interest expense. The interest income is included in investment income on the Statement of Operations, and the interest expense is included in the Fund’s overall expense ratio.

F. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market. The Real Return Fund and Global Opportunities Fund may also purchase and sell put and call options on commodity futures contracts and commodity indices.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

G. Collectibles. The Real Return Fund may invest in Collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have accurate market valuations available. The Real Return Fund does not currently intend to invest more than 5% of its total assets in Collectibles.

H. Inflation-Protected Securities. The Real Return Fund, Fixed Income Fund and Municipal Bond Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

OLD WESTBURY FUNDS, INC.
NOTES TO PORTFOLIO OF INVESTMENTS - (Continued)
January 31, 2008(Unaudited)

K. Recent Accounting Pronouncement. In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods use to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the statements of operations for a fiscal period.

3.	Tax Information:

At October 31, 2007, each of the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015
Municipal Bond Fund	$22,373	$101,465

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(principal executive officer)

Date	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc D. Stern
Marc D. Stern, President
(principal executive officer)

Date	March 31, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date	March 31, 2008

*	Print the name and title of each signing officer under his or her signature.